                 Confidential, For Use of the Commission Only.




                            SCHEDULE 14A INFORMATION
Proxy Statement Pursuant to Section 14(a) of the Securities Exchange Act of 1934

Filed by the Registrant [x]
Filed by a Parety other than the Registrant [ ]
Check the appropriate box:
[x] Preliminary Proxy Statement
[ ] Definitive Proxy Statement
[ ] Definitive Additional Materials
[ ] Soliciting Material Pursuant to ss. 240.14a-11(c) or ss. 240.14a-12

                               Baltimore Bancorp
      -------------------------------------------------------------------
                (Name of Registrant as Specified in its Charter)

                               Baltimore Bancorp
      -------------------------------------------------------------------
                   (Name of Person(s) Filing Proxy Statement)

Payment of Filing Fee (Check the appropriate box):
[ ] $125 per Exchange Act Rules 0-11(c)(1)(ii), 14a-6(i)(1), or 14a-6(j)(2).
[ ] $500 per each party to the controversy pursuant to Exchange Act Rule
    14a-6(i)(3).
[x] Fee computed on table below per Exchange Act Rules  14a-6(i)(4) and 0-11.

     1) Title of each class of securities to which transaction applies:
                                   Common Stock
     ----------------------------------------------------------------------

     2) Aggregate number of securities to which transaction applies:
                                   17,242,164*
     ----------------------------------------------------------------------

     3) Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rule 0-11:1/
     The Merger Consideration is equal to $20.75 per share of Common Stock.
     ----------------------------------------------------------------------

     4) Proposed maximum aggregate value of transaction:
                                   $348,867,184**
     ----------------------------------------------------------------------

     1/ Set forth the amount on which the filing fee is calculated and state how it was determined.

[ ] Check box  if any  part of the  fee is offset as provided  by  Exchange  Act
    Rule 0-11(a)(2) and identify the filing for which the offsetting fee was paid previously. Identify the previous filing by registration statement number, or the Form or Schedule and the date of its filing.

    1)  Amount previously paid:
                 N/A
    ------------------------------------------------------------------------

    2) Form, Schedule or Registration Statement No.:
                 N/A
    ------------------------------------------------------------------------

    3) Filing Party:
                 N/A
    ------------------------------------------------------------------------

    4) Date Filed:
                 N/A
    ------------------------------------------------------------------------

     *Consists of 16,228,990 shares of Common Stock to be canceled in exchange for the right to receive the Merger Consideration and 1,013,174 shares of Common Stock that would be issued upon conversion of stock options.
    **Includes $12,115,641 representing the aggregate amount to be paid upon exchange and cancellation of all stock options.

                 Confidential, For Use of the Commission Only.

                                                                Preliminary Copy

                       [LETTERHEAD OF BALTIMORE BANCORP]

                                                              September __, 1994

To the Stockholders of
Baltimore Bancorp:

                 You are cordially invited to attend a Special Meeting of Stockholders of Baltimore Bancorp to be held at 10:00 a.m. on Friday, November 4, 1994, at The Bank of Baltimore, 4th Floor, 7 East Baltimore Street, Baltimore, Maryland 21202.

                 As described in the enclosed Proxy Statement, at the Special Meeting, you will be asked to consider and vote upon a proposal to approve and adopt an Agreement and Plan of Merger, dated as of March 21, 1994, as amended, among First Fidelity Bancorporation, Annabel Lee Corporation, a direct wholly owned subsidiary of First Fidelity, and Baltimore Bancorp, pursuant to which First Fidelity will acquire Baltimore Bancorp through the merger of Annabel Lee with and into Baltimore Bancorp. In the merger, stockholders of Baltimore
Bancorp will receive a cash payment of $20.75 for each share of Baltimore Bancorp Common Stock.

                 Your Board of Directors has determined that the merger is in the best interests of Baltimore Bancorp and its stockholders and has unanimously approved the merger. The Board unanimously recommends that you vote "FOR" approval and adoption of the Merger Agreement and the transactions contemplated thereby.

                 Consummation of the merger is subject to certain conditions, including approval and adoption of the Merger Agreement and the transactions contemplated thereby by the affirmative vote of at least two-thirds of the outstanding shares of Common Stock entitled to be voted and the approval of the merger by various regulatory agencies. Only holders of Common Stock of record at the close of business on September 27, 1994 are entitled to notice of and to vote at the Special Meeting or any adjournments or postponements thereof.

                 You are urged to read the accompanying Proxy Statement, which provides you with a description of the terms of the proposed merger. A copy of the Merger Agreement is included as Appendix A to the enclosed Proxy Statement.

                 It is very important that your shares be represented at the Special Meeting. Whether or not you plan to attend the Special Meeting, you are requested to complete, date, sign and return the proxy card in the enclosed postage paid envelope. Failure to return a properly executed proxy card or to vote at the Special Meeting will have the same effect as a vote against the Merger Agreement. Please do not send in your stock certificates until you have received a letter of transmittal, which will be sent to you promptly after the merger is consummated.

                 On behalf of the Board of Directors, I urge you to vote "FOR" approval and adoption of the Merger Agreement and the transactions contemplated thereby.

Sincerely,



Edwin F. Hale, Sr.
Chairman of the Board

                 Confidential, For Use of the Commission Only.

                                                                Preliminary Copy

NOTICE OF SPECIAL MEETING OF
STOCKHOLDERS TO BE HELD ON
NOVEMBER 4, 1994


                 NOTICE IS HEREBY GIVEN that a special meeting of stockholders (the "Special Meeting") of Baltimore Bancorp (the "Company") will be held on Friday, November 4, 1994, at 10:00 a.m., at The Bank of Baltimore, 4th Floor, 7 East Baltimore Street, Baltimore, Maryland 21202, for the following purposes:

                 (1) To consider and vote upon a proposal to approve and adopt an Agreement and Plan of Merger, dated as of March 21, 1994, as amended (the "Merger Agreement"), by and among First Fidelity Bancorporation, a New Jersey corporation ("First Fidelity"), Annabel Lee Corporation, a Maryland corporation and a direct wholly owned subsidiary of First Fidelity ("Merger Sub"), and the Company (a copy of which is attached to the accompanying Proxy Statement as Appendix A) and the transactions contemplated thereby. As more fully described in the Proxy Statement, the Merger Agreement provides that (i) Merger Sub will be merged with and into the Company (the "Merger" or "Holding Company Merger"), with the Company being the surviving corporation, (ii) the Company will thereupon become a direct wholly owned subsidiary of First Fidelity and
         (iii) each outstanding share of common stock, par value $5.00 per share, of the Company (the "Common Stock"), except for shares held by First Fidelity, will be converted into the right to receive $20.75 in cash.

                 (2) To transact such other business as may properly come before the Special Meeting or any adjournments or postponements thereof.

                 The Board of Directors has fixed the close of business on September 27, 1994 as the record date for the determination of stockholders entitled to notice of and to vote at the Special Meeting. Only holders of Common Stock of record at the close of business on that date will be entitled to notice of and to vote at the Special Meeting or any adjournments or postponements thereof.

                 The accompanying Proxy Statement describes the Merger Agreement, the proposed Merger and the actions to be taken in connection with the Merger. To ensure that your vote will be counted, please complete, date and sign the enclosed proxy card and return it promptly in the enclosed postage paid envelope, whether or not you plan to attend the Special Meeting. Your proxy may be revoked in the manner described in the accompanying Proxy Statement at any time before it is voted at the Special Meeting.

                 In the event that there are not sufficient votes to approve and adopt the Merger Agreement and the transactions contemplated thereby at the time of the Special Meeting, the Special Meeting may be adjourned in order to permit further solicitation of proxies by the Company.

By Order of the Board of Directors



Edwin F. Hale, Sr.
Chairman of the Board

Baltimore, Maryland
September __, 1994

                 THE BOARD  UNANIMOUSLY  RECOMMENDS  THAT THE  HOLDERS OF COMMON
STOCK  VOTE  FOR  APPROVAL  AND  ADOPTION  OF  THE  MERGER   AGREEMENT  AND  THE
TRANSACTIONS CONTEMPLATED THEREBY.

                 THE AFFIRMATIVE VOTE OF AT LEAST TWO-THIRDS OF THE OUTSTANDING SHARES OF COMMON STOCK ENTITLED TO BE VOTED IS REQUIRED TO APPROVE AND ADOPT THE MERGER AGREEMENT AND THE TRANSACTIONS CONTEMPLATED THEREBY. WE URGE YOU TO SIGN AND RETURN THE ENCLOSED PROXY AS PROMPTLY AS POSSIBLE, WHETHER OR NOT YOU PLAN TO ATTEND THE MEETING IN PERSON. THE PROXY MAY BE REVOKED AT ANY TIME PRIOR TO ITS EXERCISE IN THE MANNER DESCRIBED IN THE ATTACHED PROXY STATEMENT. ANY STOCKHOLDER PRESENT AT THE SPECIAL MEETING, INCLUDING ANY ADJOURNMENT OR POSTPONEMENT THEREOF, MAY REVOKE SUCH HOLDER'S PROXY AND VOTE PERSONALLY ON THE MERGER AGREEMENT BEFORE THE SPECIAL MEETING.

                 PLEASE DO NOT SEND YOUR COMMON STOCK CERTIFICATES AT THIS TIME.

                               TABLE OF CONTENTS


                                                                           Page

INTRODUCTION..............................................................     1
ADDITIONAL INFORMATION....................................................     2
SUMMARY...................................................................     3
THE SPECIAL MEETING.......................................................    12
     Matters To Be Considered at the Special Meeting......................    12
     Record Date and Voting...............................................    12
     Vote Required; Revocability of Proxies...............................    13
     Appraisal Rights.....................................................    13
     Solicitation of Proxies..............................................    13
     Security Ownership by Company Management and First Fidelity..........    14
PARTIES TO THE MERGER.....................................................    14
     The Company..........................................................    14
     First Fidelity.......................................................    14
     Merger Sub...........................................................    15
THE MERGER................................................................    15
     General..............................................................    15
     The Merger...........................................................    15
     Background of the Merger.............................................    17
     Reasons for the Merger...............................................    18
     Opinion of Financial Advisor.........................................    19
     Effective Date and Effective Time....................................    22
     Effect of the Merger.................................................    22
     Exchange of Common Stock for Cash....................................    23
     Representations and Warranties.......................................    24
     Conditions to Consummation of the Merger.............................    24
     Regulatory Approvals.................................................    24
     Conduct of Business Pending the Merger...............................    25
     No Solicitation......................................................    26
     Interests of Certain Persons in the Merger...........................    27
     Effect on Company Benefit Plans and Related Matters..................    30
     Waiver and Amendment; Termination....................................    30
     Accounting Treatment.................................................    31
     Expenses.............................................................    31
THE OPTION AGREEMENT......................................................    32
     General..............................................................    32
     Effect of Option Agreement...........................................    32
     Terms of Option Agreement............................................    32
CERTAIN FEDERAL INCOME TAX CONSEQUENCES...................................    34
MARKET PRICES AND DIVIDENDS ON COMMON STOCK...............................    35
     Market Prices........................................................    35
     Dividends............................................................    35
STOCK OWNED BY MANAGEMENT.................................................    36
PRINCIPAL HOLDERS OF VOTING SECURITIES....................................    38
INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE...........................    39
INDEPENDENT AUDITORS......................................................    39
DEADLINE FOR SUBMISSION OF STOCKHOLDER PROPOSALS..........................    40
OTHER MATTERS.............................................................    40

APPENDIX A Agreement and Plan of Merger dated as of March 21, 1994, as amended APPENDIX B Fairness Opinion of Alex. Brown & Sons Incorporated
APPENDIX C Stock Option Agreement dated as of March 22, 1994

                 Confidential, For Use of the Commission Only.

                                                                Preliminary Copy

                               BALTIMORE BANCORP
                           120 East Baltimore Street
                           Baltimore, Maryland 21202
                                 (410) 244-3360

                                PROXY STATEMENT
                        SPECIAL MEETING OF STOCKHOLDERS
                                NOVEMBER 4, 1994
                             ----------------------

                                  INTRODUCTION
                             ----------------------

                 This Proxy Statement is being furnished to the holders of common stock, par value $5.00 per share (the "Common Stock"), of Baltimore Bancorp, a Maryland corporation (the "Company"), in connection with the solicitation of proxies by the Board of Directors of the Company (the "Board of Directors" or the "Board") for use at the special meeting of stockholders (the "Special Meeting") to be held on Friday, November 4, 1994 at 10:00 a.m., at The Bank of Baltimore, 4th Floor, 7 East Baltimore Street, Baltimore, Maryland 21202, and at any adjournments or postponements thereof. The Board of Directors has fixed the close of business on September 27, 1994 as the record date (the "Record Date") for the Special Meeting with respect to this solicitation.

                 At the Special Meeting, the holders of Common Stock will consider and vote upon a proposal to approve and adopt an Agreement and Plan of Merger, dated as of March 21, 1994, as amended (the "Merger Agreement"), by and among First Fidelity Bancorporation, a New Jersey corporation ("First Fidelity"), Annabel Lee Corporation, a Maryland corporation and a direct wholly owned subsidiary of First Fidelity ("Merger Sub"), and the Company and the transactions contemplated thereby. Pursuant to the Merger Agreement, (i) Merger Sub will be merged with and into the Company (the "Merger" or "Holding Company Merger"), with the Company being the surviving corporation, (ii) the Company will thereupon become a direct wholly owned subsidiary of First Fidelity and
(iii) each outstanding share of Common Stock (except for shares held by First Fidelity) will be converted into the right to receive $20.75 in cash (the "Merger Consideration"). The Merger Agreement is attached to this Proxy Statement as Appendix A. This Proxy Statement, the accompanying Notice of Special Meeting and the accompanying proxy are first being mailed to stockholders on or about September 30, 1994.

                 The Board of Directors unanimously recommends that stockholders vote "FOR" approval and adoption of the Merger Agreement and the transactions contemplated thereby.

                 All information contained in this Proxy Statement concerning First Fidelity and Merger Sub has been supplied by First Fidelity. Except as otherwise indicated, all other information contained in this Proxy Statement has been supplied by the Company.

                 No person is authorized to give any information or to make any representations not contained in this Proxy Statement and, if given or made, such information or representation should not be relied upon as having been authorized by the Company.

                 Stockholders are urged to read and consider carefully the information contained in the Proxy Statement and to consult with their personal financial and tax advisors.

                 IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY. THEREFORE, WHETHER OR NOT YOU PLAN TO ATTEND THE SPECIAL MEETING, PLEASE COMPLETE, DATE, SIGN AND RETURN THE PROXY CARD IN THE ENCLOSED POSTAGE PAID ENVELOPE.

                            ------------------------

            The date of this Proxy Statement is September __, 1994.

                            ------------------------

                             ADDITIONAL INFORMATION

                 The Company is subject to the informational requirements of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and the rules and regulations thereunder, and in accordance therewith files reports, proxy statements and other information with the Securities and Exchange Commission ("SEC"). Such reports, proxy statements and other information filed by the Company may be inspected and copied at the public reference facilities maintained by the SEC at Room 1024, 450 Fifth Street, N.W., Washington, D.C. 20549, and at the SEC's regional offices located at Suite 1400, Citicorp Center, 500 West Madison Street, Chicago, Illinois 60661 and Suite 1300, Seven World Trade Center, New York, New York 10048. Copies of such material can be obtained at prescribed rates from the Public Reference Section of the SEC, 450 Fifth Street, N.W., Washington, D.C. 20549. In addition, the Common Stock is listed on the New York Stock Exchange ("NYSE"), and such reports, proxy statements and other information concerning the Company are also available for inspection at the offices of the NYSE, 20 Broad Street, New York, New York 10005.

                                    SUMMARY


                 The following is a summary of certain information contained elsewhere in this Proxy Statement. This summary is not intended to be a complete description and is qualified in its entirety by reference to the more detailed information contained in this Proxy Statement or incorporated by reference in this Proxy Statement, or in the documents attached as Appendices hereto. Each stockholder is urged to give careful consideration to all of the information contained in this Proxy Statement and the Appendices before voting.

The Special Meeting

                 Matters To Be Considered at the Special Meeting. The Special Meeting is scheduled to be held at 10:00 a.m. on Friday, November 4, 1994 at The Bank of Baltimore, 4th Floor, 7 East Baltimore Street, Baltimore, Maryland 21202. At the Special Meeting, stockholders of the Company will consider and vote upon (i) a proposal to approve and adopt the Merger Agreement, by and among First Fidelity, Merger Sub and the Company and the transactions contemplated thereby and (ii) such other business as may properly come before the Special Meeting or any adjournments or postponements thereof. See "The Special Meeting
- - - - - - -- Matters To Be Considered at the Special Meeting."

                 Record Date and Voting. The Record Date for the Special Meeting is the close of business on September 27, 1994. At the close of business on the Record Date, there were ___________ shares of Common Stock outstanding and entitled to vote, held by _____ stockholders of record. Each holder of Common Stock on the Record Date will be entitled to one vote for each share held of record upon each matter properly submitted at the Special Meeting or at any postponement or adjournment thereof. The presence, either in person or by proxy, of a majority of the outstanding shares of Common Stock entitled to be voted is necessary to constitute a quorum at the Special Meeting. See "The Special Meeting -- Record Date and Voting."

                 Vote Required; Revocability of Proxies. Approval and adoption of the Merger Agreement and the transactions contemplated thereby will require the affirmative vote of at least two-thirds of the outstanding shares of Common Stock entitled to be voted at the Special Meeting.

                 Since the required vote of the stockholders of the Company on the Merger Agreement and the transactions contemplated thereby is based upon the total number of outstanding shares of Common Stock, the failure to submit a proxy card (or vote in person at the Special Meeting) or the abstention from voting by a stockholder will have the same effect as a "NO" vote with respect to the Merger Agreement and the transactions contemplated thereby. See "The Special Meeting -- Vote Required; Revocability of Proxies."

                 The presence of a stockholder at the Special Meeting will not automatically revoke such stockholder's proxy. However, a stockholder may revoke a proxy at any time prior to its exercise by (i) delivering to James A. Gast, Corporate Secretary, Baltimore Bancorp, 120 East Baltimore Street, Baltimore, Maryland 21202, a written notice of revocation prior to the Special Meeting,
(ii) delivering to the Company prior to the Special Meeting a duly executed proxy bearing a later date or (iii) attending the Special Meeting and voting in person.

                 Appraisal Rights. Stockholders of the Company have no appraisal rights in connection with the Merger Agreement and the consummation of the transactions contemplated thereby. See "The Special Meeting--Appraisal Rights."

                 Security Ownership by Company Management and First Fidelity. As of the Record Date, (i) the directors and executive officers of the Company beneficially owned, in the aggregate, _____ shares of Common Stock (excluding ____ shares which could be acquired upon the exercise of options), representing approximately ___% of such shares outstanding and (ii) First Fidelity beneficially owned 546,800 shares of Common Stock (excluding an option for 3,300,000 shares of Common Stock exercisable pursuant to the terms and conditions of the Option Agreement (as hereinafter defined)), representing 3.26% of such shares outstanding. To the knowledge of the Company, such directors and executive officers of the Company and First Fidelity intend to vote their outstanding shares of Common Stock for the approval and adoption of the Merger Agreement and the transactions contemplated thereby. See "Stock Owned by Management," "Principal Holders of Voting Securities" and "The Option Agreement."

Parties to the Merger

                 The Company. Baltimore Bancorp is a Maryland corporation registered as a bank holding company under the Bank Holding Company Act of 1956, as amended ("BHCA"). The Company's principal subsidiary is The Bank of Baltimore (the "Bank"). The Bank is engaged in a general commercial and retail banking business serving individuals, businesses and governmental units throughout the region from southern Pennsylvania to northern Virginia with primary emphasis in Baltimore and in the Baltimore and Washington, D.C. suburbs. As of June 30,
1994, the Company had total assets, deposits and stockholders' equity of $2.1 billion, $1.9 billion and $150.9 million, respectively. With 41 banking offices in Maryland, the Company was the third largest bank holding company headquartered in Maryland in terms of assets and deposits. The address of the Company's principal executive offices is 120 East Baltimore Street, Baltimore, Maryland 21202, and its telephone number is (410) 244-3360. See "Parties to the Merger -- The Company."

                 First Fidelity. First Fidelity Bancorporation is a New Jersey corporation registered as a bank holding company under the BHCA. First Fidelity serves the mid-Atlantic region and provides a full range of banking services through its subsidiary banks, First Fidelity Bank, N.A., First Fidelity Bank, N.A., New York, Union Trust Company and First Fidelity Bank, FSB. First Fidelity also provides leasing, retail brokerage, community development assistance and insurance services through its non-bank and banking-related subsidiaries. As of June 30, 1994, First Fidelity had total assets, deposits and stockholders' equity of $33.9 billion, $27.4 billion and $2.8 billion, respectively. With more than 650 banking offices in New Jersey, eastern Pennsylvania, New York, Connecticut and Maryland, First Fidelity ranks as one of the 25 largest United States bank holding companies and is the largest banking organization headquartered in New Jersey. The address of First Fidelity's principal executive offices is 2673 Main Street, P.O. Box 6980, Lawrenceville, New Jersey 08648, and its telephone number is (201) 565-3200. See "Parties to the Merger -- First Fidelity."

                 Merger Sub. Annabel Lee Corporation is a Maryland corporation and a direct wholly owned subsidiary of First Fidelity. Pursuant to the terms of the Merger Agreement, at the effective time, Merger Sub will be merged with and into the Company, with the Company being the surviving corporation. See "Parties to the Merger -- Merger Sub" and "The Merger."

The Merger

                 The Merger Agreement provides that First Fidelity will acquire the Company pursuant to the merger of Merger Sub with and into the Company, with the Company being the surviving corporation. The Merger will occur as part of the consummation of certain alternative transactions described below as the "Thrift Merger Alternative" and the "Bank Merger Alternative" which are designed to allow First Fidelity to acquire the Company under existing regulatory restrictions. Each outstanding share of Common Stock, except for certain shares held by First Fidelity, will be converted into the right to receive a cash payment of $20.75.

                 Thrift Merger Alternative. The Merger Agreement also provides, immediately prior to the Holding Company Merger, that the Bank will be transformed into a federal savings bank by merging the Bank into a newly-formed federal savings bank subsidiary of the Company, which will be known as "The Bank of Baltimore Interim Federal Savings Bank" ("BOB-FSB") and will be the surviving entity to the merger (the "First Thrift Merger"). As a result of the First Thrift Merger, the Company will become a savings and loan holding company and will no longer be a registered bank holding company. Upon the Holding Company Merger, the Company will become a wholly owned subsidiary of First Fidelity. After the Holding Company Merger, First Fidelity will contribute the outstanding capital stock of its existing wholly owned federal savings bank subsidiary, First Fidelity Bank, FSB ("FFB-FSB"), which is headquartered in Beltsville, Maryland, to the Company (the "Thrift Contribution"). Immediately following the Thrift Contribution, BOB-FSB will be merged with FFB-FSB, with FFB-FSB being the surviving institution (the "Second Thrift Merger"). The Second Thrift Merger would consolidate all of First Fidelity's banking offices in Maryland into a single federal savings bank subsidiary. The First Thrift Merger, the Thrift Contribution and the Second Thrift Merger are hereinafter collectively referred to as the "Thrift Merger Alternative."

                 Section 3(d) of the BHCA -- the so-called Douglas Amendment -- prohibits the Board of Governors of the Federal Reserve System (the "Federal Reserve") from approving an application by a bank holding company to acquire a bank located outside the state in which the operations of such bank holding company's banking subsidiaries were principally conducted unless the acquisition of a state bank by an out-of-state bank holding company is specifically authorized by the laws of the state in which such bank is located. Maryland law does not specifically authorize for purposes of the Douglas Amendment the acquisition of a Maryland bank, such as the Bank, by a New Jersey based bank holding company, such as First Fidelity. Under the Thrift Merger Alternative, the Bank would be transformed into a thrift by the First Thrift Merger, and the Company would not own a "bank" at the time of the Holding Company Merger, since a federal savings bank is expressly excluded from the definition of a "bank" under the BHCA. Consequently, the Holding Company Merger would not then be prohibited by the Douglas Amendment. Although sections 5-903 and 12-207 of the Maryland banking law on their face would appear to prohibit the acquisition by an out-of-state bank holding company, such as First Fidelity, of a federal savings bank located in Maryland, such as BOB-FSB, the Company has received a copy of a reasoned advice of counsel of the Assistant Attorney General of the State of Maryland addressed to the Maryland Bank Commissioner and a reasoned opinion of First Fidelity's Maryland counsel as to the legality under Maryland law of the Holding Company Merger following the First Thrift Merger, when Maryland law is interpreted consistently with the commerce clause of the United States Constitution. Both the reasoned advice of counsel and the reasoned opinion of First Fidelity's Maryland counsel conclude that certain provisions of Maryland law governing interstate acquisitions of federal savings banks, as applied to the Holding Company Merger, are unconstitutional under the commerce clause.

                 Bank Merger Alternative. Subsequent to entering into the Merger Agreement, First Fidelity has had discussions with the Office of the Comptroller of the Currency (the "OCC") concerning, and has filed an application for approval of, the relocation of the main office of its principal national bank subsidiary, First Fidelity Bank, National Association ("FFB-NA"), from Salem, New Jersey to Elkton, Maryland (the "Main Office Relocation"). If the Main
Office  Relocation  is  approved,   First  Fidelity  may  elect  to  utilize  an
alternative structure (the "Bank Merger Alternative"), in lieu of the Thrift Merger Alternative, to acquire the Bank and the Company in a manner consistent with the Douglas Amendment. Under the Bank Merger Alternative, FFB-NA would relocate its main office to Elkton, Maryland and establish a branch office at its current main office location in Salem, New Jersey. Immediately after the Main Office Relocation, the Bank would be merged into FFB-NA, with FFB-NA being the surviving institution (the "Bank Merger"). As part of the Bank Merger, the outstanding common stock of the Bank would be exchanged for common stock and preferred stock of FFB-NA, and the Company would hold not more than 15% of the total equity of FFB-NA. Immediately after the Bank Merger, the Holding Company Merger would be consummated. The ability of the Company and First Fidelity to effect the Bank Merger Alternative will depend, in part, upon the application of the BHCA and the Douglas Amendment to the Holding Company Merger after the Bank Merger, and First Fidelity is in the process of discussing the foregoing with the Federal Reserve Board. For essentially the same reasons described above, First Fidelity believes that sections 5-903 and 12-207 of the Maryland banking law, when applied consistently with the commerce and supremacy clauses of the U.S. Constitution, should not be applied to prohibit the Bank Merger Alternative. If First Fidelity proceeds with the Bank Merger Alternative, First Fidelity will seek appropriate assurances to that effect. Under the Maryland General Corporation Law, if the Bank Merger were to be deemed to constitute a transfer of all or substantially all of the Company's assets, approval of the Merger Agreement and the transactions contemplated thereby by the Company's stockholders will be deemed to be approval of such transfer of assets in connection with the consummation of the Bank Merger Alternative immediately before the consummation of the Holding Company Merger.

Background and Reasons for the Merger

                 The Board of Directors believes that the terms of the Merger Agreement are in the best interests of the Company and its stockholders. Accordingly, the Board has approved the terms of the Merger and unanimously recommends that stockholders vote "FOR" approval and adoption of the Merger Agreement and the transactions contemplated thereby. See "The Merger -- Background of the Merger" and "-- Reasons for the Merger."

Opinion of Financial Advisor

                 On March 21, 1994, Alex. Brown & Sons Incorporated ("Alex. Brown") delivered its written opinion to the Board of Directors that, as of such date, the Merger Consideration to be received by the stockholders of the Company was fair to such stockholders from a financial point of view. This opinion was updated by Alex. Brown for the Board of Directors as of the date of this Proxy Statement. The full text of the opinion of Alex. Brown is attached as Appendix B to this Proxy Statement. Stockholders are urged to read the opinion in its entirety for a description of the procedures followed, the assumptions made, the matters considered and the limits on the review undertaken in rendering the opinion. For further information concerning Alex. Brown's services as financial advisor, its opinion and its fees and expense arrangements, see "The Merger -- Opinion of Financial Advisor."

Effective Date and Effective Time

                 It is anticipated that articles of merger will be filed with the Maryland State Department of Assessments and Taxation (the "Maryland Department") in accordance with the requirements of the Maryland General Corporation Law on (i) a business day designated by First Fidelity within 10 days after the date of receipt of all regulatory and stockholder approvals, expiration of applicable waiting periods and the satisfaction or waiver of all conditions to the consummation of the Merger or (ii) on such later date as the parties may agree. The date of such filing with and acceptance by the Maryland Department of such articles of merger or such date thereafter as is specified in the articles of merger will be the "Effective Date" of the Merger. The
"Effective Time" of the Merger will be the time of such filing with and acceptance by the Maryland Department of such articles of merger or as otherwise specifically set forth therein.

Effect of the Merger

                 Pursuant to the Merger Agreement, at the Effective Time, the articles of incorporation and bylaws of the Company will be amended in their entirety to conform to the articles of incorporation and bylaws of Merger Sub in effect immediately prior to such time. At the Effective Time, the directors and officers of Merger Sub will become the directors and officers of the Company as the surviving corporation.

                 In connection with the Thrift Merger Alternative, First Fidelity intends to invite the directors of the Bank serving prior to the Effective Time, who do not become employees of FFB-FSB, to become directors of FFB-FSB subsequent to the Second Thrift Merger for a period of not less than two years at a level of compensation not less than that currently paid to nonemployee directors of the Bank. If the Bank Merger Alternative is selected, First Fidelity intends to invite such directors of the Bank to become members of a Maryland regional advisory board of directors of FFB-NA following the Holding Company Merger for a similar period and compensation. In addition, following the Holding Company Merger, First Fidelity intends to select from among the directors of the Bank or other prominent business leaders in the Maryland community a person to become a director of First Fidelity to serve for not less than two years. See "The Merger -- Effect of the Merger" and "-- Interests of Certain Persons in the Merger."

Exchange of Common Stock for Cash

                 Promptly after the Effective Time, First Fidelity Bank, N.A., as exchange agent (the "Exchange Agent"), will provide written instructions to each stockholder of record of the Company regarding the manner in which stockholders of the Company may exchange their shares of Common Stock for payment of the Merger Consideration. No interest will be paid on the Merger Consideration. Stockholders should not surrender their shares of Common Stock until they have received these written instructions from the Exchange Agent. See "The Merger -- Exchange of Common Stock for Cash."

Conditions; Regulatory Approvals

                 Consummation of the Merger and the payment of the Merger Consideration pursuant to the Merger Agreement are subject to various conditions, including receipt of the stockholder approval solicited hereby, receipt of the necessary regulatory approvals and satisfaction of other customary closing conditions.

                 The Thrift Merger Alternative would require the prior approval of (i) the Office of Thrift Supervision (the "OTS") under the Home Owners' Loan Act of 1933, as amended ("HOLA"), for the chartering of BOB-FSB, the acquisition of BOB-FSB by the Company, the First Thrift Merger, the Holding Company Merger, the Thrift Contribution and the Second Thrift Merger, (ii) the Federal Reserve under the BHCA for both the Company and First Fidelity to acquire control of BOB-FSB as a nonbanking subsidiary and for First Fidelity to acquire control of most of the Company's existing nonbanking subsidiaries and (iii) the OTS and the Federal Deposit Insurance Corporation (the "FDIC") under the HOLA and the Federal Deposit Insurance Act, as amended (the "FDIA"), for BOB-FSB and FFB-FSB to continue to operate the Bank's existing subsidiaries as operating subsidiaries or service corporation subsidiaries after the First Thrift Merger and the Second Thrift Merger, respectively; and (iv) the OTS under the FDIA for BOB-FSB to acquire, via the First Thrift Merger, the deposits of the Bank. In addition, Banco Santander, S.A. ("Banco Santander"), a Spanish banking organization, which owns approximately 24.8% of First Fidelity's voting stock, has submitted (i) an application for approval of the OTS of the Holding Company Merger under HOLA, and (ii) an application for approval of the Federal Reserve to acquire control, indirectly via First Fidelity, of BOB-FSB as a nonbanking subsidiary and most of the Company's existing nonbanking subsidiaries.

                 The Bank Merger Alternative, if elected by First Fidelity in lieu of the Thrift Merger Alternative, would require the prior approval of the OCC for the Main Office Relocation and the Bank Merger under the National Bank Act and the FDIA.

                 It is contemplated that no additional regulatory approvals will be required for consummation of the Holding Company Merger and either the Thrift Merger Alternative or the Bank Merger Alternative, as the case may be, except as described above. There can be no assurance that the requisite regulatory approvals will be obtained, or, if such regulatory approvals are obtained, as to the date of any such approvals. There also can be no assurance that any approvals will not contain a condition or requirement which causes such approvals to fail to satisfy the conditions set forth in the Merger Agreement. See "The Merger -- Regulatory Approvals," "-- Conditions to Consummation of the Merger" and "-- Waiver and Amendment; Termination."

Conduct of Business Pending the Merger

                 Prior to the Effective Time, the Merger Agreement requires the Company to conduct its business in the ordinary course consistent with past practice and subject to certain operating restrictions. The Company has agreed, among other things, to maintain its current organization, management and capital structure and to comply with certain limitations on incurrence of indebtedness, increases in compensation and acquisitions or dispositions of assets. See "The Merger -- Conduct of Business Pending the Merger."

No Solicitation

                 The Company has agreed in the Merger Agreement that it will not initiate, solicit or encourage any inquiries or the making of any proposal or offer with respect to an Acquisition Proposal (as hereinafter defined), and except to the extent legally required for the discharge by the Board of Directors of its fiduciary duties as advised in writing by counsel to the Board, engage in any negotiations concerning, or provide any confidential information or data to, or have any discussions with, any person relating to an Acquisition Proposal, or otherwise facilitate any effort or attempt to make or implement an Acquisition Proposal. The Company has agreed to notify First Fidelity immediately if any such inquiries or requests for information are received or if any such negotiations are sought. See "The Merger -- No Solicitation."

Interests of Certain Persons in the Merger

                 Certain members of the Company's management and Board of Directors may be deemed to have interests in the Merger in addition to their interest as stockholders of the Company generally. The Bank previously entered into severance agreements with certain members of the Company's and the Bank's senior management. Subject to the terms of such agreements, such individuals may be entitled to payments as a consequence of the Merger. In addition, the holders of stock options, which include members of the Company's management and Board of Directors, will have the right to receive cash payments in exchange for the cancellation of the stock options. See "The Merger -- Interests of Certain Persons in the Merger" and "-- Effect on Company Benefit Plans and Related Matters."

Termination

                 The Merger Agreement may be terminated, and the Merger abandoned, prior to the Effective Time, either before or after its approval by the holders of Common Stock as follows: (i) by the mutual consent of the Company and First Fidelity, (ii) by the Company or First Fidelity in the event of (a) the failure of the holders of the Common Stock to approve the Merger Agreement or (b) a material breach by the other party thereto of any representation, warranty, covenant or agreement contained in the Merger Agreement (or, in the case of the Company, in the Option Agreement) which is not cured or curable within 30 days after written notice of such breach is given, (iii) by the Company or First Fidelity if either (a) any approval, consent or waiver of a governmental authority required to permit consummation of the transactions contemplated by the Merger Agreement is denied or (b) any governmental authority of competent jurisdiction shall have issued a final, unappealable order enjoining or otherwise prohibiting consummation of the transactions contemplated by the Merger Agreement and (iv) by the Company or First Fidelity in the event the Merger is not consummated by March 31, 1995, unless the failure to consummate by such time is due to a material breach of any representation, warranty or covenant contained in the Merger Agreement by the party seeking to terminate. See "The Merger -- Waiver and Amendment; Termination."

Accounting Treatment

                 The Merger will be treated as a "purchase" for accounting purposes. See "The Merger -- Accounting Treatment."

The Option Agreement

                 As a condition precedent to First Fidelity's entering into the Merger Agreement and in consideration therefor (without other consideration or monetary payment), First Fidelity and the Company entered into a Stock Option Agreement, dated as of March 22, 1994 (the "Option Agreement"). The Option Agreement may have the effect of discouraging the making of alternative acquisition-related proposals and increasing the likelihood that the Merger will be consummated in accordance with the terms of the Merger Agreement.

                 Pursuant to the Option Agreement, the Company granted First Fidelity an option (the "Option") to purchase, under certain circumstances and subject to adjustment, up to 3,300,000 authorized but unissued shares of Common Stock, or approximately 19.8% of the shares of Common Stock then outstanding, at a price of $19.31 per share (the average of the low and high reported sales price per share on the NYSE on the first trading day after the announcement of the Merger Agreement). The Option is exercisable upon the occurrence of certain events that create the potential for a third party to acquire the Company. To the knowledge of the Company, no event that would permit exercise of the Option has occurred as of the date hereof. If the Option becomes exercisable, First Fidelity or any permitted transferee of First Fidelity can, in certain circumstances, require the Company to repurchase for a formula price the Option (in lieu of its exercise) or any shares of Common Stock purchased upon exercise of the Option. The Option Agreement is attached as Appendix C to this Proxy Statement. See "The Option Agreement."

Certain Federal Income Tax Consequences

                 The Merger will be a taxable transaction to Company stockholders. Stockholders of the Company will recognize gain or loss in the Merger in an amount determined by the difference between the cash received and their tax basis in the Common Stock exchanged therefor. For further information regarding certain federal income tax consequences to stockholders, see "Certain Federal Income Tax Consequences."

Market Prices and Dividends on Common Stock

                 The Common Stock is listed on the NYSE under the name Baltimore Bancorp and traded under the symbol "BBB". On January 12, 1994, the last trading day before the public announcement that the Company was having preliminary discussions with several major bank holding companies regarding a possible sale of the Company, the reported closing sale price per share of Common Stock on the NYSE was $14.00. On March 18, 1994, the last trading day before the public announcement of the execution of the Merger Agreement, the reported closing sale price per share of Common Stock on the NYSE was $18.00. On September __, 1994, the last full trading day prior to the date of this Proxy Statement, the reported closing sale price per share of Common Stock on the NYSE was $____. For additional information concerning historical market prices of the Common Stock, see "Market Prices and Dividends on Common Stock."

                 In November 1993, the Company reinstated the payment of quarterly cash dividends following the suspension of dividends by the Company subsequent to the third quarter of 1991. The Company has paid quarterly cash dividends of $.05 per share of Common Stock for the fourth quarter of 1993 and the first three quarters of 1994. Whether the Company will declare a cash dividend for the fourth quarter of 1994 will depend on whether the Effective Time precedes declaration and record dates which the Company customarily followed prior to the execution of the Merger Agreement.


Selected Consolidated Financial Data

                 The following is selected consolidated financial data for the Company and its subsidiaries for the six month periods ended June 30, 1994 and 1993 and for each of the five years ended December 31, 1989 through 1993. The consolidated financial information for the six month periods ended June 30, 1994 and 1993 has not been audited, but in the opinion of management of the Company, all adjustments necessary for a fair presentation have been included. The results of operations for the six months ended June 30, 1994 are not necessarily indicative of the results of operations that may be expected for the entire year. The data is qualified in its entirety by the detailed information and financial statements included in the Company's Annual Report on Form 10-K for the year ended December 31, 1993 and in the Company's Quarterly Reports on Form 10-Q for the quarters ended March 31, 1994 and June 30, 1994, available as described under "Incorporation of Certain Documents by Reference," and the other information contained or incorporated by reference elsewhere in this Proxy Statement.

                                              Six Months
                                             Ended June 30,                           Year Ended December 31,
                                           -----------------          -------------------------------------------------------
                                           1994         1993          1993         1992         1991         1990        1989
                                           ----         ----          ----         ----         ----         ----        ----
                                                                                (Dollars in thousands, except per share data)
RESULTS OF OPERATIONS:
   Interest income                       $   78,167   $   86,504   $  171,242   $  217,008    $  292,738   $  331,734   $  326,001
   Interest expense                          31,143       40,111       75,993      131,391       215,747      248,038      245,480
   Net interest income                       47,024       46,393       95,249       85,617        76,991       83,696       80,521
   Provision for possible loan losses         5,000       12,000       22,000       29,881       125,368       25,120        7,341
   Gains (losses) on available-for-
     sale securities                            526        6,101        9,549       (2,894)        1,782           --           --
   Gains (losses) on investment
     securities                                  --          361        1,031        3,877        (5,731)       1,747        3,650
   Other operating income                    15,798       16,171       29,739       50,466        23,825       17,167       11,792
   Other operating expenses                  48,406       49,234      105,733       92,331       133,728       72,785       63,702
   Income taxes (benefit)                     3,055          264       (2,435)         400       (35,527)         826        7,598
   Extraordinary item(1)                         --           --           --           56           213        5,131          308
   Net income (loss)                          6,887        7,528       10,270       14,510      (126,489)       9,010       17,630

PER SHARE (PRIMARY):
   Income (loss) before
     extraordinary item                  $      .40   $      .52   $      .66   $     1.13    $   (9.94)   $      .31   $     1.36
   Extraordinary item(1)                         --           --           --           --          .02           .40          .02
   Net income (loss)                            .40          .52          .66         1.13        (9.92)          .71         1.38
   Cash dividends declared                      .10           --          .05           --          .40           .60        .5375
   Book value                                  9.00         9.61         9.73         9.38         8.42         18.45        18.62

PER SHARE (FULLY DILUTED):
   Income (loss) before
     extraordinary item                  $      .40   $      .52   $      .66   $     1.13    $   (9.94)   $      .31   $     1.34
   Extraordinary item(1)                         --           --           --           --          .02           .40          .02
   Net income (loss)                            .40          .52          .66         1.13        (9.92)          .71         1.36

AT PERIOD-END:
   Loans held for sale                   $   72,692   $   96,578   $  167,336   $   65,101    $  220,347   $   14,956   $       --
   Available-for-sale securities            600,299           --      542,196      178,294       155,800      261,232           --
   Investment securities                         --      545,997           --      420,666       597,756      646,598      925,655
   Loans (net of unearned income)         1,250,142    1,426,666    1,308,445    1,521,450     1,949,233    2,226,043    2,218,151
   Earning assets                         1,955,052    2,135,617    2,086,299    2,239,398     3,002,264    3,342,001    3,242,308
   Total assets                           2,111,327    2,304,640    2,232,191    2,429,329     3,186,293    3,523,429    3,461,722
   Core deposits(2)                       1,867,153    1,974,206    1,944,737    1,988,952     2,249,689    2,145,865    2,021,265
   Total deposits                         1,883,515    2,086,435    1,961,517    2,236,370     2,947,978    2,911,255    2,710,283
   Borrowings                                47,196       29,693       79,226       33,367        74,725      314,560      446,679
   Stockholders' equity                     150,910      155,592      162,285      126,405       107,195      235,288      237,299


                                              Six Months
                                             Ended June 30,                           Year Ended December 31,
                                           -----------------          ------------------------------------------------------
                                           1994         1993          1993         1992          1991        1990        1989
                                           ----         ----          ----         ----          ----        ----        ----
                                                                                (Dollars in thousands, except per share data)

AVERAGE BALANCES:
   Loans held for sale                   $  103,554   $   62,763   $  103,549   $  168,764    $   33,862   $   14,072   $    5,892
   Available for sale securities (3)        585,792        9,620      190,780       73,061         3,604           --           --
   Investment securities                         --      539,435      352,846      566,004       737,106      908,733      917,741
   Loans (net of unearned income)         1,262,708    1,469,364    1,417,304    1,713,120     2,262,975    2,258,486    2,191,514
   Earning assets                         2,008,546    2,192,473    2,157,302    2,729,079     3,192,383    3,276,217    3,193,932
   Total assets                           2,150,740    2,352,975    2,318,310    2,865,895     3,359,263    3,463,207    3,397,961
   Core deposits (2)                      1,867,225    1,994,460    1,978,390    2,113,938     2,182,892    2,070,766    1,955,382
   Total deposits                         1,918,901    2,150,960    2,092,030    2,634,425     2,875,458    2,763,377    2,762,647
   Borrowings                                45,279       32,125       46,818       66,412       208,773      395,371      325,134
   Stockholders' equity                     156,126      139,087      149,055      116,136       221,265      241,810      233,286

EARNINGS RATIOS:
   Return on average total assets              .64%         .64%         .44%         .51%       (3.77)%         .26%         .52%
   Return on average stockholders' equity     8.82        10.82         6.89        12.49       (57.17)         3.73         7.56
   Dividend payout ratio                        25           --         7.58           --          N/M         84.51        38.95
   Net yield on average earning assets        4.69         4.24         4.42         3.15         2.44          2.59         2.57

CREDIT RATIOS:
   Nonperforming loans to total loans         1.71%        6.93%        2.59%        8.04%        8.63%         2.00%         .89%
   Nonperforming assets to total assets       2.92         7.70         3.66         8.57         7.45          2.01          .85
   Allowance to total loans                   2.46         4.09         2.96         4.33         3.97          1.59          .76
   Allowance to nonperforming loans         143.36        58.96       114.12        53.89        45.99         79.54        85.79
   Net loan losses to average loans           2.05         2.67         3.47         2.41         3.69           .29          .30

CAPITAL RATIOS:
   Average stockholders' equity to
     average assets                           7.26%        5.91%        6.43%        4.05%        6.59%         6.98%        6.87%
   Tier 1 risk-based capital                 10.64         8.59         9.67         6.81         3.98          7.20          N/R
   Total risk-based capital                  12.27        10.18        11.28         8.39         5.51          8.41          N/R
   Bank only:
   Adjusted Tier 1 leverage capital           7.88         6.77         7.08         5.10         3.34          5.92          N/R
   Tier 1 risk-based capital                 10.83         8.93         9.72         7.12         4.16          7.47          N/R
   Total risk-based capital                  12.09        10.20        10.99         8.39         5.42          8.28          N/R

NONFINANCIAL DATA:
   Employees (full time
     equivalent basis)                       1,108        1,136        1,163        1,114        1,225         1,101        1,088
   Branch offices                               41           46           42           47           51            51           51
   Electronic banking facilities (ATMs)         49           52           50           53           57            57           51

(1)  Gain, net of taxes, from early extinguishment of debt.
(2)  Total deposits, excluding brokered deposits and jumbo certificates of deposits.
(3)  At December 31, 1993 the Company adopted Statement of Financial Accounting Standards No. 115.
N/M = Not meaningful.
N/R = Not required by banking regulations.

                           THE SPECIAL MEETING

Matters To Be Considered at the Special Meeting

                 Each copy of this Proxy Statement mailed to holders of Common Stock of the Company is accompanied by a proxy card furnished in connection with the solicitation of proxies by the Board of Directors for use at the Special Meeting. The Special Meeting is scheduled to be held at The Bank of Baltimore, 4th Floor, 7 East Baltimore Street, Baltimore, Maryland 21202, on Friday, November 4, 1994 at 10:00 a.m. At the Special Meeting, holders of Common Stock will consider and vote upon (i) the approval and adoption of the Merger Agreement, by and among First Fidelity, Merger Sub and the Company (a copy of which is attached to this Proxy Statement as Appendix A) and the transactions contemplated thereby and (ii) such other matters as may properly be brought before the Special Meeting.

                 HOLDERS OF COMMON STOCK ARE REQUESTED PROMPTLY TO COMPLETE, DATE, SIGN AND RETURN THE ACCOMPANYING PROXY CARD TO THE COMPANY IN THE ENCLOSED POSTAGE PAID ENVELOPE. FAILURE TO RETURN A PROPERLY EXECUTED PROXY CARD OR TO VOTE AT THE SPECIAL MEETING WILL HAVE THE SAME EFFECT AS A VOTE AGAINST THE MERGER AGREEMENT.

Record Date and Voting

                 The Board of Directors has fixed the close of business on September 27, 1994 as the Record Date for the determination of the holders of Common Stock entitled to receive notice of and to vote at the Special Meeting. Only holders of record of Common Stock at the close of business on that date will be entitled to vote at the Special Meeting or at any postponement or adjournment thereof. At the close of business on the Record Date, there were ____________ shares of Common Stock outstanding and entitled to vote at the Special Meeting, held by _____________ stockholders of record.

                 Each holder of Common Stock on the Record Date will be entitled to one vote for each share held of record upon each matter properly submitted at the Special Meeting or at any postponement or adjournment thereof. The presence, in person or by proxy, of at least a majority of the outstanding shares of Common Stock entitled to be voted at the Special Meeting is necessary to constitute a quorum thereat. Abstentions are included in the calculation of the number of votes represented at a meeting for purposes of determining whether a quorum has been achieved.

                 If the enclosed proxy card is properly executed and received by the Company in time to be voted at the Special Meeting, the shares represented thereby will be voted in accordance with the instructions marked thereon. Executed proxies with no instructions indicated thereon will be voted "FOR" the Merger Agreement and the transactions contemplated thereby.

                 The Board is not aware of any matters other than those set forth in the Notice of Special Meeting of Stockholders that may be brought before the Special Meeting. If any other matters properly come before the Special Meeting, the persons named in the accompanying proxy will vote the shares represented by all properly executed proxies on such matters in such manner as shall be determined by a majority of the Board.

                 STOCKHOLDERS SHOULD NOT FORWARD ANY COMMON STOCK CERTIFICATES WITH THEIR PROXY CARDS. IN THE EVENT THE MERGER IS CONSUMMATED, STOCK CERTIFICATES SHOULD BE DELIVERED IN ACCORDANCE WITH INSTRUCTIONS SET FORTH IN A LETTER OF TRANSMITTAL WHICH WOULD BE SENT TO STOCKHOLDERS BY THE EXCHANGE AGENT PROMPTLY AFTER THE EFFECTIVE TIME.

Vote Required; Revocability of Proxies

                 The affirmative vote of at least two-thirds of the outstanding shares of Common Stock entitled to be voted is required in order to approve and adopt the Merger Agreement and the transactions contemplated thereby.

                 THE REQUIRED VOTE OF THE STOCKHOLDERS OF THE COMPANY ON THE MERGER AGREEMENT AND THE TRANSACTIONS CONTEMPLATED THEREBY IS BASED UPON THE TOTAL NUMBER OF OUTSTANDING SHARES OF COMMON STOCK, AND NOT UPON THE NUMBER OF SHARES WHICH ARE ACTUALLY VOTED. ACCORDINGLY, THE FAILURE TO SUBMIT A PROXY CARD OR TO VOTE IN PERSON AT THE SPECIAL MEETING OR THE ABSTENTION FROM VOTING BY A STOCKHOLDER WILL HAVE THE SAME EFFECT AS A "NO" VOTE WITH RESPECT TO THE MERGER AGREEMENT AND THE TRANSACTIONS CONTEMPLATED THEREBY.

                 The presence of a stockholder at the Special Meeting will not automatically revoke such stockholder's proxy. However, a stockholder may revoke a proxy at any time prior to its exercise by (i) delivering to James A. Gast, Corporate Secretary, Baltimore Bancorp, 120 East Baltimore Street, Baltimore, Maryland 21202, a written notice of revocation prior to the Special Meeting,
(ii) delivering to the Company prior to the Special Meeting a duly executed proxy bearing a later date or (iii) attending the Special Meeting and voting in person.

                 If a quorum is not obtained, or if fewer shares of Common Stock are voted in favor of approval and adoption of the Merger Agreement and the transactions contemplated thereby than the number required for approval, it is expected that the Special Meeting will be postponed or adjourned for the purpose of allowing additional time for obtaining additional proxies or votes, and, at any subsequent reconvening of the Special Meeting, all proxies will be voted in the same manner as such proxies would have been voted at the original convening of the Special Meeting (except for any proxies which have theretofore effectively been revoked or withdrawn).

                 No  vote  of  First  Fidelity   stockholders   is  required  in
connection with the Merger Agreement.

                 The obligations of the Company and First Fidelity to consummate the Merger Agreement are subject, among other things, to the condition that the stockholders of the Company approve and adopt the Merger Agreement and the transactions contemplated thereby.

Appraisal Rights

                 Stockholders of the Company have no appraisal rights in connection with the Merger Agreement and the consummation of the transactions contemplated thereby, and assuming the Merger Agreement is approved and adopted by the Company's stockholders, any dissenting, nonvoting or objecting stockholders will be bound by the vote and will not have any appraisal rights under Maryland law.

Solicitation of Proxies

                 In addition to solicitation by mail, directors, officers and employees of the Company and its subsidiaries may solicit proxies for the Special Meeting from stockholders personally or by telephone or telegram without additional remuneration therefor. The Company will also provide persons, firms, banks and corporations holding shares in their names or in the names of nominees, which in either case are beneficially owned by others, proxy material for transmittal to such beneficial owners and will reimburse such record owners for their reasonable expenses in doing so. The Company has retained MacKenzie Partners, Inc., a proxy soliciting firm ("MacKenzie"), to assist in the solicitation of proxies at a fee of $12,500, plus reimbursement of certain out-of-pocket expenses. The cost of solicitation of proxies for the Special Meeting, including the fees of MacKenzie, will be borne by the Company.

Security Ownership by Company Management and First Fidelity

                 As of the Record Date, (i) the directors and executive officers of the Company beneficially owned, in the aggregate, _____ shares of Common Stock (excluding ____ shares which could be acquired upon the exercise of options), representing approximately ___% of such shares outstanding and (ii) First Fidelity beneficially owned 546,800 shares of Common Stock (excluding an option for 3,300,000 shares of Common Stock exercisable pursuant to the terms and conditions of the Option Agreement), representing 3.26% of such shares outstanding. To the knowledge of the Company, such directors and executive officers of the Company and First Fidelity intend to vote their outstanding shares of Common Stock for the approval and adoption of the Merger Agreement and the transactions contemplated thereby. See "Stock Owned by Management," "Principal Holders of Voting Securities" and "The Option Agreement."



                             PARTIES TO THE MERGER


The Company

                 Baltimore Bancorp is a Maryland corporation registered as a bank holding company under the BHCA. The Company's principal subsidiary is The Bank of Baltimore. The Bank is a commercial bank chartered under the laws of the State of Maryland, and is the surviving institution in the 1984 merger with The Savings Bank of Baltimore ("Savings Bank"). The Savings Bank operated as a
Maryland-chartered mutual savings bank, commencing operations in 1818. The Company and the Bank were formed to facilitate the reorganization of the Savings Bank into a holding company structure and to give it the ability to access the capital markets.

                 The Bank is engaged in a general commercial and retail banking business serving individuals, businesses and governmental units throughout the region from southern Pennsylvania to northern Virginia with primary emphasis in Baltimore and in the Baltimore and Washington, D.C. suburbs. As of June 30,
1994, the Company had total assets, deposits and stockholders' equity of $2.1 billion, $1.9 billion and $150.9 million, respectively, making the Company the third largest bank holding company headquartered in Maryland in terms of assets and deposits.

                 The Bank operates 41 banking offices throughout nine counties in Maryland and in Baltimore City as follows: 15 in Baltimore County, 13 in Montgomery County, four in Baltimore City, three in Anne Arundel County, and one in each of Carroll, Charles, Harford, Howard, Prince Georges and St. Marys Counties.

                 The address of the Company's principal executive offices is 120 East Baltimore Street, Baltimore, Maryland 21202, and its telephone number is
(410) 244-3360.

First Fidelity

                 First Fidelity Bancorporation is a New Jersey corporation registered as a bank holding company under the BHCA. First Fidelity serves the mid-Atlantic region and provides a full range of banking services through its subsidiary banks, First Fidelity Bank, N.A., First Fidelity Bank, N.A., New York, Union Trust Company and First Fidelity Bank, FSB. As of June 30, 1994, First Fidelity had total assets, deposits and stockholders' equity of $33.9 billion, $27.4 billion and $2.8 billion, respectively, is the largest banking organization headquartered in New Jersey and ranks among the 25 largest bank holding companies in the United States. First Fidelity was incorporated under New Jersey law in 1987 to succeed to and hold all of the capital stock of First Fidelity Incorporated, a New Jersey-based bank holding company, and Fidelcor, Inc., a Pennsylvania-based bank holding company, in a transaction that became effective in February 1988.

                 First Fidelity has a centralized organizational structure, with functions such as asset and liability management, corporate operations and systems, credit policy, audit, legal services and financial planning being conducted at the holding company level, while day-to-day banking activities are managed by First Fidelity's bank subsidiaries. As of June 30, 1994, such subsidiaries operated a general banking business from more than 650 full-service banking offices located in New Jersey, eastern Pennsylvania, New York, Connecticut and Maryland. Such bank subsidiaries also have offices in London and New York City. First Fidelity also has several nonbank subsidiaries, including entities which provide insurance brokerage services, community development assistance, retail brokerage services and automobile and equipment leasing.

                 The address of First Fidelity's principal executive offices is 2673 Main Street, P.O. Box 6980, Lawrenceville, New Jersey 08648, and its telephone number is (201) 565-3200.

Merger Sub

                 Annabel Lee Corporation is a Maryland corporation and a direct wholly owned subsidiary of First Fidelity. Pursuant to the terms of the Merger Agreement, at the Effective Time, Merger Sub will be merged with and into the Company, with the Company being the surviving corporation and the separate existence of Merger Sub ceasing. See "The Merger."


                                   THE MERGER


General

                 The following information, insofar as it relates to matters contained in the Merger Agreement or the Option Agreement, is qualified in its entirety by reference to the Merger Agreement and the Option Agreement, which are incorporated by reference and attached hereto as Appendix A and Appendix C, respectively. Stockholders are urged to read the Merger Agreement and the Option Agreement in their entirety.


The Merger

                 The Merger Agreement provides that First Fidelity will acquire the Company pursuant to the merger of Merger Sub with and into the Company, with the Company being the surviving corporation and the separate existence of Merger Sub ceasing. The Merger will occur as part of the consummation of certain alternative transactions described below as the "Thrift Merger Alternative" and the "Bank Merger Alternative" which are designed to allow First Fidelity to acquire the Company under existing regulatory restrictions. Each outstanding share of Common Stock will be converted into the right to receive a cash payment of $20.75, except for shares held directly or indirectly by First Fidelity (other than in a fiduciary capacity or in satisfaction of a debt previously contracted) which will be canceled and for which no exchange or payment will be made.

                 Thrift Merger Alternative. The Merger Agreement also provides, immediately prior to the Holding Company Merger, that the Bank will be transformed into a federal savings bank by merging the Bank into a newly-formed federal savings bank subsidiary of the Company, which will be known as "The Bank of Baltimore Interim Federal Savings Bank" ("BOB-FSB") and will be the surviving entity to the merger (the "First Thrift Merger"). As a result of the First Thrift Merger, the Company will become a savings and loan holding company and will no longer be a registered bank holding company. Upon the Holding Company Merger, the Company will become a wholly owned subsidiary of First Fidelity. After the Holding Company Merger, First Fidelity will contribute the outstanding capital stock of its existing wholly owned federal savings bank subsidiary, First Fidelity Bank, FSB ("FFB-FSB"), which is headquartered in Beltsville, Maryland, to the Company (the "Thrift Contribution"). Immediately following the Thrift Contribution, BOB-FSB will be merged with FFB-FSB, with FFB-FSB being the surviving institution (the "Second Thrift Merger"). The Second Thrift Merger would consolidate all of First Fidelity's banking offices in Maryland into a single federal savings bank subsidiary. The First Thrift Merger, the Thrift Contribution and the Second Thrift Merger are hereinafter collectively referred to as the "Thrift Merger Alternative."

                 Section 3(d) of the BHCA -- the so-called Douglas Amendment -- prohibits the Federal Reserve from approving an application by a bank holding company to acquire a bank located outside the state in which the operations of such bank holding company's banking subsidiaries were principally conducted unless the acquisition of a state bank by an out-of-state bank holding company is specifically authorized by the laws of the state in which such bank is located. Maryland law does not specifically authorize for purposes of the Douglas Amendment the acquisition of a Maryland bank, such as the Bank, by a New Jersey based bank holding company, such as First Fidelity. Under the Thrift Merger Alternative, the Bank would be transformed into a thrift by the First Thrift Merger, and the Company would not own a "bank" at the time of the Holding Company Merger, since a federal savings bank is expressly excluded from the definition of a "bank" under the BHCA. Consequently, the Holding Company Merger would not then be prohibited by the Douglas Amendment. Although sections 5-903 and 12-207 of the Maryland banking law on their face would appear to prohibit the acquisition by an out-of-state bank holding company, such as First Fidelity, of a federal savings bank located in Maryland, such as BOB-FSB, the Company has received a copy of a reasoned advice of counsel of the Assistant Attorney General of the State of Maryland addressed to the Maryland Bank Commissioner and a reasoned opinion of First Fidelity's Maryland counsel as to the legality under Maryland law of the Holding Company Merger following the First Thrift Merger, when Maryland law is interpreted consistently with the commerce clause of the United States Constitution. Both the reasoned advice of counsel and the reasoned opinion of First Fidelity's Maryland counsel conclude that certain provisions of Maryland law governing interstate acquisitions of federal savings banks, as applied to the Holding Company Merger, are unconstitutional under the commerce clause.

                 Bank Merger Alternative. Subsequent to entering into the Merger Agreement, First Fidelity has had discussions with the OCC concerning, and has filed an application for approval of, the relocation of the main office of its principal national bank subsidiary, First Fidelity Bank, National Association ("FFB-NA"), from Salem, New Jersey to Elkton, Maryland (the "Main Office Relocation"). If the Main Office Relocation is approved, First Fidelity may elect to utilize an alternative structure (the "Bank Merger Alternative"), in lieu of the Thrift Merger Alternative, to acquire the Bank and the Company in a manner consistent with the Douglas Amendment. Under the Bank Merger Alternative, FFB-NA would relocate its main office to Elkton, Maryland and establish a branch office at its current main office location in Salem, New Jersey. Immediately after the Main Office Relocation, the Bank would be merged into FFB-NA, with FFB-NA being the surviving institution (the "Bank Merger"). As part of the Bank Merger, the outstanding common stock of the Bank would be exchanged for common stock and preferred stock of FFB-NA, and the Company would hold not more than 15% of the total equity of FFB-NA. Immediately after the Bank Merger, the Holding Company Merger would be consummated. The ability of the Company and First Fidelity to effect the Bank Merger Alternative will depend, in part, upon the application of the BHCA and the Douglas Amendment to the Holding Company Merger after the Bank Merger, and First Fidelity is in the process of discussing the foregoing with the Federal Reserve Board. For essentially the same reasons described above, First Fidelity believes that sections 5-903 and 12-207 of the Maryland banking law, when applied consistently with the commerce and supremacy clauses of the U.S. Constitution, should not be applied to prohibit the Bank Merger Alternative. If First Fidelity proceeds with the Bank Merger Alternative, First Fidelity will seek appropriate assurances to that effect. Under the Maryland General Corporation Law, if the Bank Merger were to be deemed to constitute a transfer of all or substantially all of the Company's assets, approval of the Merger Agreement and the transactions contemplated thereby by the Company's stockholders will be deemed to be approval of such transfer of assets in connection with the consummation of the Bank Merger Alternative immediately before the consummation of the Holding Company Merger.

Background of the Merger

                 Since the successful proxy contest against the then-incumbent Board undertaken in 1991 by a group led by Mr. Hale, the Company has made significant advancements with respect to its goals of improving its financial condition and increasing stockholder value. The Company was profitable in the first and second quarters of 1994 and in each quarter of both 1993 and 1992, compared with a net loss of $126.5 million in 1991. The Bank's adjusted tier 1 leverage capital ratio increased to 7.88% at June 30, 1994 from 7.08% at December 31, 1993, from 5.10% at December 31, 1992, and increased by 136% over the past two and one half years from 3.34% at December 31, 1991. The Bank's total risk-based capital ratio increased to 12.09% at June 30, 1994 from 10.99% at December 31, 1993 and from 8.39% at December 31, 1992. Over the same two and one half year period, the Bank's total risk-based capital ratio increased by 123% from 5.42% at December 31, 1991. The Bank reduced its nonperforming assets by 74% over the same two and one half year period, while increasing its ratio of the loan loss allowance to nonperforming loans (coverage ratio) by 212%, to 143% of nonperforming loans at June 30, 1994 from 46% at December 31, 1991. During 1993, the Company's stock price increased by 107% to $14.25 per share from $6.875 per share at the end of 1992, and increased by 171% over the past two years, from $5.25 per share at December 31, 1991.

                 As a result of the Company's improved financial condition in 1992 and 1993, the Company engaged Alex. Brown on November 1, 1993 to be the Company's financial advisor and to assist the Company with its strategic planning, including the possible acquisition of the Company by another financial institution. In connection with its engagement, Alex. Brown prepared materials regarding the Company and its financial condition to assist parties that might be interested in acquiring the Company. Alex. Brown distributed these materials to 12 financial institutions which had been contacted by Alex. Brown as potential acquirors of the Company and which following such contact had expressed a direct interest in the Company. Each such institution was asked to submit by January 12, 1994 a preliminary, nonbinding indication of value and other specific and relevant information as a means of ascertaining relative interest. Five institutions submitted satisfactory levels of interest, three of which scheduled and completed on-site due diligence examinations of the Company and its books and records between February 7 and March 4, 1994.

                 The Board of Directors set a deadline of March 14, 1994 with respect to the submission of bids to acquire the Company. Management and Alex. Brown met with the institutions that had completed their due diligence examinations and encouraged them to submit bids that would be sufficiently favorable to cause them to be recommended for approval by the Board. After an extensive review and negotiation of the terms of the proposed Merger Agreement and Option Agreement, management recommended to the Board acceptance of First Fidelity's bid of $20.75 per share of Common Stock.

                 On March 21, 1994, at a special meeting of the Board attended by Alex. Brown and the Company's legal counsel, the Board of Directors considered the proposed Merger Agreement and Option Agreement. In advance of the special meeting, copies of the Merger Agreement and Option Agreement were provided to the Board. Following discussion of the terms of the proposed Merger related transaction and of operational, legal and regulatory issues relating to First Fidelity's proposal, a presentation by Alex. Brown regarding the financial aspects of the proposed Merger and related transaction and receipt of the written opinion by Alex. Brown that the consideration to be received by the Company's stockholders pursuant to the Merger Agreement is fair to the stockholders of the Company, and an analysis presented by the Company's legal counsel of the reasoned advice of counsel of the Assistant Attorney General of the State of Maryland and the reasoned opinion of First Fidelity's Maryland counsel, the Board of Directors unanimously approved the Merger Agreement and the Option Agreement and authorized their execution and delivery. The Merger Agreement and the Option Agreement were executed and delivered by the parties on March 21 and March 22, 1994, respectively, and the Company and First Fidelity issued a joint press release on March 21 announcing the proposed Merger. On September __, 1994, the Merger Agreement was amended to effect certain changes primarily to permit the Bank Merger Alternative.

Reasons for the Merger

                 The Board of Directors has unanimously approved the Merger Agreement and the transactions contemplated thereby and has determined that the Merger is in the best interests of the Company and its stockholders. The Board of Directors therefore unanimously recommends that holders of Common Stock vote "FOR" approval and adoption of the Merger Agreement and the transactions contemplated thereby. See "The Merger -- Background of the Merger" and "-- Opinion of Financial Advisor."

                 In reaching its determination that the Merger Agreement is in the best interests of the Company and the holders of Common Stock, the Board considered a number of factors, including, without limitation, the following:

                 (i) the presentation by Alex. Brown and the written opinion of Alex. Brown that the cash consideration of $20.75 per share to be received by the stockholders of the Company pursuant to the Merger Agreement is fair to such stockholders from a financial point of view (see "The Merger -- Opinion of Financial Advisor");

                 (ii) the relationship of the price to be paid pursuant to the Merger Agreement to the historical and current market prices for the Common Stock preceding the announcement of the Merger;

                 (iii) the fact that the offering price of $20.75 per share represents a premium of approximately 48% over the $14.00 closing sale price of the Common Stock on January 12, 1994, the last trading day before the announcement that the Company was having preliminary discussions with several major bank holding companies regarding a possible sale of the Company and approximately 15% over the $18.00 closing sale price of the Common Stock on March 18, 1994, the last trading day before the announcement of the Merger (see "Market Prices and Dividends on Common Stock") and represents a substantial multiple of the earnings per share of the Common Stock for 1993 and those projected by the Company for 1994, and constitutes a 113% premium of the proposed price over stated book value at December 31, 1993;

                 (iv) the presentation of Alex. Brown indicating that the com-parable acquisition multiples for the Company, based on the price offered by First Fidelity in the Merger, compare favorably with the mean of such multiples for the other transactions reviewed by Alex. Brown;

                 (v) the business, financial condition and recent results of operations of the Company (see "Selected Consolidated Financial Data") and management's best estimates of the prospects of the Company (see "The Merger -- Opinion of Financial Advisor");

                 (vi) the current and prospective environment in which the Company operates, including national and local economic conditions, the competitive environment for financial institutions generally, the increased regulatory burden on financial institutions generally, and the trend toward consolidation in the financial services industry;

                 (vii) the extensive process followed by Alex. Brown to obtain acquisition proposals and preliminary bids, and the conclusion that First Fidelity's bid was more favorable than any other bid indications from the other participants who also conducted due diligence examinations of the Company's books and records;

                 (viii) the Board's review with its legal and financial advisors of alternatives to the Merger (including the alternatives of remaining independent and growing internally, remaining independent for a period of time and then selling the Company and a "merger of equals" type transaction with a banking organization of similar size), the range of possible values to holders of the Common Stock obtainable through implementation of such alternatives and the timing and likelihood of actually receiving such values;

                 (ix) the fact that the terms of the Merger Agreement were determined through arms'-length negotiations;

                 (x) the terms of the Merger Agreement as reviewed by the Board with its legal and financial advisors;

                 (xi)  the  Board's  assessment  that  First  Fidelity  has  the
         financial   capability   to  acquire   the   Company   for  the  Merger
         Consideration and therefore is likely to consummate the Merger;

                 (xii) the Board's belief, after consultation with its legal counsel, that the required regulatory approvals could be obtained for the Merger;

                 (xiii) the Board's assessment that the Bank would better serve the convenience and needs of its customers and the communities that it serves through affiliation with a substantially larger bank holding company, such as First Fidelity, thereby affording the Bank access to First Fidelity's financial and managerial resources and the ability to offer an expanded range of potential products and services; and

                 (xiv) the  compatibility  of  the  respective  businesses   and
         management  philosophies  of the  Company  and First Fidelity.

                 The Board did not quantify or attach any particular weight to the various factors that it considered in reaching its determination that the Merger is in the best interests of the Company's stockholders.

Opinion of Financial Advisor

                 The Company retained Alex. Brown to act as its financial advisor in connection with the possible acquisition of the Company, including the Merger and related matters. Alex. Brown has historically provided, and continues to provide, certain other financial advisory and agency services to the Company. Alex. Brown was selected to act as the Company's financial advisor based upon its qualifications, expertise and reputation, as well as Alex. Brown's prior investment banking relationship and familiarity with the Company. Alex. Brown regularly publishes research reports regarding the financial services industry and the businesses and securities of publicly owned companies in that industry.

                 On March 21, 1994, at the special meeting at which the Board of Directors approved and adopted the Merger Agreement and the Option Agreement, Alex. Brown delivered a written opinion to the Board that, as of such date, the consideration to be received by the stockholders of the Company, consisting of a cash payment in the amount of $20.75 per share of Common Stock, was fair to the stockholders of the Company from a financial point of view. That opinion was updated as of the date of this Proxy Statement. No limitations were imposed by the Board of Directors upon Alex. Brown with respect to the investigations made or procedures followed by it in rendering its written opinion.

                 The full text of the opinion of Alex. Brown, which sets forth a description of the procedures followed, assumptions made, matters considered and limits on the review undertaken, is attached to this Proxy Statement as Appendix B and is incorporated herein by reference. Stockholders are urged to read the opinion in its entirety. The following summary of the opinion is qualified in its entirety by reference to the full text of the opinion.

                 In rendering its opinion, Alex. Brown (i) reviewed the Merger Agreement, certain publicly available business and financial information concerning the Company, and certain internal financial analyses and forecasts for the Company prepared by the Company's management, (ii) held discussions with members of senior management of the Company regarding the past and current business operations, financial condition and future prospects of the Company,
(iii) reviewed the reported price and trading activity for the Common Stock and compared certain financial and stock market information for the Company with similar information for certain other publicly traded commercial bank organizations, (iv) reviewed the financial terms of certain recent business combinations in the financial institutions industry which Alex. Brown deemed comparable in whole or in part and (v) performed such other studies and analyses and considered such other factors as Alex. Brown deemed appropriate.

                 Alex. Brown relied without  independent  verification  upon the accuracy and completeness of all of the financial and other information reviewed by and discussed with it for purposes of its opinion. With respect to the financial forecasts reviewed by Alex. Brown in rendering its opinion, Alex. Brown assumed that such financial forecasts were reasonably prepared on bases reflecting the best currently available estimates and judgments of the management of the Company as to the future financial performance of the Company. The Company does not publicly disclose management projections of the type provided to Alex. Brown in connection with the Merger. Such projections were not prepared with a view towards public disclosure. The projections were based on numerous variables and assumptions which are inherently uncertain, including, without limitation, factors related to general economic and competitive conditions. Alex. Brown did not make an independent evaluation or appraisal of the assets or liabilities of the Company nor was it furnished with any such appraisal.

                 The summary set forth below does not purport to be a complete description of the analyses performed by Alex. Brown. The preparation of a fairness opinion involves various determinations as to the most appropriate and relevant methods of financial analysis and the application of these methods to the particular circumstances and, therefore, such an opinion is not readily susceptible to summary description. Accordingly, notwithstanding the separate factors discussed below, Alex. Brown believes that its analyses must be considered as a whole and that selecting portions of its analyses and of the factors considered by it, without considering all analyses and factors, could create an incomplete view of the evaluation process underlying its opinion. No one of the analyses performed by Alex. Brown was assigned a greater significance than any other. In performing its analyses, Alex. Brown made numerous
assumptions  with  respect  to  industry  performance,   business  and  economic
conditions and other matters, many of which are beyond the Company's control. The analyses performed by Alex. Brown are not necessarily indicative of actual values or future results, which may be significantly more or less favorable than suggested by such analyses. Additionally, analyses relating to the values of businesses do not purport to be appraisals or to reflect the prices at which businesses actually may be sold.

                 Analysis of Selected Publicly Traded Companies. In preparing its opinion, Alex. Brown, using publicly available information, compared selected financial information, including latest twelve months ("LTM") earnings, 1994 estimated earnings, 1995 estimated earnings, stated book value, tangible book value and total assets, for the Company and a peer group of commercial bank organizations.

                 The  peer  group  was   comprised   of  19   commercial   banks
organizations headquartered in the mid-Atlantic region (Delaware, Maryland, New Jersey, Pennsylvania, Virginia and West Virginia) that possessed an asset base between $1 billion and $8 billion ("Regional Comparables Group"). The Regional Comparables Group included Wilmington Trust Corporation headquartered in Delaware; Mercantile Bankshares Corporation, Provident Bankshares Corporation and Citizens Bancorp headquartered in Maryland; Commerce Bancorp, Inc., Summit Bancorporation, Trust Company of New Jersey, United Counties Bancorporation, Valley National Bancorp, Citizens First Bancorp, Inc. and Central Jersey Bancorp headquartered in New Jersey; Fulton Financial Corporation, Dauphin Deposit Corporation, Susquehanna Bancshares, Inc. and Keystone Financial, Inc. headquartered in Pennsylvania; Jefferson Bankshares, Inc. and First Virginia Banks, Inc. headquartered in Virginia; and One Valley Bancorp of WV, Inc. and United Bankshares, Inc. headquartered in West Virginia. As of March 17, 1994, the relative multiples implied by the market price of the Common Stock of the Company and the mean market price of the common stock of the Regional Comparables Group to such selected financial data was: to LTM earnings, 27.5x for the Company and 12.4x for the Regional Comparables Group; to 1994 estimated earnings per share, 18.5x for the Company and 11.4x for the Regional Comparables Group; to 1995 estimated earnings per share, 16.0x for the Company and 10.3x for the Regional Comparables Group; to stated book value, 186.3% for the Company and 163.0% for the Regional Comparables Group; to tangible book value, 202.3% for the Company and 167.8% for the Regional Comparables Group; and to total assets, 13.5% for the Company and 14.3% for the Regional Comparables Group. In comparing the market multiples of the Company to the Regional Comparables Group, it is important to note the following: (i) the Regional Comparables Group exhibited strong profitability, possessing an annualized return on average assets of 1.22% during the fourth quarter of 1993, while the Company achieved an annualized return on average assets of 0.20% during the same period and (ii) the market price of the Common Stock increased from $14.00 to $17.375 upon the January 13, 1994 announcement that the Company was soliciting proposals from potential acquirors.
                 Analysis of Comparable Acquisition  Transactions.  In preparing its opinion, Alex. Brown analyzed certain comparable merger and acquisition transactions for commercial bank organizations based upon the acquisition price relative to stated book value, stated tangible book value, LTM earnings, total assets and the premiums to core deposits and market price. The market price premium is measured against the market price of the common stock one month prior to the acquisition announcement (the Company's market premium was measured against the market price one month prior to the January 13, 1994 announcement referred to above). The analysis included a review and comparison of the mean multiples represented by a sample of recently effected or pending commercial bank organization acquisitions nationwide having a transaction value in excess of $100 million which were announced since January 1, 1992 (a total of 48 transactions), as segmented into: (i) transactions announced since January 1, 1993 (29 transactions), (ii) transactions in which the selling commercial bank organization was headquartered in the mid-Atlantic or the southeast region (21 transactions), (iii) transactions in which the selling commercial bank organization failed to achieve a return on average assets levels in excess of 0.50% in the year of its announced acquisition (13 transactions) and (iv)
transactions  in  which  the  selling  commercial  bank  organization  possessed nonperforming assets between 1.00% and 4.00% of its total assets (23 transactions). The Alex. Brown analysis showed that in each commercial banking organization transaction group as described above for each category being compared (stated book value, stated tangible book value, LTM earnings, total assets and the premiums to core deposits and market price), First Fidelity's proposal generally exceeded or at least approximated the mean multiple.

                 Discounted Cash Flow Analysis. Using discounted cash flow analysis, Alex. Brown estimated the present value of the future dividend streams that the Company could produce over a four year period, under different assumptions as to required equity levels, if the Company performed in accordance with management's forecasts and certain variants thereof. Alex. Brown also estimated the terminal value for the Company's common equity after the four year period by applying book value (170%-230%) and earnings (13.7-18.6 times) acquisition multiples currently being received by commercial bank organizations with similar profitability ratios as the Company is projected to have during its calendar year ended December 31, 1997. The range of multiples used reflected a variety of scenarios regarding the growth and profitability prospects of the Company. The dividend streams and terminal values were then discounted to present values using discount rates ranging from 12.5% to 17.5%, which reflect different assumptions regarding the required rates of returns of holders or prospective buyers of the common equity.

                 Reference Range. Based in part on the several analyses discussed above, Alex. Brown developed, for purposes of its opinion, a reference range for the value of the Company's common equity of $16.00 to $20.00 per share of Common Stock. The values reflected in the foregoing reference range were considered along with the other analyses performed by Alex. Brown and were not intended to represent the price at which 100% of the Common Stock could actually be sold. The foregoing reference ranges were based in part on the application of economic and financial models and are not necessarily indicative of actual values, which may be significantly more or less than such estimates. The reference ranges do not purport to be appraisals.

                 Compensation of Financial Advisor. Pursuant to the terms of an engagement letter dated November 1, 1993, the Company has paid Alex. Brown a fee of $300,000 for acting as its financial advisor in connection with the Merger, including rendering the fairness opinion. The engagement letter further provides that the Company will pay Alex. Brown a fee based on the aggregate consideration to be paid or issued to the Company's stockholders as follows: 0.60% of the aggregate consideration if the per share purchase price is less than $19.00; 0.65% of the aggregate consideration if the per share purchase price is $19.00 or more but less than $20.00; 0.70% of the aggregate consideration if the per share purchase price is $20.00 or more but less than $21.00; 0.75% of the aggregate consideration if the per share purchase price is $21.00 or more but less than $22.00; and 0.80% of the aggregate consideration if the per share purchase price is $22.00 or more. Based on the foregoing and the Merger Consideration, the Company will pay Alex. Brown a fee of 0.70% of the aggregate consideration to be received by the Company's stockholders in the Merger, less the $300,000 in fees already paid to Alex. Brown. This fee is payable to Alex. Brown upon consummation of the Merger and is estimated to be approximately $2.3 million. Whether or not the Merger is consummated, the Company has agreed to reimburse Alex. Brown for all reasonable out-of-pocket expenses (which expenses may not exceed $10,000 annually without the prior consent of the Company) and to indemnify Alex. Brown and certain related persons against certain liabilities relating to or arising out of its engagement, including liabilities under federal securities laws.

Effective Date and Effective Time

                 It is anticipated that articles of merger will be filed with the Maryland Department in accordance with the requirements of the Maryland General Corporation Law on (i) a business day designated by First Fidelity within 10 days after the date of receipt of all regulatory and stockholder approvals, expiration of applicable waiting periods and the satisfaction or waiver of all conditions to the consummation of the Merger or (ii) on such later date as the parties may agree. The date of such filing with and acceptance by the Maryland Department of such articles of merger or such date thereafter as is specified in the articles of merger will be the "Effective Date" of the Merger. The "Effective Time" of the Merger will be the time of such filing with and acceptance by the Maryland Department of such articles of merger or as otherwise specifically set forth therein.

Effect of the Merger

                 The Merger Agreement provides for the merger of Merger Sub with and into the Company. The Company will continue as the surviving corporation as a direct wholly owned subsidiary of First Fidelity. At the Effective Time, holders of outstanding shares of Common Stock will have no further ownership interest in the Company and therefore will not participate in future potential earnings and growth. Instead, such holders of shares of Common Stock (except shares held directly or indirectly by First Fidelity other than in a fiduciary capacity or in satisfaction of a debt previously contracted) will be entitled to receive $20.75 in cash for each of their shares of Common Stock held of record. In the Merger, each share of common stock of Merger Sub, issued and outstanding immediately prior to the Effective Time, will be converted into one share of common stock of the Company as the surviving corporation of the Merger, which shares will thereafter constitute all of the issued and outstanding shares of capital stock of the surviving corporation.

                 Pursuant to the Merger Agreement, at the Effective Time, the articles of incorporation and bylaws of the Company will be amended in their entirety to conform to the articles of incorporation and bylaws of Merger Sub in effect immediately prior to such time. At the Effective Time, the directors and officers of Merger Sub will become the directors and officers of the Company as the surviving corporation.

                 In connection with the Thrift Merger Alternative, First Fidelity intends to invite the directors of the Bank serving prior to the Effective Time, who do not become employees of FFB-FSB, to become directors of FFB-FSB subsequent to the Second Thrift Merger for a period of not less than two years at a level of compensation not less than that currently paid to nonemployee directors of the Bank. If the Bank Merger Alternative is selected, First Fidelity intends to invite such directors of the Bank to become members of a Maryland regional advisory board of directors of FFB-NA following the Holding Company Merger for a similar period and compensation. In addition, following the Holding Company Merger, First Fidelity intends to select from among the directors of the Bank or other prominent business leaders in the Maryland community a person to become a director of First Fidelity to serve for not less than two years. See "The Merger -- Interests of Certain Persons in the Merger."

Exchange of Common Stock for Cash

                 Promptly after the Effective Time, each stockholder of record of the Company will be provided with written instructions from First Fidelity Bank, N.A., as Exchange Agent, with respect to the manner in which the Common Stock may be surrendered and exchanged for payment of the Merger Consideration. CERTIFICATES EVIDENCING SHARES OF COMMON STOCK SHOULD NOT BE SURRENDERED FOR PAYMENT PRIOR TO RECEIPT OF WRITTEN INSTRUCTIONS FROM THE EXCHANGE AGENT. As of the Effective Time, First Fidelity will deposit with the Exchange Agent an amount in cash equal to the product of the number of shares of Common Stock outstanding immediately prior to the Effective Time (other than certain shares of Common Stock that are held by First Fidelity) and the Merger Consideration.

                 If payment in respect of the shares of Common Stock is to be made to a person other than the person in whose name a surrendered certificate is registered, it will be a condition to such payment that the certificate so surrendered be properly endorsed or otherwise in proper form for transfer and that the person requesting such payment will pay any transfer or other taxes required by reason of such payment to a person other than the registered holder of the certificate surrendered or will have established to the satisfaction of First Fidelity that such tax has been paid or is not applicable.

                 At the Effective Time, the Company's stock transfer books with respect to shares of Common Stock will be closed and there will be no further transfers of such shares. If after the Effective Time certificates for shares of Common Stock are presented to First Fidelity or the Company as the surviving corporation, they will be canceled and exchanged for cash in the manner set forth above. One year after the Effective Time, the Exchange Agent will deliver to First Fidelity any remaining funds (including the proceeds of any investments thereof) which were made available to the Exchange Agent to be disbursed to stockholders at the Effective Time. Thereafter, stockholders will be entitled to look only to First Fidelity with respect to cash payable upon due surrender of their certificates, subject to applicable law. If any certificates for shares of Common Stock have not been surrendered prior to such date on which any payment in respect thereof would otherwise escheat to or become the property of any governmental unit or agency, the payment in respect of such certificates will, to the extent permitted by applicable law, become the property of First Fidelity, free and clear of all claims or interest of any person previously entitled thereto. First Fidelity, Merger Sub, the Exchange Agent or any other person shall not be liable to any former holder of Common Stock for any amount delivered to a public official pursuant to applicable abandoned property, escheat or similar laws.

                 No interest will accrue or be paid on any cash payable upon the surrender of a certificate or certificates which immediately prior to the Effective Time represent outstanding shares of Common Stock.

                 If a certificate for Common Stock has been lost, stolen or destroyed, payment will be made in accordance with the Merger Agreement upon receipt by the Exchange Agent of appropriate evidence as to such loss, theft or destruction, appropriate evidence as to the ownership of such certificate by the claimant, and customary indemnification.

Representations and Warranties

                 The Company and First Fidelity have made certain representations and warranties to each other in the Merger Agreement. The Company represents and warrants to First Fidelity, among other things, as to its organization, capitalization, corporate authority and approvals, ownership of subsidiaries, enforceability of the Merger Agreement and the Option Agreement as to the Company, financial statements and public disclosure materials, absence of material adverse changes, absence of certain claims and regulatory proceedings, labor matters and employee benefit plans, title to its assets, environmental matters and compliance with laws. First Fidelity represents and warrants to the Company, among other things, as to its organization, corporate authority and approvals, enforceability of the Merger Agreement as to First Fidelity and Merger Sub and access to funds necessary to consummate the Merger and pay the Merger Consideration.

Conditions to Consummation of the Merger

                 The respective obligations of the Company and First Fidelity to cause the Merger to be consummated are subject to certain conditions, including, among other things: (i) the approval and adoption of the Merger Agreement and the transactions contemplated thereby by the holders of the requisite number of shares of Common Stock, (ii) the receipt and effectiveness of all regulatory approvals and waivers required to consummate the Merger without any conditions that would result in a material adverse effect on First Fidelity or would materially reduce the benefits of the Merger to First Fidelity such that it would not have entered into the Merger Agreement had such condition been known prior to the execution thereof, and the expiration of all applicable statutory waiting periods, (iii) the absence of any statute, rule, order, decree or injunction which enjoins, prohibits or restricts the consummation of the Merger and the absence of litigation against the parties seeking to prevent the consummation of the transactions contemplated by the Merger Agreement, (iv) the representations and warranties of the other party in the Merger Agreement (and the Company in the Option Agreement) being true and correct in all material respects as of the dates specified therein, and the performance by the other party in all material respects of all agreements and covenants required by the Merger Agreement (and the Option Agreement for the Company) to be performed by such party and (v) the delivery to each of the Company and First Fidelity of certain certificates, letters and other documents as set forth in the Merger Agreement. In addition, the obligation of First Fidelity to consummate the Merger is subject to the redemption by the Company of the entire outstanding principal amount of certain convertible subordinated debentures of the Company. See "The Merger -- Conduct of Business Pending the Merger."

                 The Company and First Fidelity each may waive any condition of the Merger Agreement, unless such waiver would result in the violation of any law or applicable regulation.

Regulatory Approvals

                 The Thrift Merger Alternative would require the prior approval of (i) the OTS under HOLA for the chartering of BOB-FSB, the acquisition of BOB-FSB by the Company, the First Thrift Merger, the Holding Company Merger, the Thrift Contribution and the Second Thrift Merger, (ii) the Federal Reserve under the BHCA for both the Company and First Fidelity to acquire control of BOB-FSB as a nonbanking subsidiary and for First Fidelity to acquire control of most of the Company's existing nonbanking subsidiaries and (iii) the OTS and the FDIC under the HOLA and the FDIA, for BOB-FSB and FFB-FSB to continue to operate the Bank's existing subsidiaries as operating subsidiaries or service corporation subsidiaries after the First Thrift Merger and the Second Thrift Merger, respectively; and (iv) the OTS under the FDIA for BOB-FSB to acquire, via the First Thrift Merger, the deposits of the Bank. In addition, Banco Santander, a Spanish banking organization, which owns approximately 24.8% of First Fidelity's voting stock, has submitted (i) an application for approval of the OTS of the Holding Company Merger under HOLA, and (ii) an application for approval of the Federal Reserve to acquire control, indirectly via First Fidelity, of BOB-FSB as a nonbanking subsidiary and most of the Company's existing nonbanking subsidiaries.

                 The Bank Merger Alternative, if elected by First Fidelity in lieu of the Thrift Merger Alternative, would require the prior approval of the OCC for the Main Office Relocation and the Bank Merger under the National Bank Act and the FDIA.

                 The Company is not aware of any other governmental approvals or actions that are required for consummation of the Holding Company Merger and either the Thrift Merger Alternative or the Bank Merger Alternative, as the case may be, except as described above. Should any such approval or action be required, it is presently contemplated that such approval or action would be sought.

                 The Merger cannot proceed in the absence of the requisite regulatory approvals. See "The Merger -- Conditions to Consummation of the Merger" and "-- Waiver and Amendment; Termination." There can be no assurance that such regulatory approvals will be obtained, or, if such regulatory approvals are obtained, as to the date of any such approvals. There also can be no assurance that any such approvals will not contain a condition or requirement which causes such approvals to fail to satisfy the conditions set forth in the Merger Agreement and described under "The Merger -- Conditions to Consummation of the Merger."

Conduct of Business Pending the Merger

                 The Merger Agreement contains certain provisions regarding the conduct of the Company's business pending consummation of the Merger. In particular, prior to the Effective Time, the Company has agreed to, and to cause its subsidiaries to, (i) conduct business in the ordinary course consistent with past practice, (ii) use best efforts to preserve intact the business organization, employees and advantageous business relationships and retain the services of officers and key employees, (iii) take no action which would adversely affect or delay the ability to obtain any necessary approvals, consents or waivers of any governmental authority required for the transactions contemplated by the Merger Agreement or to perform the covenants and agreements on a timely basis under the Merger Agreement and (iv) take no action that is reasonably likely to have a "Material Adverse Effect" on the Company. Material Adverse Effect is defined as any event or occurrence that is reasonably likely to have a material adverse effect upon (i) the financial condition, properties, business or results of operations of the Company and its subsidiaries, taken as a whole (other than as a result of (x) changes in laws or regulations or accounting rules of general applicability or interpretations thereof, (y) decreases in capital under Financial Accounting Standards No. 115 attributable to general increases in interest rates or (z) any reclassification of loans, write downs of real estate owned or loan loss reserves taken pursuant to a specific written request of First Fidelity) or (ii) the ability of the Company to perform its obligations under, and to consummate the transactions contemplated by, the Merger Agreement and the Option Agreement.

                 The Company has agreed not to engage, or permit any of its subsidiaries to engage, in certain transactions without the prior written consent of First Fidelity. In particular, the Company agreed that it and its subsidiaries will not, among other things: (i) incur any indebtedness for borrowed money, other than in the ordinary course of business consistent with past practice, (ii) adjust, split, combine or reclassify any shares of capital stock; declare or pay any dividend or other distribution on, or redeem, purchase or acquire any shares of its capital stock or any securities convertible into or exchangeable for any shares of its capital stock; grant any stock appreciation rights or any right to acquire any shares of its capital stock; or issue any shares of capital stock; except with respect to the foregoing, for regular quarterly cash dividends of not more than $.05 per share of Common Stock, the issuance of additional shares of capital stock pursuant to the exercise of stock options outstanding as of the date of the Merger Agreement, the issuance of additional shares of capital stock in connection with the Company's 401(k) plan (the "401(k) Plan"), the issuance of additional shares of capital stock pursuant to the Option Agreement, and the redemption of certain convertible subordinated debentures of the Company and the repurchase of certain capital notes of the Company as set forth in the Merger Agreement, (iii) other than in the ordinary course of business consistent with past practice or pursuant to contracts or agreements in force on the date of the Merger Agreement, dispose of any of its material properties or assets or release or assign any indebtedness or claims of any person, (iv) except to the extent required pursuant to a plan, program, arrangement or agreement in effect on the date of the Merger Agreement, increase the compensation or benefits of any of its employees or directors subject to certain exceptions or voluntarily accelerate the vesting of any stock options or funding or vesting of other compensation, (v) except as otherwise contemplated by the Merger Agreement or as required by changes in generally accepted accounting principles as concurred with by the Company's independent auditors, change its method of accounting as in effect at December 31, 1993 or (vi) amend its articles of incorporation or bylaws. In addition, the Company has agreed not to intentionally take or cause to be taken, or agree or make any commitment to take, any action that is reasonably likely to cause any of its representations and warranties not to be true and correct. See "The Merger -- Representations and Warranties."

                 The Merger Agreement provides that prior to the Effective Date, the Company will, on such terms and conditions as First Fidelity deems acceptable, (i) redeem the $5,229,000 outstanding principal amount of its 6 3/4% Convertible Subordinated Debentures due April 1, 2011 and (ii) seek to repurchase the $870,000 outstanding principal amount of its 10 7/8% Subordinated Capital Notes due December 15, 1999. First Fidelity has agreed to provide the Company, upon the Company's request, with a loan sufficient to effect such redemption and repurchase on an unsecured basis for three years at an annual interest rate of 6 3/4%. See "The Merger -- Conditions to Consummation of the Merger."

                 The Merger Agreement further provides that prior to the Effective Time the Company will modify and change its loan, litigation and real estate valuation policies and practices (including loan classifications and levels of reserves) upon the request of First Fidelity so that such policies and practices are consistent with those of First Fidelity and generally accepted accounting principles after the later of (i) the date on which all required approvals are received and all applicable waiting periods in connection with such approvals have expired and (ii) the date on which the Merger Agreement is approved by the Company's stockholders. First Fidelity has agreed under certain circumstances to indemnify the Company for any losses or damages which the Company may incur as a result of any such changes effected at the request of First Fidelity in the event the Merger is not consummated.

No Solicitation

                 The Company has agreed in the Merger Agreement that neither it, nor any of its subsidiaries, nor any of the respective officers and directors of the Company or its subsidiaries will, and the Company will direct, and will use its best efforts to cause its employees, agents and representatives (including, without limitation, any investment banker, attorney or accountant retained by it or any of its subsidiaries) not to, initiate, solicit or encourage, directly or indirectly, any inquiries or the making of any proposal or offer (including, without limitation, any proposal or offer to holders of Common Stock) with respect to a merger, consolidation or similar transaction involving, or any purchase of all or any significant portion of the assets or any equity securities of, the Company or any of its subsidiaries (any such proposal or offer being hereinafter referred to as an "Acquisition Proposal") or, except to the extent legally required for the discharge by the Board of Directors of its fiduciary duties as advised in writing by counsel to the Board, engage in any negotiations concerning, or provide any confidential information or data to, or have any discussions with, any person relating to an Acquisition Proposal, or otherwise facilitate any effort or attempt to make or implement an Acquisition Proposal. The Company has agreed to notify First Fidelity immediately if any such inquiries or requests for information are received or if any such negotiations are sought.

Interests of Certain Persons in the Merger

                 In considering the recommendation of the Board of Directors with respect to the Merger, stockholders should be aware that certain members of the Board of Directors and management may be deemed to have interests in the Merger in addition to their interest as holders of Common Stock.

                 Severance Agreements. The Bank has previously entered into certain severance agreements (each a "Severance Agreement" and collectively, the "Severance Agreements") with certain members of the Company's and the Bank's senior management. First Fidelity has agreed in the Merger Agreement to cause the surviving corporation to honor and perform all Severance Agreements. The Severance Agreements provide for the payment of a lump sum cash payment to the employee if during the term of the Severance Agreement, there is a sale of the Bank, and if the employee's employment is terminated involuntarily, or voluntarily with "Good Reason", in connection with or within 18 months after the sale, unless such termination is for cause. "Good Reason" is defined to include a material reduction in the authority, responsibilities, duties or scope of the employee's position from those that existed before the sale, a reduction in salary from the rate that existed before the sale, or requirement that the employee relocate more than 50 miles from the City of Baltimore. The Severance Agreements also provide for the continuation for a specified period of time of health, life and disability insurance coverage.

                 The Merger, if consummated, will constitute a "sale" of the Bank as defined in the Severance Agreements and if the conditions requiring payment as described above with respect to the termination of employment are satisfied with respect to each individual, the following executive officers and groups will be entitled to receive lump sum cash payments in the following amounts (assuming that such payments are not reduced under the terms of the Severance Agreements in order to avoid being classified as a "parachute payment" within the meaning of Section 280G(b)(2) of the Internal Revenue Code of 1986, as amended):


Name and Position(s)                                          Amount of Payment
- - - - - - --------------------                                          -----------------
Edwin F. Hale, Sr........................................      $   1,125,000
  Chairman of the Board
  and Chief Executive Officer

Alan M. Leberknight......................................            240,000
  President and Director

Joseph A. Cicero.........................................            240,000
  Executive Vice President,
  Chief Financial Officer
  and Director

E. Wayne Edwards.........................................            140,000
  Executive Vice President

Larry D. Unger...........................................            150,000
  Executive Vice President

Executive Officer Group, including the five
  executive officers named above (eight persons).........          2,145,000

Nonexecutive Officer Employee Group (20 persons).........          1,116,900


                 Stock Options. As of September 27, 1994, the directors, executive officers and other employees of the Company in the aggregate held options to purchase 1,013,174 shares of Common Stock pursuant to the Company's 1984 Stock Option Plan, 1988 Stock Incentive Plan and 1992 Stock Option Plan (the "Option Plans"). In accordance with the Merger Agreement and regardless of whether the options are vested at the Effective Time, each such option held by a director, officer or other employee will be canceled in exchange for a cash payment equal to the product of $20.75 minus the option exercise price multiplied by the number of shares of Common Stock subject to the option. As of September 27, 1994 and in connection with the consummation of the Merger Agreement, the executive officers and groups named below will receive the following amounts upon exchange and cancellation of the stock options:


Name and Position(s)                                         Amount of Payment*
- - - - - - --------------------                                         ------------------
Edwin F. Hale, Sr..........................................   $   4,896,800
  Chairman of the Board
  and Chief Executive Officer

Alan M. Leberknight........................................         903,770
  President and Director

Joseph A. Cicero...........................................         903,770
  Executive Vice President,
  Chief Financial Officer
  and Director

E. Wayne Edwards...........................................         306,873
  Executive Vice President

Larry D. Unger.............................................         537,920
  Executive Vice President

Executive Officer Group, including the five
  executive officers named above (eight persons)...........       8,241,513

Nonemployee Director Group (nine persons)..................       1,191,530

Nonexecutive Officer Employee Group (32 persons)...........       2,682,598



*The amounts reflected for such options include the following number of unvested option shares for each such person and group: Mr. Hale, 75,000 at a price of $12.875; Mr. Leberknight, 33,000 at an average exercise price of $9.10; Mr. Cicero, 33,000 at an average exercise price of $9.10; Mr. Edwards, 22,000 at an average exercise price of $10.13; Mr. Unger, 13,200 at an average exercise price of $7.51; executive officer group, including the five executive officers named above (eight persons), 206,800 at an average exercise price of $10.41; nonemployee director group (nine persons), none; and nonexecutive officer employee group (32 persons), 120,360 at an average exercise price of $8.81. See "The Merger -- Effect on Company Benefit Plans and Related Matters."


                 Indemnification. Pursuant to the Merger Agreement, First Fidelity has agreed that First Fidelity and the surviving corporation will (i) from and after the Effective Time through the sixth anniversary of the Effective Date, indemnify the present and former directors and officers of the Company and its subsidiaries (as well as each officer or employee of the Company or its subsidiaries that is serving or has served as a director or trustee of another entity expressly at the Company's request) in connection with any claim, proceeding or investigation arising out of matters existing or occurring at or prior to the Effective Time to the fullest extent that the Company would have been permitted to indemnify them under applicable law and the Company' articles of incorporation and bylaws prior to the Effective Time and (ii) use reasonable efforts to maintain the current directors' and officers' liability insurance policies of the Company (or policies providing comparable coverage) for a period of six years following the Effective Time, provided that First Fidelity shall not be obligated to expend in excess of 200% of the Company's current annual cost.

                 Severance Pay. Pursuant to the Merger Agreement, to the extent that employees of the Company are involuntarily terminated within six months after the Effective Time for any reason other than cause, such employees will be entitled to receive two weeks' severance pay for each year of their service with the Company and the surviving corporation, up to a maximum of 26 weeks.

                 Continuing Directors. In connection with the Thrift Merger Alternative, First Fidelity intends to invite the directors of the Bank serving prior to the Effective Time, who do not become employees of FFB-FSB, to become directors of FFB-FSB subsequent to the Second Thrift Merger for a period of not less than two years at a level of compensation not less than that currently paid to nonemployee directors of the Bank. If the Bank Merger Alternative is selected, First Fidelity intends to invite such directors of the Bank to become members of a Maryland regional advisory board of directors of FFB-NA following the Holding Company Merger for a similar period and compensation. In addition, following the Holding Company Merger, First Fidelity intends to select from among the directors of the Bank or other prominent business leaders in the Maryland community a person to become a director of First Fidelity to serve for not less than two years.

                  In addition to the foregoing, directors and officers of the Company own shares of Common Stock that will be converted, at the Effective Time, into the right to receive the Merger Consideration. See "Stock Own by Management."

Effect on Company Benefit Plans and Related Matters

                 At the Effective Time, each outstanding option to purchase shares of Common Stock granted pursuant to the Option Plans, whether or not such option is then vested and exercisable, will be canceled by the Company in exchange for the right to receive a cash payment equal to the product of (i) the difference between (x) the per share amount of the Merger Consideration and (y) the per share exercise price applicable to such option and (ii) the number of shares of Common Stock subject to such option. First Fidelity has also agreed to honor the Severance Agreements of the Bank with certain members of the Company's and the Bank's senior management. See "The Merger -- Interests of Certain Persons in the Merger."

                 Shares of Common Stock of the Company held pursuant to the Company's 401(k) Plan at the Effective Time will be converted into the Merger Consideration. For purposes of the Special Meeting, such Common Stock will be voted by the plan administrator as instructed by each plan participant, or in the absence of instructions, as determined in the discretion of the plan administrator.

                 Each person employed by the Company prior to the Effective Time who remains an employee of the surviving corporation or its subsidiaries following the Effective Time (each a "Continued Employee") will be entitled to participate in whatever employee benefit plans that may be in effect generally for employees of First Fidelity's subsidiaries ("First Fidelity's Plans") if such Continued Employee is eligible or selected for participation. Continued Employees will be eligible to participate on the same basis as similarly situated employees of First Fidelity or its subsidiaries. All such participation will be subject to the terms of the plans as may be in effect from time to time.

                 First Fidelity or its subsidiaries will, for purposes of vesting and for purposes of eligibility to begin participation with respect to First Fidelity's Plans, cause each of First Fidelity's Plans to be amended to recognize credit for each Continued Employee's term of service with the Company and its subsidiaries. Upon the Effective Time or as soon thereafter as practicable, no further benefit accruals will be provided under the Company's defined benefit pension plan, and each Continued Employee will begin to accrue a benefit under First Fidelity's defined benefit pension plan.

Waiver and Amendment; Termination

                 Waiver and Amendment. Prior to the Effective Time, any provision of the Merger Agreement may be (i) waived by the party benefited by the provision or (ii) amended or modified at any time (including the structure of the transaction) by an agreement in writing between the parties approved by their respective boards of directors; provided, however, that, after the vote by the holders of the Common Stock, no amendment may be made that would contravene any applicable law or regulation.

                  Termination.  The Merger Agreement may be terminated,  and the
Merger abandoned, prior to the Effective Time, either before or after its approval by the holders of Common Stock as follows: (i) by the mutual consent of the Company and First Fidelity after the vote of a majority of the members of each of the applicable boards of directors, (ii) by the Company or First Fidelity after the vote of a majority of the members of each of the applicable boards of directors in the event of (a) the failure of the holders of the Common Stock to approve the Merger Agreement at the Company's meeting called to consider such approval, or (b) a material breach by the other party of any representation, warranty, covenant or agreement contained in the Merger Agreement (or, in the case of the Company, in the Option Agreement) which is not cured or curable within 30 days after written notice of such breach is given,
(iii) by the Company or First Fidelity if either (a) any approval, consent or waiver of a governmental authority required to permit consummation of the transactions contemplated by the Merger Agreement is denied or (b) any governmental authority of competent jurisdiction shall have issued a final, unappealable order enjoining or otherwise prohibiting consummation of the transactions contemplated by the Merger Agreement and (iv) by the Company or First Fidelity after the vote of a majority of the members of each of the applicable boards of directors in the event the Merger is not consummated by March 31, 1995, unless the failure to consummate by such time is due to a material breach of any representation, warranty or covenant contained in the Merger Agreement by the party seeking to terminate.

Accounting  Treatment

                  The Merger, if completed as proposed, will be treated as a purchase for accounting purposes. Accordingly, under generally accepted accounting principles, the assets and liabilities of the Company will be recorded on the books of First Fidelity at their respective fair market values at the time of the consummation of the Merger.

Expenses

                 The Merger Agreement provides that the Company and First Fidelity will each pay its own expenses in connection with the Merger Agreement and the transactions contemplated thereby, except printing expenses which are to be shared equally by the Company and First Fidelity.

                              THE OPTION AGREEMENT

General

                 As an inducement and a condition to First Fidelity's entering into the Merger Agreement, First Fidelity and the Company entered into the Option Agreement pursuant to which the Company granted First Fidelity an option (the "Option") entitling First Fidelity to purchase up to 3,300,000 fully paid and nonassessable shares of Common Stock, subject to certain adjustments, or approximately 19.8% of the shares of Common Stock then outstanding, under the circumstances described below at a price of $19.31 per share (the average of the low and high reported sales price per share on the NYSE on the first trading day after the announcement of the Merger Agreement), subject to adjustment in certain circumstances.

Effect of Option Agreement

                 The Option Agreement is intended to increase the likelihood that the Merger will be consummated in accordance with the terms of the Merger Agreement, and may discourage persons from proposing a competing offer to acquire the Company, even if such offer involves a higher price per share for the Common Stock than the per share consideration to be paid pursuant to the Merger Agreement. The existence of the Option would significantly increase the cost to a potential acquiror of acquiring the Company compared to its cost had the Company not entered into the Option Agreement. The Company believes that the exercise of the Option would likely prohibit any acquiror from accounting for an acquisition of, or merger with, the Company using the pooling-of-interests accounting method for a period of up to two years. This could discourage or preclude an acquisition by certain acquirors.

Terms of Option Agreement

                 The following is a brief summary of certain provisions of the Option Agreement, which is attached hereto as Appendix C. The following summary is qualified in its entirety by reference to the Option Agreement.

                 Subject to applicable law and regulatory restrictions, First Fidelity may exercise the Option, in whole or in part, if, but only if, a "Purchase Event" (as defined below) occurs prior to the occurrence of an "Exercise Termination Event" (as defined below). "Purchase Event" means, in substance, either (i) the acquisition by any person other than First Fidelity or a subsidiary of First Fidelity of beneficial ownership of 25% or more of the then outstanding Common Stock or (ii) the entry by the Company or a material subsidiary of the Company (without First Fidelity's prior written consent) into an agreement to engage in an Acquisition Transaction (as defined below) with any person other than First Fidelity, or the recommendation by the Board of Directors that the stockholders of the Company approve or accept any Acquisition Transaction with any person other than First Fidelity. For purposes of the Option Agreement, "Acquisition Transaction" means (x) a merger or consolidation, or any similar transaction, involving the Company or a material subsidiary of the Company, (y) a purchase, lease or other acquisition of all or substantially all of the assets of the Company or a material subsidiary of the Company or (z) a purchase or other acquisition (including by way of merger, consolidation, share exchange or otherwise) of 25% (10% in the case of a "Preliminary Purchase Event" described below) or more of the voting securities of the Company or a material subsidiary of the Company. "Exercise Termination Event" means the earliest to occur of the following: (i) the time immediately preceding the Effective Time of the Merger, (ii) 12 months after the first occurrence of a Purchase Event, (iii) 12 months after the termination of the Merger Agreement following the occurrence of a Preliminary Purchase Event, (iv) termination of the Merger Agreement in accordance with the terms thereof prior to the occurrence of a Purchase Event or a Preliminary Purchase Event unless such termination results from a material breach by the Company, (v) 12 months after the termination of the Merger Agreement by First Fidelity as a result of a willful and material breach by the Company or (vi) four months after the termination of the Merger Agreement by First Fidelity as a result of a material (but not willful) breach by the Company.

                 "Preliminary   Purchase  Event",   as  defined  in  the  Option
Agreement, includes certain events involving the Company or a material subsidiary of the Company that are inconsistent with the Company's intent to consummate the transactions contemplated by the Merger Agreement or actions by third parties evidencing an intent or desire to acquire control of the Company or a material subsidiary of the Company. Such events include the Company entering into an agreement to engage in an Acquisition Transaction with any person other than First Fidelity.

                 The Option may not be assigned by First Fidelity to any other person without the express written consent of the Company, except that First Fidelity may assign its rights under the Option Agreement in whole or in part after the occurrence of a Preliminary Purchase Event subject to certain restrictions. The Company has granted First Fidelity certain registration rights under the Securities Act of 1933, as amended, with respect to the Option
Agreement. Upon the occurrence of a Purchase Event prior to an Exercise Termination Event, at the request of First Fidelity and upon receipt of applicable regulatory approvals, the Company will be obligated to repurchase the Option, and any shares of Common Stock theretofore purchased pursuant to the Option, at prices determined as set forth in the Option Agreement.

                 In the event that prior to an Exercise Termination Event, the Company enters into an agreement (i) to consolidate or merge with any person, other than First Fidelity, and is not the continuing or surviving corporation in such consolidation or merger, (ii) to permit any person, other than First Fidelity, to merge into the Company and the Company is the continuing or surviving corporation, but, in connection with such merger, the then outstanding shares of Common Stock are changed into or exchanged for stock or other securities of any other person or cash or any other property or the then outstanding shares of Common Stock will after such merger represent less than 50% of the outstanding shares and share equivalents of the merged company or
(iii) to sell or otherwise transfer all or substantially all of its or a material subsidiary's assets to any person, other than First Fidelity, then, and in each such case, the agreement governing such transaction must make proper provision so that the Option shall, upon the consummation of such transaction, be converted into, or exchanged for, an option (the "Substitute Option"), at the election of First Fidelity, of either (x) the acquiring corporation or (y) any person that controls the acquiring corporation. The Substitute Option will be exercisable for shares of the issuer's common stock in such number and at such exercise price as is set forth in the Option Agreement and will otherwise have the same terms as the Option except that the number of shares subject to the Substitute Option may not exceed 19.9% of the issuer's outstanding shares of common stock.

                 In the event that the Company's stockholders fail to approve the Merger Agreement, either the Company or First Fidelity may terminate the Merger Agreement in accordance with its terms. See "The Merger -- Waiver and Amendment; Termination." If no Purchase Event or Preliminary Purchase Event occurs prior to such termination and no other Exercise Termination Event has occurred, the Option Agreement will terminate at such time. If a Purchase Event or a Preliminary Purchase Event does occur prior to an Exercise Termination Event, then First Fidelity will be entitled to exercise its rights under the Option Agreement in accordance with its terms.

                    CERTAIN FEDERAL INCOME TAX CONSEQUENCES

                 The following is a general discussion, based on current law, of certain of the expected federal income tax consequences applicable to stockholders of the Company who receive cash in exchange for shares of Common Stock pursuant to the Merger. This summary discusses only certain tax consequences to United States persons (i.e., citizens or residents of the United States and domestic corporations) who hold shares of Common Stock as capital assets. It does not discuss the tax consequences to holders of options issued by the Company who receive cash in exchange for their options pursuant to the Merger, nor does it discuss the tax consequences that might be relevant to stockholders who acquired their shares of Common Stock through the exercise of employee stock options or otherwise as compensation. In addition, it does not discuss the tax consequences that might be relevant to stockholders entitled to special treatment under the federal income tax law (such as Individual Retirement Accounts and other deferred accounts, life insurance companies and tax exempt organizations) or to stockholders who hold their shares in special circumstances (such as stockholders that hold shares as part of a straddle or conversion transaction).

                 For federal income tax purposes, the Merger will be treated as though First Fidelity or a subsidiary of First Fidelity purchased the Common Stock directly from the Company's stockholders. The receipt of cash by a Company stockholder pursuant to the Merger will be a taxable transaction to such stockholder for federal income tax purposes. A Company stockholder who receives cash in exchange for shares of Common Stock will recognize taxable gain or loss for federal income tax purposes equal to the difference, if any, between the amount of cash received pursuant to the Merger and such stockholder's tax basis in the shares of Common Stock surrendered in exchange therefor. In general, such gain or loss will be capital gain or loss if such shares are capital assets in the hands of such stockholder at the time of the exchange and will be long-term capital gain or loss if, at the time of the exchange, such stockholder's holding period for the shares is more than one year.

                 Under current law, net capital gains of individuals are taxed at a maximum federal income tax rate of 28% and corporations are taxed at the same federal income tax rates as ordinary income. With certain limited exceptions for individuals, capital losses are deductible only against capital gains and are not available to offset ordinary income.

                 Under federal income tax backup withholding rules, the Exchange Agent is required to withhold and remit to the United States Treasury 31% of the gross cash proceeds paid to a stockholder or other payee pursuant to the Merger, unless an exception applies under the applicable law or regulations, or unless the stockholder or other payee signs a Substitute Form W-9 that provides his or her taxpayer identification number (employer identification number or social security number) and certifies that such number is correct. Therefore, unless such an exception exists and can be proved in a manner satisfactory to First Fidelity and the Exchange Agent, each stockholder should complete and sign the Substitute Form W-9 which will be included as part of the letter of transmittal from the Exchange Agent to be used to surrender Common Stock for cash. The exceptions provide that certain stockholders (including, among others, all corporations and certain foreign individuals) are not subject to these backup withholding and reporting requirements. In order for a foreign individual to qualify as an exempt recipient, however, he or she must submit a statement, signed under penalties of perjury, attesting to his or her exempt status. Any amounts withheld will be allowed as a credit against the stockholder's federal income tax, or, in general, refunded by the Internal Revenue Service ("IRS") assuming that the appropriate procedures are followed.

                 No ruling has been requested from the IRS as to any of the tax effects to the Company's stockholders of the transactions discussed in this Proxy Statement, and no opinion of counsel has or will be rendered to the Company's stockholders with respect to any of the tax effects of the Merger.

                 STOCKHOLDERS ARE URGED TO CONSULT THEIR OWN TAX AND FINANCIAL ADVISORS AS TO THE FEDERAL INCOME TAX CONSEQUENCES OF THE MERGER TO THEM, AND ALSO AS TO ANY STATE, LOCAL, FOREIGN OR OTHER TAX CONSEQUENCES.


                          ---------------------------

                  MARKET PRICES AND DIVIDENDS ON COMMON STOCK

Market Prices

                 The Common Stock is listed on the NYSE under the name Baltimore Bancorp and traded under the symbol "BBB". The following table sets forth for the fiscal quarters indicated, the high and low sales price per share of Common Stock traded on the NYSE:

Year Ended
December 31, 1992                         High                    Low
- - - - - - -----------------                         ----                    ---
   First Quarter                      $   8.375              $    5.25
   Second Quarter                         8.50                    5.00
   Third Quarter                          9.00                    6.125
   Fourth Quarter                         7.375                   6.00

Year Ended
December 31, 1993                          High                   Low
- - - - - - -----------------                          ----                   ---
   First Quarter                      $   9.125              $    6.875
   Second Quarter                         9.75                    7.25
   Third Quarter                         12.625                   8.75
   Fourth Quarter                        14.25                   12.25

Year Ending
December 31, 1994                          High                   Low
- - - - - - -----------------                          ----                   ---
   First Quarter                      $  19.50                $  13.875
   Second Quarter                        19.875                  19.25
   Third Quarter*

*  Through September __, 1994


                  On January 12, 1994, the last trading day before the public announcement that the Company was having preliminary discussions with several major bank holding companies regarding a possible sale of the Company, the reported closing sale price per share of Common Stock on the NYSE was $14.00. On March 18, 1994, the last trading day before the public announcement of the execution of the Merger Agreement, the reported closing sale price per share of Common Stock on the NYSE was $18.00. On September __, 1994, the last full trading day prior to the date of this Proxy Statement, the reported closing sale price per share of Common Stock on the NYSE was $____. Stockholders are urged to obtain current information with respect to the price of the Common Stock.

Dividends

                 In November 1993, the Company reinstated the payment of quarterly cash dividends following the suspension of dividends by the Company subsequent to the third quarter of 1991. The Company has paid quarterly cash dividends of $.05 per share of Common Stock for the fourth quarter of 1993 and the first three quarters of 1994. Whether the Company will declare a cash dividend for the fourth quarter of 1994 will depend on whether the Effective Time precedes the declaration and record dates which the Company customarily followed prior to the execution of the Merger Agreement. The Merger Agreement restricts the ability of the Company to make distributions to its stockholders, except for regular quarterly cash dividends of not more than $.05 per share of Common Stock. See "The Merger -- Conduct of Business Pending the Merger."

                           STOCK OWNED BY MANAGEMENT

                 The following table sets forth information as of September 27, 1994 with respect to the amount of the Company's Common Stock beneficially owned by each director of the Company, the Chief Executive Officer and each of the four most highly compensated executive officers of the Company serving at December 31, 1993, and by all directors and executive officers of the Company as a group.@@



                                                                     Amount and
                                                                Nature of Beneficial        Percentage of Common Stock
                   Name and Position(s)                            Ownership (a)                    Outstanding
                   --------------------                            -------------                    -----------
Barry B. Bondroff (b)(c)...............................                19,984                            *
  Director
Rose M. Cernak (d).....................................                 2,500                            *
  Director
Joseph A. Cicero (e)...................................                48,250                            *
  Executive Vice President,
  Chief Financial Officer and Director
Conrad H.C. Everhard (b)...............................                22,655                            *
  Director
Edwin F. Hale, Sr. (f).................................               472,405                          2.8%
  Chairman of the Board and Chief Executive
     Officer
Bruce H. Hoffman (g)...................................                16,629                            *
  Director
Melvin S. Kabik (b)....................................                14,601                            *
  Director
R. Andrew Larkin, Jr. (b)(h)...........................                48,050                            *
  Director
Alan M. Leberknight (i)................................                50,586                            *
  President and Director
James P. O'Conor (j)...................................                11,215                            *
  Director
Robert A. Pascal (b)(k)................................                56,100                            *
  Director
Dennis F. Rasmussen (b)................................                14,979                            *
  Director
G. Gregory Russell (b).................................                38,146                            *
  Director
E. Wayne Edwards (l)...................................                17,622                            *
  Executive Vice President
Larry D. Unger (m).....................................                44,816                            *
  Executive Vice President
All directors and executive officers as a group
  (18 persons) (n)(o)..................................               916,686                          5.2%

(a)      All persons shown in the table have sole investment and voting power except as otherwise indicated.
(b)      Includes options for 12,500 shares that are currently exercisable.
(c)      Includes 3,584 shares held jointly by Mr. Bondroff and his wife and 3,900 shares held in an IRA.
(d)      Includes  1,000  shares held by a  corporation  of which Ms.  Cernak is a co-owner.  Excludes  12,500  shares  owned by Ms.
         Cernak's husband, as to which she disclaims beneficial ownership.
(e)      Includes  227 shares  held  under the  401(k)  Plan and  options  for  47,000  shares  that are  currently  exercisable  or exercisable within 60 days.
(f)      Includes  224  shares  held under the 401(k)  Plan and  options  for  400,000  shares  that are  currently  exercisable  or exercisable within 60 days.
(g)      Includes  options  for  10,000  shares  that are  currently  exercisable.  Also  includes  1,200  shares  held  jointly  by
         Mr. Hoffman and his wife.
(h)      Includes 32,550 shares held  jointly  by Mr. Larkin and his wife and 3,000 shares in a  self-directed  IRA. Excludes 19,400 shares owned by Mr. Larkin's  mother and 500 shares owned by his wife,  as to which he disclaims beneficial ownership.
(i)      Includes  226 shares  held  under the  401(k)  Plan and  options  for  47,000  shares  that are  currently  exercisable  or exercisable within 60 days.
(j)      Includes options for 10,000 shares that are currently exercisable.
(k)      Includes 20,000 shares held by the United Propane, Inc. Profit Sharing Plan and Trust, of which Mr. Pascal is the trustee.
(l)      Includes 106 shares held under the 401(k) Plan,  options for 15,500 shares that are currently  exercisable  or  exercisable within 60 days and 2,016 shares held jointly by Mr. Edwards and his wife.
(m)      Includes 139 shares held under the 401(k) Plan and options for 36,024 shares that are currently exercisable.
(n)      Includes a total of 38,148 shares  (including  358 shares held under the 401(k) Plan and options for 32,150 shares that are currently exercisable or exercisable within 60 days) held by three additional executive officers of the Company.
(o)      Includes options  currently  exercisable or exercisable  within 60 days for an aggregate of 685,174 shares; if such options are not included,  all directors and executive  officers as a group would  beneficially own 231,512 shares,  or 1.4% of the outstanding Common Stock.
* Less than one percent.

                     PRINCIPAL HOLDERS OF VOTING SECURITIES

                 The following table sets forth information as of September ___, 1994 with respect to the ownership of shares of Common Stock of the Company by each person believed by management to be the beneficial owner of more than five percent of the Company's outstanding Common Stock. The historical information set forth below is based on the most recent Schedule 13D or Schedule 13G filed on behalf of each such person with the SEC.@@


              Name and Address                        Amount and Nature                Percentage of Common
            of Beneficial Owner                    of Beneficial Ownership               Stock Outstanding
            -------------------                    ------------------------              -----------------
First Fidelity Bancorporation                              3,846,800(a)                       19.16%
  2673 Main Street
  Lawrenceville, New Jersey  08648
T. Rowe Price Associates, Inc.                               987,154(b)                        5.88
  100 East Pratt Street
  Baltimore, Maryland  21202
Leon G. Cooperman                                            838,100(c)                        5.0
  86 Pine Street
  Wall Street Plaza
  31st Floor
  New York, New York  10005


(a)      Amendment  No. 3 to Schedule 13D dated August 5, 1994 (the  "Amendment  No. 3") states that First  Fidelity  directly  owns
         546,800 shares of Common Stock,  which  represents  3.26% of the outstanding  Common Stock.  Amendment No. 3 further states that First Fidelity was granted an option pursuant to the Option  Agreement to acquire  3,300,000  shares of authorized but unissued  shares of Common Stock which option has not become  exercisable.  In Amendment  No. 3, First  Fidelity  expressly disclaims beneficial ownership of such option shares.  See "The Option Agreement."
(b)      A  Schedule  13G dated  February  14,  1994  states  that T. Rowe Price  Associates, Inc., an investment adviser registered under the Investment Advisers  Act of 1940,  has sole  dispositive  power  over the  987,154 shares and  sole  voting power over 48,500 of these shares.
(c)      A  Schedule 13D  dated  February 28,  1994 states that Mr.  Cooperman  has sole voting and  dispositive  power over 715,800 shares and shared voting and dispositive  power over 122,300 shares.  The  Schedule 13D  states that  Mr. Cooperman  is the sole general  partner of two Delaware  limited  partnerships  engaged in the purchase and sale of securities for investment for their own accounts:  Omega Capital  Partners,  L.P. and Omega  Institutional  Partners,  L.P., which purchased  242,600 shares and  255,200  shares,  respectively.  The  Schedule  13D further  states that Mr.  Cooperman  is the  president  and majority  stockholder of Omega Advisors,  Inc. and that he further controls Omega Overseas  Partners,  Ltd. Omega Advisors,
         Inc. also serves with  discretionary  power as investment manager to unrelated third parties (the "Managed  Account").  The
         Schedule 13D  states that 218,000 shares were purchased on behalf of Omega Overseas Partners,  Ltd. and 122,300 shares were purchased on behalf of the Managed Account.


              INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

                 The following documents filed with the SEC by the Company are incorporated by reference in this Proxy Statement as of their respective filing dates:

                 (1) Annual Report on Form 10-K for the year ended December 31, 1993, filed pursuant to Section 13 of the Exchange Act; provided, however, that the information referred to in Item 402(a)(8) of Regulation S-K promulgated by the SEC shall not be deemed to be specifically incorporated by reference herein;

                 (2) Current Report on Form 8-K, filed on February 18, 1994 pursuant to Section 13 of the Exchange Act;

                 (3) Current Report on Form 8-K, filed on March 23, 1994 pursuant to Section 13 of the Exchange Act;

                 (4) Quarterly Report on Form 10-Q for the quarter ended March 31, 1994, filed pursuant to Section 13 of the Exchange Act; and

                 (5) Quarterly Report on Form 10-Q for the quarter ended June 30, 1994, filed pursuant to Section 13 of the Exchange Act.

                 All reports subsequently filed by the Company pursuant to Sections 13(a), 13(c) or 15(d) of the Exchange Act after the date of this Proxy Statement and prior to the date of the Special Meeting shall be deemed incorporated by reference into this Proxy Statement and to be a part hereof from the date of filing of such documents. Any statement contained in a document incorporated or deemed to be incorporated by reference herein shall be deemed to be modified or superseded for purposes of this Proxy Statement to the extent that a statement contained herein, or in any subsequently filed document which also is or is deemed to be incorporated by reference herein, modifies or supersedes such statement. Any statement so modified or superseded shall not be deemed, except as so modified or superseded, to constitute a part of this Proxy Statement.

                 This Proxy Statement incorporates documents by reference that are not presented herein or delivered herewith. The Company will provide without charge to any person to whom this Proxy Statement is delivered, including any beneficial owner of Common Stock, upon written or oral request of such person, a copy of any or all of the foregoing documents incorporated herein by reference (other than exhibits to such documents which are not specifically incorporated therein by reference). Requests for any of these documents should be directed in writing to or by telephoning David L. Spilman, Treasurer and Director of Investor Relations, Baltimore Bancorp, 120 East Baltimore Street, Baltimore, Maryland 21202; (800) 722-8823.


                              INDEPENDENT AUDITORS

                 The Company expects to appoint KPMG Peat Marwick, independent certified public accountants, to act as its independent auditors for the year ending December 31, 1994. This expected change is being made so that the Company will be using the same independent certified public accountants as First Fidelity and is not a result of any disagreements with Coopers & Lybrand on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure. Coopers & Lybrand served as the Company's independent auditors for 1993, 1992 and 1991. A representative of Coopers & Lybrand is expected to be present at the Special Meeting and will be given an opportunity to make a statement if he or she desires to do so and will be available to respond to appropriate questions.


                DEADLINE FOR SUBMISSION OF STOCKHOLDER PROPOSALS

                 If the Merger is not consummated prior to the Company's 1995 annual meeting, any stockholder of the Company who intends to present a proposal for action at such meeting must file a copy thereof with the Corporate Secretary of the Company not less than 45 days nor more than 90 days prior to the date of the annual meeting, unless notice or public disclosure of the meeting occurs less than 60 days prior to the date of the meeting, in which event stockholders may deliver such notice not later than the 15th day following the day on which notice of the meeting was mailed or public disclosure thereof was made. If the proposal or proposals are to be included in the Company's proxy statement and form of proxy relating to the 1995 annual meeting, they must be received by December 13, 1994 pursuant to the proxy soliciting rules of the SEC. Nothing in this paragraph shall be deemed to require the Company to include in its proxy statement and form of proxy relating to the 1995 annual meeting any stockholder proposal which may be excluded under SEC regulations in effect at the time such proposals are received.


                                 OTHER MATTERS

                 The Board of Directors is not aware of any business to come before the Special Meeting other than those matters described above in this Proxy Statement. If, however, any other matters not now known should properly come before the Special Meeting, the persons named in the accompanying proxy will vote such proxy on such matters as determined by a majority of the Board of Directors.

By Order of the Board



Edwin F. Hale, Sr.
Chairman of the Board

Baltimore Maryland
September __, 1994

                 Confidential, For Use of the Commission Only.

                                                                    APPENDIX A

 ______________________________________________________________________________


                                                                EXECUTION COPY







                          AGREEMENT AND PLAN OF MERGER

                    DATED AS OF THE 21st DAY OF MARCH, 1994

                                  BY AND AMONG

                         FIRST FIDELITY BANCORPORATION,

                            ANNABEL LEE CORPORATION

                                      AND

                               BALTIMORE BANCORP









 ______________________________________________________________________________

                               TABLE OF CONTENTS

                                                                           Page

Recitals         .......................................................     1

                             ARTICLE I. THE MERGERS

Section 1.1.     Structure of the Merger...................................  2
Section 1.2.     Effect on Outstanding Shares..............................  3
Section 1.3.     Exchange Procedures.......................................  3
Section 1.4.     Options   ................................................  5
Section 1.5.     Transformation of the Company into a
                 Savings and Loan Holding Company..........................  5
Section 1.6.     Directors of Company Bank.................................  5

                     ARTICLE II. CONDUCT PENDING THE MERGER

Section 2.1.     Conduct of the Company's Business Prior to
                 the Effective Time........................................  6
Section 2.2.     Forbearance by the Company................................  6
Section 2.3.     Cooperation...............................................  7

                  ARTICLE III. REPRESENTATIONS AND WARRANTIES

Section 3.1.     Representations and Warranties of the Company.............  8
Section 3.2.     Representations and Warranties of Acquiror and
                 Merger Sub................................................ 18

                             ARTICLE IV. COVENANTS

Section 4.1.     Acquisition Proposals..................................... 20
Section 4.2.     Certain Policies of the Company........................... 21
Section 4.3.     Employees................................................. 21
Section 4.4.     Access and Information.................................... 23
Section 4.5.     Certain Filings, Consents and Arrangements................ 23
Section 4.6.     Antitakeover Statutes..................................... 24
Section 4.7.     Indemnification; Directors' and Officers' Insurance....... 24
Section 4.8.     Additional Agreements..................................... 26
Section 4.9.     Publicity................................................. 26
Section 4.10.    Proxy Statement........................................... 26
Section 4.11.    Shareholders' Meeting..................................... 26
Section 4.12.    Notification of Certain Matters........................... 27
Section 4.13.    Outstanding Debt.......................................... 27

                     ARTICLE V. CONDITIONS TO CONSUMMATION

Section 5.1.     Conditions to All Parties' Obligations.................... 27
Section 5.2.     Conditions to Obligations of the Acquiror and
                 Merger Sub................................................ 28
Section 5.3.     Conditions to the Obligation of the Company............... 29

                            ARTICLE VI. TERMINATION

Section 6.1.     Termination............................................... 30
Section 6.2.     Effect of Termination..................................... 30

                 ARTICLE VII. EFFECTIVE DATE AND EFFECTIVE TIME

Section 7.1.     Effective Date and Effective Time......................... 31

                          ARTICLE VIII. OTHER MATTERS

Section 8.1.     Certain Definitions; Interpretation....................... 31
Section 8.2.     Survival  ................................................ 32
Section 8.3.     Waiver    ................................................ 32
Section 8.4.     Counterparts.............................................. 32
Section 8.5.     Governing Law............................................. 32
Section 8.6.     Expenses  ................................................ 32
Section 8.7.     Notices   ................................................ 32
Section 8.8.     Entire Agreement; Etc..................................... 34
Section 8.9.     Assignment................................................ 34

                                LIST OF ANNEXES

Annex 1          --   Company Rights (Recital D)

Annex 2          --   Form of Option Agreement (Recital E)

Annex 3          --   Subsidiaries of the Company (Section 3.1(d))

Annex 4          --   Company Benefit Plans (Section 3.1(n))

                 AGREEMENT AND PLAN OF MERGER, dated as of the 21st day of March, 1994 (this "Plan"), by and among First Fidelity Bancorporation (the "Acquiror"), Annabel Lee Corporation (the "Merger Sub") and Baltimore Bancorp (the "Company").

                                   RECITALS:

                 A. The Acquiror. The Acquiror has been duly incorporated and is an existing corporation in good standing under the laws of the State of New Jersey, with its principal executive offices located in Lawrenceville, New Jersey. The Acquiror is a bank holding company duly registered with the Federal Reserve Board (as defined below) under the Bank Holding Company Act of 1956, as amended (the "BHC Act").

                 B. Merger Sub. Merger Sub has been duly incorporated and is an existing corporation in good standing under the laws of the State of Maryland, with its principal executive offices located in Baltimore, Maryland. All the outstanding shares of the capital stock of Merger Sub are owned directly by the Acquiror.

                 C. The Company. The Company has been duly incorporated and is an existing corporation in good standing under the laws of the State of Maryland, with its principal executive offices located in Baltimore, Maryland. As of the date hereof, the Company has 50,000,000 authorized shares of common stock, par value $5.00 per share ("Company Common Stock"), of which no more than 16,683,931 shares were outstanding as of the date hereof. The Company is a bank holding company duly registered with the Federal Reserve Board under the BHC Act.

                 D. Rights, Etc. The Company does not have any shares of its capital stock reserved for issuance, any outstanding option, call or commitment relating to shares of its capital stock or any outstanding securities, obligations or agreements convertible into or exchangeable for, or giving any person any right (including, without limitation, preemptive rights) to subscribe for or acquire from it, any shares of its capital stock (collectively, "Rights"), except (i) pursuant to the Option Agreement (as defined below), which is expected to be entered into after the execution and delivery of this Plan;
(ii) upon conversion of approximately $5,229,000 principal amount of 6 3/4/% Convertible Subordinated Debentures due April 1, 2011 of the Company (the "Convertible Subordinated Debentures") (convertible into 200,153 shares of Company Common Stock); (iii) upon exercise of existing stock options granted to directors and employees of the Company and its subsidiaries (exercisable for 1,106,033 shares of Company Common Stock at a weighted average exercise price of $9.00 per share); (iv) pursuant to the $870,000 principal amount of 10 7/8% Subordinated Capital Notes due December 15, 1999 (the "Capital Notes") (subject to a commitment to issue at maturity 48,000 shares of Company Common Stock based on the market price of the Company Common Stock on March 17, 1994); (v) pursuant to the Company's 401(k) plan, 68,828 shares of Company Common Stock reserved for issuance; and (vi) as set forth on Annex 1.

                 E. The Option Agreement. As an inducement to the willingness of the Acquiror and Merger Sub to enter into this Plan, the Company expects to enter into a Stock Option Agreement with the Acquiror in the form set forth in Annex 2 (the "Option Agreement"), pursuant to which the Company will grant to the Acquiror an option to purchase authorized but unissued shares of Company Common Stock equal to 19.9% of the outstanding shares of Company Common Stock upon the terms and conditions therein contained.

                 F. Intention of the Parties. It is the intention of the parties to this Plan that immediately prior to the Effective Time (as defined below) the Company will cease to be a bank holding company under the BHC Act and become a savings and loan holding company.

                 G. Board Approvals. The respective Boards of Directors of the Acquiror, Merger Sub and the Company have duly approved the Plan and have duly authorized its execution and delivery.

                 NOW, THEREFORE, in consideration of their mutual promises and obligations hereunder, the parties hereto adopt and make this Plan and prescribe the terms and conditions hereof and the manner and basis of carrying it into effect, which shall be as follows:


                             ARTICLE I. THE MERGERS

                 SECTION 1.1. Structure of the Merger. At the Effective Time, the Merger Sub will merge (the "Merger") with and into the Company, with the Company being the surviving corporation (the "Surviving Corporation"), pursuant to the provisions of, and with the effect provided in, the Maryland General Corporation Law ("MGCL"). The separate existence of Merger Sub shall thereupon cease. The Surviving Corporation shall continue to be governed by the laws of the State of Maryland and its separate corporate existence with all of its rights, privileges, immunities, powers and franchises shall continue unaffected by the Merger. At the Effective Time (as defined in Section 7.1), the articles of incorporation and by-laws of the Company shall be amended in their entirety to conform to the articles of incorporation and by-laws of Merger Sub in effect immediately prior to the Effective Time and shall become the articles of incorporation and by-laws of the Surviving Corporation. At the Effective Time, the directors and officers of Merger Sub shall be the directors and officers of the Surviving Corporation.

                 SECTION 1.2. Effect on Outstanding Shares. (a) By virtue of the Merger, automatically and without any action on the part of the holder thereof, each share of Company Common Stock issued and outstanding at the Effective Time (except shares held directly or indirectly by the Acquiror other than shares held by Acquiror in a fiduciary capacity or in satisfaction of a debt previously contracted) shall be cancelled and become and be converted into the right to receive $20.75 in cash without interest (the "Merger Consideration"). As of the Effective Time, each share of Company Common Stock held directly or indirectly by the Acquiror, other than shares held in a fiduciary capacity or in satisfaction of a debt previously contracted, shall be cancelled and retired and cease to exist, and no exchange or payment shall be made with respect thereto.

                 (b) The shares of common stock of Merger Sub issued and outstanding immediately prior to the Effective Time shall become shares of the Surviving Corporation after the Merger and shall thereafter constitute all of the issued and outstanding shares of the capital stock of the Surviving Corporation.

                 SECTION 1.3. Exchange Procedures. (a) At and after the Effective Time, each certificate (each a "Certificate") previously representing shares of Company Common Stock shall represent only the right to receive the Merger Consideration in cash without interest.

                 (b) As of the Effective Time, the Acquiror shall deposit, or shall cause to be deposited, with such bank or trust company as the Acquiror shall elect (which may be a subsidiary of the Acquiror) (the "Exchange Agent"), for the benefit of the holders of shares of Company Common Stock, for exchange in accordance with this Section 1.3, the Merger Consideration to be paid pursuant to Section 1.2 and deposited pursuant to this Section 1.3 in exchange for outstanding shares of Company Common Stock.

                 (c) As promptly as possible after the Effective Time, the Acquiror shall cause the Exchange Agent to mail to each holder of record of a Certificate or Certificates the following: (i) a letter of transmittal specifying that delivery shall be effected, and risk of loss and title to the Certificates shall pass, only upon delivery of the Certificates to the Exchange Agent, which shall be in a form and contain any other provisions as the Acquiror may reasonably determine; and (ii) instructions for use in effecting the surrender of the Certificates in exchange for the Merger Consideration. Upon proper surrender of a Certificate to the Exchange Agent, together with a properly completed and duly executed letter of transmittal, the holder of such Certificate shall thereupon be entitled to receive in exchange therefor a check representing the Merger Consideration which such holder has the right to receive in respect of the Certificate surrendered pursuant to the provisions hereof, and the Certificate so surrendered shall forthwith be cancelled. No interest will be paid or accrued on the Merger Consideration payable to holders of Certificates. In the event of a transfer of ownership of any shares of Company Common Stock not registered in the transfer records of the Company, a check for the Merger Consideration may be issued to the transferee if the Certificate representing such Company Common Stock is presented to the Exchange Agent, accompanied by documents sufficient, in the discretion of the Acquiror, (i) to evidence and effect such transfer and (ii) to evidence that all applicable stock transfer taxes have been paid.

                 (d) From and after the Effective Time, there shall be no transfers on the stock transfer records of the Company of any shares of Company Common Stock that were outstanding immediately prior to the Effective Time. If after the Effective Time Certificates are presented to the Acquiror or the Surviving Corporation, they shall be cancelled and exchanged for the Merger Consideration deliverable in respect thereof pursuant to this Plan in accordance with the procedures set forth in this Section 1.3.

                 (e) Any portion of the aggregate Merger Consideration (including the proceeds of any investments thereof) that remains unclaimed by the shareholders of the Company for one year after the Effective Time shall be repaid by the Exchange Agent to the Acquiror. Any shareholders of the Company who have not theretofore complied with this Section 1.3 shall thereafter look only to the Acquiror for payment of their Merger Consideration deliverable in respect of each share of Company Common Stock such stockholder holds as determined pursuant to this Plan without any interest thereon. If outstanding certificates for shares of Company Common Stock are not surrendered or the payment for them not claimed prior to the date on which such payments would otherwise escheat to or become the property of any governmental unit or agency, the unclaimed items shall, to the extent permitted by abandoned property and any other applicable law, become the property of the Acquiror (and to the extent not in its possession shall be paid over to it), free and clear of all claims or interest of any person previously entitled to such claims. Notwithstanding the foregoing, none of the Acquiror, Merger Sub, the Exchange Agent or any other person shall be liable to any former holder of Company Common Stock for any amount delivered to a public official pursuant to applicable abandoned property, escheat or similar laws.

                 (f) In the event any Certificate shall have been lost, stolen or destroyed, upon the making of an affidavit of that fact by the person claiming such Certificate to be lost, stolen or destroyed and, if required by the Acquiror, the posting by such person of a bond in such amount as the Acquiror may direct as indemnity against any claim that may be made against it with respect to such Certificate, the Exchange Agent will issue in exchange for such lost, stolen or destroyed Certificate the Merger Consideration deliverable in respect thereof pursuant to this Plan.

                 SECTION 1.4. Options. At the Effective Time, each option granted by the Company to purchase shares of Company Common Stock, which is outstanding and unexercised immediately prior to the Effective Time, shall be converted into the right to receive, in cancellation thereof, an amount in cash computed by multiplying (i) the difference between (x) the per share amount of the Merger Consideration and (y) the per share exercise price applicable to such option by (ii) the number of such shares of Company Common Stock subject to such option. The Company agrees to take or cause to be taken all action necessary under its 1984 Stock Option Plan, 1988 Stock Incentive Plan and 1992 Stock Option Plan, as amended prior to the date hereof (the "Company Stock Option Plans"), to provide for such adjustment. At the Effective Time (or by the first business day thereafter), the Acquiror will make the payments required to be made to grantees of options under this Section 1.4.

                 SECTION 1.5 Transformation of the Company into a Savings and Loan Holding Company. Prior to the Effective Time, the Company shall use its best efforts to take all action necessary and appropriate (a) to charter, on the Effective Date and prior to the Thrift Merger (as defined below), a federal savings bank (the "FSB") having its main office in Baltimore, Maryland and having a charter and by-laws acceptable in form and substance to the Acquiror,
(b) to acquire, on the Effective Date and prior to the Thrift Merger, all issued and outstanding shares of the FSB, (c) to cause, on the Effective Date and prior to the Thrift Merger (as defined below), the FSB to obtain deposit insurance from, and to become a member of, the Savings Association Insurance Fund of the Federal Deposit Insurance Corporation (the "FDIC") and (d) to cause The Bank of Baltimore (the "Company Bank") to be merged, following completion of (a), (b) and (c) and prior to the Effective Time, with and into the FSB, with (i) the FSB being the surviving entity, (ii) all shares of the Company Bank being cancelled and (iii) the corporate existence of the Company Bank ceasing, on such additional terms and conditions as are acceptable in form and substance to the Acquiror (the "Thrift Merger").

                 SECTION 1.6. Directors of Company Bank. Acquiror intends to invite the directors of the Company Bank serving on the Effective Date and prior to the Thrift Merger, who do not become employees of the FSB, to become directors of the FSB subsequent to the Thrift Merger for a period of not less than two years, with such directors to be compensated at not less than the annual retainer and meeting attendance fees being paid to non-employee directors of the Company Bank on the date hereof. Acquiror also intends, in consultation with the board of directors of the Company Bank, to select from among such directors or other prominent business leaders in the Maryland community a person to become a director of Acquiror on the Effective Date, to serve for not less than two years.


                     ARTICLE II. CONDUCT PENDING THE MERGER

                 SECTION 2.1. Conduct of the Company's Business Prior to the Effective Time. Except as expressly provided in this Plan, during the period from the date of this Plan to the Effective Time, the Company shall, and shall cause its subsidiaries to, (i) conduct its business in the usual, regular and ordinary course consistent with past practice, (ii) use its best efforts to maintain and preserve intact its business organization, employees and advantageous business relationships and retain the services of its officers and key employees, (iii) take no action which would adversely affect or delay the ability of the Company, the Acquiror, Merger Sub or the FSB to obtain any necessary approvals, consents or waivers of any governmental authority required for the transactions contemplated hereby or to perform its covenants and agreements on a timely basis under this Plan and (iv) take no action that is reasonably likely to have a Material Adverse Effect (as defined in Section 8.1 hereof) on the Company.

                 SECTION 2.2. Forbearance by the Company. During the period from the date of this Plan to the Effective Time, the Company shall not, and shall not permit any of its subsidiaries, without the prior written consent of the Acquiror, to:

                 (a) other than in the ordinary course of business consistent with past practice, make any advance or incur any indebtedness for borrowed money, assume, guarantee, endorse or otherwise as an accommodation become responsible for the obligations of any other person;

                 (b) adjust, split, combine or reclassify any capital stock; make, declare or pay any dividend or make any other distribution on, or directly or indirectly redeem, purchase or otherwise acquire, any shares of its capital stock or any securities or obligations convertible into or exchangeable for any shares of its capital stock (except pursuant to Section 4.13 or as provided in the letter pursuant to Section 3.1 or through the trustee for the 401(k) Plan), or grant any stock appreciation rights or grant any person any right to acquire any shares of its capital stock, except for regular quarterly cash dividends at a rate per share of Company Common Stock not in excess of $0.05 per share with declaration, record and payment dates coinciding with the schedule for such dates relating to the two most recently declared dividends prior to the date hereof; or issue any additional shares of capital stock (including pursuant to any dividend reinvestment or other similar type of plan) except pursuant to (i) the exercise of stock options outstanding as of the date hereof as set forth in Annex 1 and on the terms in effect on the date hereof, (ii) the Option Agreement, (iii) the conversion of the Convertible Subordinated Debentures, or (iv) as provided in the letter pursuant to
         Section 3.1;

                 (c) other than in the ordinary course of business consistent with past practice, sell, transfer, mortgage, encumber or otherwise dispose of any of its material properties or assets to any individual, corporation or other entity other than a direct or indirect wholly owned subsidiary of the Company, or cancel, release or assign any indebtedness of any such person or any claims held by any such person, except pursuant to contracts or agreements in force at the date of this Plan or as provided in the letter pursuant to Section 3.1;

                 (d) increase in any manner the compensation or fringe benefits of any of its employees or directors or pay any pension or retirement allowance not required by any existing plan or agreement to any such employees or directors, or become a party to, amend or commit itself to any pension, retirement, profit-sharing or welfare benefit plan or agreement or employment agreement with or for the benefit of any employee or director, other than general increases in compensation in the ordinary course of business consistent with past practice not in excess of 4% in any 12-month period, or voluntarily accelerate the vesting of any stock options or the funding or vesting of other compensation or benefit; provided, however, that the foregoing shall not apply to prohibit any increase or acceleration disclosed in writing by the Company to the Acquiror prior to the execution hereof pursuant to a plan, program, arrangement or agreement in effect on the date hereof which results from the execution of this Plan or the consummation of any transaction contemplated hereby;

                 (e) except as contemplated by Section 4.2, change its method of accounting as in effect at December 31, 1993, except as required by changes in generally accepted accounting principles as concurred in by the Company's independent auditors; or

                 (f) amend its articles of incorporation (or equivalent) or its by-laws.

                 SECTION 2.3. Cooperation. The Company shall, and shall cause its subsidiaries to, cooperate with Acquiror and Merger Sub in completing the transactions contemplated hereby and shall not intentionally take, cause to be taken or agree or make any commitment to take any action: (i) that is reasonably likely to cause any of the representations or warranties of it that are set forth in Article III hereof not to be true and correct, or (ii) that is inconsistent with or prohibited by Section 2.1 or Section 2.2. The Acquiror and Merger Sub shall, and shall cause their subsidiaries to, cooperate with the Company in completing the transactions contemplated hereby and shall not intentionally take, cause to be taken or agree to make any commitment to take any action that is reasonably likely to cause any of their representations or warranties set forth in Article III hereof not to be true and correct.


                  ARTICLE III. REPRESENTATIONS AND WARRANTIES

                 SECTION 3.1. Representations and Warranties of the Company. The Company represents and warrants to the Acquiror and Merger Sub, that, except as specifically disclosed in a letter of the Company delivered to the Acquiror prior to the execution hereof (and making specific reference to the Section of this Plan for which an exception is taken) or as disclosed herein or in any Annex hereto:

                 (a) Recitals True. The facts set forth in the Recitals of this Plan with respect to the Company are true and correct.

                 (b) Capital Stock. All outstanding shares of capital stock of the Company and its subsidiaries, are duly authorized, validly issued and outstanding, fully paid and non-assessable, and subject to no preemptive rights.

                 (c) Authority. Each of the Company and its subsidiaries, has the power and authority, and is duly qualified in all jurisdictions (except for such qualifications the absence of which, individually or in the aggregate, would not have a Material Adverse Effect (as defined in Section 8.1)) where such qualification is required, to carry on its business as it is now being conducted and to own all its material properties and assets, and it has all federal, state, local, and foreign governmental authorizations necessary for it to own or lease its properties and assets and to carry on its business as it is now being conducted, except for such powers and authorizations the absence of which, either individually or in the aggregate, would not have a Material Adverse Effect.

                 (d) Subsidiaries. A list of the Company's subsidiaries is contained in Annex 3. The shares of capital stock of each of the Company's subsidiaries are owned by it free and clear of all liens, claims, encumbrances and restrictions on transfer and there are no Rights with respect to such capital stock.

                 (e) Shareholder Approvals. (i) Subject to the receipt of the required shareholder approval of this Plan, each of this Plan and the Option Agreement has been authorized by all necessary corporate action of the Company. The Company has received the written opinion of Alex. Brown & Sons Incorporated to the effect that the consideration to be received by the shareholders of the Company pursuant to this Plan is fair to such shareholders from a financial point of view. Subject to receipt of (A) such shareholder approval and (B) the required approvals, consents or waivers of governmental authorities referred to in Section 5.1(b), this Plan is, and upon its execution and delivery the Option Agreement will be, a valid and binding agreement of the Company enforceable against it in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and similar laws of general applicability relating to or affecting creditors' rights and to general equity principles.

                 (ii) The affirmative vote of two-thirds (2/3) of the outstanding stock of the Company entitled to vote on the Plan is the only shareholder vote of the Company's shareholders required for approval of this Plan and consummation of the Merger and the other transactions contemplated hereby.

                 (f) No Violations. The execution, delivery and performance of this Plan by the Company do not, the execution, delivery and performance of the Option Agreement by the Company will not, and the consummation of the transactions contemplated hereby or thereby by the Company will not, constitute (i) a breach or violation of, or a default under, any law, rule or regulation or any judgment, decree, order, governmental permit or license, or agreement, indenture or instrument of the Company or its subsidiaries or to which the Company or its subsidiaries (or any of their respective properties) is subject, except for any of the foregoing that would not have a Material Adverse Effect on the Company or enable any person to enjoin the Merger, (ii) a breach or violation of, or a default under, the articles of incorporation or by-laws of the Company or any of its subsidiaries or (iii) a breach or violation of, or a default under (or an event which with due notice or lapse of time or both would constitute a default under), or result in the termination of, accelerate the performance required by, or result in the creation of any lien, pledge, security interest, charge or other encumbrance upon any of the properties or assets of the Company or any of its subsidiaries under, any of the terms, conditions or provisions of any note, bond, indenture, deed of trust, loan agreement or other agreement, instrument or obligation to which the Company or any of its subsidiaries is a party, or to which any of their respective properties or assets may be bound or affected, except for any of the foregoing that, individually or in the aggregate, would not have a Material Adverse Effect. The consummation of the transactions contemplated hereby or, upon its execution and delivery, by the Option Agreement will not require any approval, consent or waiver under any such law, rule, regulation, judgment, decree, order, governmental permit or license or the approval, consent or waiver of any other party to any such agreement, indenture or instrument, other than (i) the required approvals, consents and waivers of governmental authorities referred to in Section 5.1(b), (ii) the approval of the shareholders of the Company referred to in Section 3.1(e), (iii) such approvals, consents or waivers as are required under the federal and state securities or "Blue Sky" laws in connection with the transactions contemplated by the Option Agreement, and (iv) any other approvals, consents or waivers the absence of which, individually or in the aggregate, would not result in a Material Adverse Effect or enable any person to enjoin the Merger.

                 (g) Reports. (i) As of their respective dates or, if amended, as of the respective dates of the latest amendments thereto, neither the Company's Annual Report on Form 10-K for the fiscal year ended December 31, 1992, nor any other document filed by the Company subsequent to December 31, 1992 under Section 13(a), 13(c), 14 or 15(d) of the Securities Exchange Act of 1934, as amended (the "Securities Exchange Act"), each in the form (including exhibits) filed with the Securities and Exchange Commission (the "SEC") (collectively, the "Reports"), contained any untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary to make the statements made therein, in light of the circumstances under which they were made, not misleading. Each of the balance sheets or statements of condition contained or incorporated by reference in the Company's Reports (including in each case any related notes and schedules) fairly presented the financial position of the entity or entities to which it relates as of its date and each of the statements of operations and retained earnings and of cash flows and changes in financial position or equivalent statements contained or incorporated by reference in the Company's Reports (including in each case any related notes and schedules), fairly presented the results of operations, retained earnings and cash flows and changes in financial position, as the case may be, of the entity or entities to which it relates for the periods set forth therein (subject, in the case of unaudited interim statements, to normal year-end audit adjustments that are not material in amount or effect), in each case in accordance with generally accepted accounting principles consistently applied during the periods involved, except as may be noted therein.

                 (ii) The Company and each of its subsidiaries have timely filed all reports, registrations and statements, together with any amendments required to be made with respect thereto, that they were required to file since December 31, 1992 with (i) the SEC, (ii) the Board of Governors of the Federal Reserve System (the "Federal Reserve Board"),
         (iii) the FDIC, (iv) any state banking commission or other regulatory authority ("State Regulator") (collectively, "Regulatory Agencies"), and (v) the National Association of Securities Dealers, Inc. and any other self-regulatory organization ("SRO"), and all other reports and statements required to be filed by them since December 31, 1992, including, without limitation, any report or statement required to be filed pursuant to the laws, rules or regulations of the United States, the SEC, the Federal Reserve Board, the FDIC, any State Regulator or any SRO, and have paid all fees and assessments due and payable in connection therewith, except where the failure to make any such filing or to pay any such fees or assessments or the timing of such filing would not have a Material Adverse Effect.

                 (h) Absence of Certain Changes or Events. Since December 31, 1993, the Company and its subsidiaries have not incurred any material liability, except in the ordinary course of their business consistent with past practice, nor has there been any change, or any event involving a prospective change, which, individually or in the aggregate, has had, or is reasonably likely to have, a Material Adverse Effect on the Company

                 (i) Taxes. Except as otherwise would not have a Material Adverse Effect, all federal, state, local, and foreign tax returns required to be filed by or on behalf of the Company or any of its subsidiaries have been timely filed or requests for extensions have been timely filed and any such extension shall have been granted and not have expired, and all such filed returns are complete and accurate in all material respects. All taxes shown on such returns, and all taxes required to be shown on returns for which extensions have been granted, have been paid in full or adequate provision has been made for any such taxes on the Company's statement of financial condition (in accordance with generally accepted accounting principles). As of the date of this Plan, there is no audit examination, deficiency, or refund litigation with respect to any taxes of the Company that could result in a determination that would have a Material Adverse Effect on the Company. All taxes, interest, additions, and penalties due with respect to completed and settled examinations or concluded litigation relating to the Company have been paid in full or adequate provision has been made for any such taxes on the Company's balance sheet (in accordance with generally accepted accounting principles). Except as otherwise would not have a Material Adverse Effect, the Company and its subsidiaries have not executed an extension or waiver of any statute of limitations on the assessment or collection of any material tax due that is currently in effect.

                 (j) Absence of Claims. No litigation, proceeding or controversy before any court or governmental agency is pending, and there is no pending claim, action or proceeding against the Company or any of its subsidiaries, which is reasonably likely, individually or in the aggregate, to have a Material Adverse Effect or to materially hinder or delay consummation of the transactions contemplated hereby, and, to the Company's knowledge, no such litigation, proceeding, controversy, claim or action has been threatened or is contemplated.

                 (k) Absence of Regulatory Actions. Except with respect to the Order to Cease and Desist, dated July 21, 1992, between the Company, the FDIC and the Bank Commissioner for the State of Maryland (the "Commissioner") and the Agreement, dated July 21, 1992, between the Company, the Federal Reserve Bank of Richmond and the Commissioner, neither the Company nor any of its subsidiaries is a party to any cease and desist order, written agreement or memorandum of understanding with, or a party to any commitment letter or similar undertaking to, or is subject to any order or directive by, or is a recipient of any extraordinary supervisory letter from, or has adopted any board resolutions at the request of, federal or state governmental authorities charged with the supervision or regulation of banks, savings banks or bank holding companies or engaged in the insurance of bank and/or savings and loan deposits ("Government Regulators") nor has the Company been advised by any Government Regulator that it is contemplating issuing or requesting (or is considering the appropriateness of issuing or requesting) any such order, directive, written agreement, memorandum of understanding, extraordinary supervisory letter, commitment letter, board resolutions or similar undertaking.

                 (l) Agreements. Except for the Option Agreement and arrangements made in the ordinary course of business, the Company and its subsidiaries are not bound by any material contract (as defined in Item 601(b)(10) of Regulation S-K) to be performed after the date hereof that has not been filed with or incorporated by reference in the Company's Reports filed prior to the date hereof or as disclosed in the Company's audited consolidated financial statements as of December 31, 1993 (as furnished to the Acquiror prior to the date hereof). Except as disclosed in the Company's Reports filed prior to the date of this Plan or as disclosed in such financial statements as of December 31, 1993, as of the date of this Plan, neither the Company nor any of its subsidiaries is a party to a (i) consulting agreement (other than data processing, software programming and licensing contracts entered into in the ordinary course of business) not terminable on 90 days' or less notice involving the payment of more than $100,000 per annum, in the case of any such agreement with an individual, or $100,000 per annum, in the case of any other such agreement, (ii) agreement with any executive officer or other key employee of the Company or any of its subsidiaries the benefits of which are contingent, or the terms of which are materially altered, upon the occurrence of a transaction involving the Company or any of its subsidiaries of the nature contemplated by this Plan or the Option Agreement and which provides for the payment of in excess of $100,000, (iii) agreement with respect to any executive officer of the Company or any of its subsidiaries providing any term of employment or compensation guarantee extending for a period longer than one year and for the payment of in excess of $100,000 per annum, (iv) agreement or plan (other than the Company Stock Option Plans), including any stock option plan, stock appreciation rights plan, restricted stock plan or stock purchase plan, any of the benefits of which will be increased, or the vesting of the benefits of which will be accelerated, by the occurrence of any of the transactions contemplated by this Plan or the Option Agreement or the value of any of the benefits of which will be calculated on the basis of any of the transactions contemplated by this Plan or the Option Agreement or (v) agreement containing covenants that limit the ability of the Company or any of its subsidiaries to compete in any line of business or with any person, or that involve any restriction on the geographic area in which, or method by which, the Company or any of its subsidiaries may carry on its business (other than as may be required by law or any regulatory agency).

                 (m) Labor Matters. Neither the Company nor any of its subsidiaries is a party to, or is bound by, any collective bargaining agreement, contract, or other agreement or understanding with a labor union or labor organization, nor is the Company or any of its subsidiaries the subject of any proceeding asserting that the Company or any such subsidiary has committed an unfair labor practice or seeking to compel the Company or such subsidiary to bargain with any labor organization as to wages and conditions of employment, nor is there any strike, other labor dispute or organizational effort involving the Company or any of its subsidiaries pending or threatened.

                 (n) Employee Benefit Plans. All benefit plans, contracts, agreements, arrangements, including, but not limited to, "employee benefit plans", as defined in Section 3(3) of the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), and employment contracts and deferred compensation plans and agreements (as set forth in Annex 4 hereto), that cover any of the Company's or its subsidiaries' employees or directors (hereinafter referred to collectively as the "Employee Plans"), comply in all material respects with all applicable requirements of ERISA, the Internal Revenue Code of 1986, as amended (the "Code"), and other applicable laws; neither the Company nor any of its subsidiaries nor any Employee Plan subject to ERISA, nor any trust thereunder, nor, to the best of the Company's knowledge, any trustee or fiduciary thereof, has engaged in a "prohibited transaction" (as defined in Section 406 of ERISA or Section 4975 of the Code) with respect to any Employee Plan which is likely to result in any material penalties or taxes under Section 502(i) of ERISA or Section 4975 of the Code; no liability to the Pension Benefit Guaranty Corporation has been or is expected by the Company or any of its subsidiaries to be incurred with respect to any Employee Plan which is subject to Title IV of ERISA ("Pension Plan"), or with respect to any "single-employer plan" (as defined in Section 4001(a)(15) of ERISA) currently or formerly maintained by the Company or any of its subsidiaries or any entity which is considered one employer with the Company under Section 4001 of ERISA or Section 414 of the Code (an "ERISA Affiliate"); no Pension Plan had an "accumulated funding deficiency" (as defined in Section 302 of ERISA (whether or not waived)) as of the last day of the end of the most recent plan year ending prior to the date hereof; the fair market value of the assets of each Pension Plan exceeds the accumulated benefit obligation (as determined under Statement of Financial Accounting Standards No. 87) under such Pension Plan as of the end of the most recent plan year with respect to the respective Pension Plan ending prior to the date hereof, calculated on the basis of the actuarial assumptions used in the most recent actuarial valuation for such Pension Plan as of the date hereof; no notice of a "reportable event" (as defined in Section 4043 of ERISA) for which the 30-day reporting requirement has not been waived has been required to be filed for any Pension Plan within the 12-month period ending on the date hereof; and neither the Company nor any of its subsidiaries has provided, or is required to provide, security to any Pension Plan or to any single-employer plan of an ERISA Affiliate pursuant to Section 401(a)(29) of the Code; and the Company and its subsidiaries have not contributed to any "multiemployer plan", as defined in Section 3(37) of ERISA, on or after September 26, 1980. Each Employee Plan which is an "employee pension benefit plan" (as defined in Section 3(2) of ERISA) and which is intended to be qualified under
         Section 401(a) of the Code (a "Qualified Plan") has received a favorable determination letter from the Internal Revenue Service ("IRS") (other than the Company's 401(k) plan; provided that the Company's 401(k) plan was established after 1987, and provided further that the Company is not aware of any circumstances that would prevent the issuance of a favorable determination letter or that would cause the IRS to determine that the Company's 401(k) plan in operation was not tax qualified) and the Company and its subsidiaries are not aware of any circumstances likely to result in revocation of any such favorable determination letter; each Qualified Plan which is an "employee stock ownership plan" (as defined in Section 4975(e)(7) of the Code) has satisfied all of the applicable requirements of Sections 409 and 4975(e)(7) of the Code and the regulations thereunder; there is no pending or threatened litigation relating to any Employee Plan; there has been no announcement or legally binding commitment by the Company or its subsidiaries to create an additional Employee Plan, or to amend an Employee Plan except for amendments required by applicable law which do not materially increase the cost of such Employee Plan; and the Company and its subsidiaries do not have any obligations for retiree health and life benefits under any Employee Plan that cannot be amended or terminated without incurring any liability thereunder, except continuation coverage required under Sections 601 through 608 of ERISA. Except as specifically identified on Annex 4 and subject to the conditions, limitations and assumptions specified therein, the execution and delivery of this Agreement and the consummation of the transactions contemplated hereby will not result in any payment or series of payments by the Company or its subsidiaries to any person which is an "excess parachute payment" (as defined in Section 280G of the Code) under any Employee Plan, increase any benefits payable under any Employee Plan, or accelerate the time of payment or vesting of any such benefit. With respect to each Employee Plan, the Company has supplied to the Acquiror and Merger Sub a true and correct copy of (i) the most recent annual report on the applicable form of the Form 5500 series filed with the "IRS", (ii) such Employee Plan, including amendments thereto, (iii) each trust agreement and insurance contract relating to such Plan, including amendments thereto, (iv) the most recent summary plan description for such Employee Plan, including amendments thereto, if the Employee Plan is subject to Title I of ERISA, (v) the most recent actuarial report or valuation if such Employee Plan is a Pension Plan and (vi) the most recent determination letter issued by the IRS if such Company Benefit Plan is a Qualified Plan. Annex 4 contains a complete list of the Employee Plans.

                 (o) Title to Assets. Each of the Company and its subsidiaries has good and marketable title to its properties and assets (other than (i) property as to which it is lessee and (ii) real estate owned as a result of foreclosure, transfer in lieu of foreclosure or other transfer in satisfaction of a debtor's obligation previously contracted), except for such defects in title which would not, individually or in the aggregate, have a Material Adverse Effect.

                 (p) Knowledge as to Conditions. The Company knows of no reason why the approvals, consents and waivers of governmental authorities referred to in Section 5.1(b) should not be obtained without the imposition of any condition of the type referred to in the proviso thereto.

                 (q) Compliance with Laws. The Company and each of its subsidiaries has all permits, licenses, certificates of authority, orders and approvals of, and has made all filings, applications and registrations with, federal, state, local and foreign governmental or regulatory bodies that are required in order to permit it to carry on its business as it is presently conducted and the absence of which could, individually or in the aggregate, have a Material Adverse Effect on the Company; all such permits, licenses, certificates of authority, orders and approvals are in full force and effect, and, to the best knowledge of the Company, no suspension or cancellation of any of them is threatened.

                 (r) Fees. Other than financial advisory services performed for the Company by Alex. Brown & Sons Incorporated (in an amount and pursuant to an agreement both previously disclosed to the Acquiror), neither the Company nor any of its subsidiaries, nor any of their respective officers, directors, employees or agents, has employed any broker or finder or incurred any liability for any financial advisory fees, brokerage fees, commissions, or finder's fees, and no broker or finder has acted directly or indirectly for the Company or any of its subsidiaries, in connection with the Plan or the transactions contemplated hereby.

                 (s) Environmental Matters. (i) Except to the extent that the following, individually or in the aggregate, could not reasonably be expected to have a Material Adverse Effect:

                 (A) Each of the Company and its subsidiaries, the Participation Facilities, and the Loan Properties (each as defined below) are in compliance with all Environmental Laws (as defined below);

                 (B) To the knowledge of any employee of the Company or any of its subsidiaries, there is no suit, claim, action, demand, order, directive, investigation or proceeding pending or threatened, before any court, governmental agency or board or other forum against the Company or any of its subsidiaries, any Participation Facility or any Loan Property with respect to any Environmental Law or relating to the release or threatened release into the environment of any Hazardous Substance (as defined below);

                 (C) To the knowledge of any employee of the Company or any of its subsidiaries, there is no reasonable basis for any suit, claim, action, demand, directive or proceeding of a type described in Section 3.1(s)(i)(B);

                 (D) To the knowledge of any employee of the Company or any of its subsidiaries, the properties currently or formerly owned or operated by the Company are not contaminated with Hazardous Substances (as defined below); provided, however, that with respect to properties formerly owned or operated by the Company, such representation is limited to the period the Company owned or operated such properties; and

                 (E) To the knowledge of any employee of the Company or any of its subsidiaries, neither the Company nor any of its subsidiaries has received any notice, demand letter, order, directive or request for information from any governmental entity or any third party indicating that it may be in violation of, or liable under, any Environmental Law and there are no circumstances involving the Company, any of its subsidiaries, any Loan Property or any Participation Facility which will result in liability to the Company or its subsidiaries under any Environmental Law.

                 (ii) The following definitions apply for purposes of this
         Section 3.1(s): (w) "Loan Property" means any property in which the Company (or a subsidiary of the Company) holds a security interest or is an owner or operator of such property; (x) "Participation Facility" means any facility in which the Company (or a subsidiary of the Company) participates in the management (including all property held as trustee or in any other fiduciary or agency capacity) and, where required by the context, includes the owner or operator of such property, but only with respect to such property; (y) "Environmental Law" means any law, regulation, agency requirement, government interpretation, policy, order, decree, judgment, or judicial opinion as presently in effect relating to (A) the manufacture, transport, use, treatment, storage, recycling, disposal, release, threatened release or presence of Hazardous Substances or (B) relating to the preservation, restoration, or protection of the environment, natural resources or human health; and (z) "Hazardous Substances" means substances which are either: (A) listed, classified or regulated pursuant to any Environmental Law; (B) any petroleum products or by-products, asbestos containing material, polychlorinated biphenyls, radioactive materials or radon gas; or (C) any other matter to which exposure is prohibited, limited or regulated by any Environmental Law.

                 (t) Allowance. The allowance for possible loan losses shown on the Company's audited statement of financial condition as of December 31, 1993 was, and the allowance for possible loan losses shown on the statements of financial condition in the Company's Reports for periods ending after the date of this Plan will be, adequate, as of the date thereof, under generally accepted accounting principles applicable to banks and bank holding companies. The Company has disclosed to the Acquiror in writing prior to the date hereof the amounts of all loans, leases, advances, credit enhancements, other extensions of credit, commitments and interest-bearing assets of the Company and its subsidiaries that have been classified by any bank examiner (whether regulatory or internal) as "Other Loans Specially Mentioned", "Special Mention", "Substandard", "Doubtful", "Loss", "Classified", "Criticized", "Credit Risk Assets", "Concerned Loans" or words of similar import, and the Company shall promptly after the end of any month inform the Acquiror of any such classification arrived at any time after the date hereof. The Other Real Estate Owned ("OREO") included in any non-performing assets of the Company or any of its subsidiaries is carried net of reserves at the lower of cost or fair value based on current independent appraisals or current management appraisals provided however that "current" shall mean within the past 24 months, except, where the Company was not the lead participant, "current" shall mean appraisals provided as of the date selected by the lead participant.

                 (u) Antitakeover Provisions Inapplicable. (i) The Board of Directors of the Company has duly adopted an irrevocable and binding resolution as follows:

                           "RESOLVED, that pursuant to Section 3-603(c)(1)(ii)
                 of the Maryland General Corporation Law ("MGCL"), the Board of Directors of the Corporation for the specific purpose of establishing an irrevocable exemption from Section 3-602 of the MGCL hereby irrevocably exempts therefrom, and hereby approves thereunder, the entering into, and all of the transactions relating to and contemplated by, the agreement and plan of merger and the stock option agreement in substantially the form presented to this meeting of the Board of Directors of the Corporation to be entered into between First Fidelity Bancorporation, Annabel Lee Corporation and the Corporation."

                 (ii) The resolution referred to in subsection (i) is effective to exempt the Plan, the Option Agreement, the Merger and the transactions contemplated hereby and thereby from the provisions of the MGCL referred to therein and the Company has taken all action required to exempt each of the foregoing from any other Maryland antitakeover laws.

                 (v) Insurance. The Company and its subsidiaries are presently insured, and since December 31, 1992, have been insured, for reasonable amounts with financially sound and reputable insurance companies, against such risks as companies engaged in a similar business would, in accordance with good business practice, customarily be insured. All of the insurance policies and bonds maintained by the Company and its subsidiaries are in full force and effect, the Company and its subsidiaries are not in default thereunder and all material claims thereunder have been filed in due and timely fashion. In the best judgment of the Company's management, such insurance coverage is adequate.

                 (w) Books and Records. The books and records of the Company and each of its subsidiaries are maintained in accordance with applicable legal and accounting requirements and reflect in all material respects the substance of events and transactions that should be included therein.

                 (x) Corporate Documents. The Company has delivered to the Acquiror true and complete copies of (i) its articles of incorporation and by-laws and (ii) the articles and by-laws of the Company Bank.

                 (y) Liquidation Account. Neither the Thrift Merger nor the Merger will result in any payment or distribution payable out of the Liquidation Account of the Company Bank.

                 SECTION 3.2. Representations and Warranties of Acquiror and Merger Sub. Acquiror represents and warrants to the Company that, except as specifically disclosed in a letter of the Acquiror delivered to the Company prior to the execution hereof (and making specific reference to the Section of this Plan for which an exception is taken) or as disclosed herein or in any Annex hereto:

                 (a) Recitals True. The facts set forth in the Recitals of this Plan with respect to the Acquiror and the Merger Sub are true and correct.

                 (b) Corporate Organization and Qualification. Each of Acquiror and Merger Sub is a corporation duly incorporated, validly existing and in good standing under the laws of the States of New Jersey and Maryland, respectively, and is in good standing as a foreign corporation in each jurisdiction where the properties owned, leased or operated, or the business conducted, by it requires such qualification, except for such failure to qualify or be in such good standing which, when taken together with all other such failures, would not have a Material Adverse Effect (as defined in Section 8.1). Acquiror and Merger Sub each has the requisite corporate and other power and authority (including all federal, state, local and foreign governmental authorizations) to carry on its respective businesses as they are now being conducted and to own their respective properties and assets, except for such powers and authorizations the absence of which, either individually or in the aggregate, would not have a Material Adverse Effect.

                 (c) Corporate Authority. Each of Acquiror and Merger Sub has the requisite corporate power and authority and has taken all corporate action necessary in order to execute and deliver this Agreement and to consummate the transactions contemplated hereby. This Agreement is a valid and binding agreement of Acquiror and Merger Sub enforceable against Acquiror and Merger Sub in accordance with its terms.

                 (d) No Violations. The execution, delivery and performance of this Agreement by Acquiror and Merger Sub do not, and the consummation of the transactions contemplated hereby will not, constitute (i) a breach or violation of, or a default under, any law, rule or regulation or any judgment, decree, order, governmental permit or license, or agreement, indenture or instrument of Acquiror and Merger Sub or to which Acquiror and Merger Sub (or any of their respective properties) is subject, which breach, violation or default would have a Material Adverse Effect on Acquiror, or enable any person to enjoin the Merger or the Thrift Merger, (ii) a breach or violation of, or a default under, the certificate or articles of incorporation or by-laws of Acquiror or Merger Sub or (iii) a breach or violation of, or a default under (or an event which with due notice or lapse of time or both would constitute a default under), or result in the termination of, accelerate the performance required by, or result in the creation of any lien, pledge, security interest, charge or other encumbrance upon any of the properties or assets of Acquiror or Merger Sub under, any of the terms, conditions or provisions of any note, bond, indenture, deed of trust, loan agreement or other agreement, instrument or obligation to which Acquiror or Merger Sub is a party, or to which any of their respective properties or assets may be bound or affected, except for any of the foregoing that, individually or in the aggregate, would not have a Material Adverse Effect on Acquiror; and the consummation of the transactions contemplated hereby will not require any approval, consent or waiver under any such law, rule, regulation, judgment, decree, order, governmental permit or license or the approval, consent or waiver of any other party to any such agreement, indenture or instrument, other than (i) the required approvals, consents and waivers of governmental authorities referred to in Section 5.1(b), (ii) any such approval, consent or waiver that already has been obtained, and
         (iii) any other approvals, consents or waivers the absence of which, individually or in the aggregate, would not result in a Material Adverse Effect on Acquiror or enable any person to enjoin the Merger or the Thrift Merger.

                 (e) Access to Funds. Acquiror has, or on the Closing Date will have, all funds necessary to consummate the Merger and pay the aggregate Merger Consideration.

                 (f) Knowledge as to Conditions. Acquiror knows of no reason why the approvals, consents and waivers of governmental authorities referred to in Section 5.1(b) should not be obtained without the imposition of any condition of the type referred to in the provisos thereto.

                 (g) Banco Santander S.A. As of the date hereof, Banco Santander, S.A. is a bank holding company under the BHC Act and, immediately prior to the Effective Time, Banco Santander, S.A. will be a bank holding company under the BHC Act. As of the date hereof, Banco Santander, S.A. is not a savings and loan holding company under HOLA (as herein defined) and, immediately prior to the Effective Time, Banco Santander, S.A. will not be a savings and loan holding company under HOLA.

                             ARTICLE IV. COVENANTS

                 SECTION 4.1. Acquisition Proposals. The Company agrees that neither it nor any of its subsidiaries nor any of the respective officers and directors of the Company or its subsidiaries shall, and the Company shall direct and use its best efforts to cause its employees, agents and representatives (including, without limitation, any investment banker, attorney or accountant retained by it or any of its subsidiaries) not to, initiate, solicit or encourage, directly or indirectly, any enquiries or the making of any proposal or offer (including, without limitation, any proposal or offer to stockholders of the Company) with respect to a merger, consolidation or similar transaction involving, or any purchase of all or any significant portion of the assets or any equity securities of, the Company or any of its subsidiaries (any such proposal or offer being hereinafter referred to as an "Acquisition Proposal") or, except to the extent legally required for the discharge by the board of directors of its fiduciary duties as advised in writing by such board's counsel, engage in any negotiations concerning, or provide any confidential information or data to, or have any discussions with, any person relating to an Acquisition Proposal, or otherwise facilitate any effort or attempt to make or implement an Acquisition Proposal. The Company will immediately cease and cause to be terminated any existing discussions or negotiations with any parties conducted heretofore with respect to any of the foregoing. The Company will take the necessary steps to inform the appropriate individuals or entities referred to in the first sentence hereof of the obligations undertaken in this Section 4.1. The Company will notify the Acquiror immediately if any such inquiries or proposals are received by, any such information is requested from, or any such negotiations or discussions are sought to be initiated or continued with the Company and will enforce the terms of any confidentiality agreement with any other party.

                 SECTION 4.2. Certain Policies of the Company. At the request of the Acquiror prior to the Effective Time, the Company shall modify and change its loan, litigation and real estate valuation policies and practices (including loan classifications and levels of reserves) after the later of (i) the date on which all required approvals referred to in Section 5.1(b) are received and all applicable waiting periods in connection with such approvals expire and (ii) the date on which the Company receives the approval of its shareholders on the Merger and this Plan, so that such policies and practices will be consistent on a mutually satisfactory basis with those of the Acquiror and generally accepted accounting principles. The Company's representations, warranties and covenants contained in this Plan shall not be deemed to be untrue or breached in any respect for any purpose as a consequence of any modifications or changes undertaken solely on account of this Section 4.2. Acquiror agrees promptly to indemnify the Company for any losses or damages which it may incur as a result of the actions taken by the Company pursuant to this Section 4.2 in the event the Merger is not consummated, unless the failure to so consummate is primarily due to a material breach of any representation, warranty or covenant contained in this Plan by the Company.

                 SECTION 4.3. Employees. (a) Acquiror or any of its affiliates (including, without limitation, the Surviving Corporation) shall have the right (but not the obligation) to offer employment, as officers and employees of Acquiror, the Surviving Corporation or other affiliates of Acquiror immediately following the Effective Time, to any persons who are officers and employees of the Company immediately before the Effective Time. Acquiror or its affiliates, as the case may be, shall use their best efforts to identify, and offer employment opportunities to qualified, satisfactorily performing employees of the Company in positions for which such employees are qualified. Acquiror shall give, and shall cause its affiliates to give, priority consideration to all such employees vis-a-vis all individuals other than current employees of Acquiror and Acquiror's affiliates; provided, however, that employees of the Company and its subsidiaries shall rank on an equal footing with the current employees of Acquiror and its affiliates and any other entities that may in the future be acquired by Acquiror or its affiliates. To the extent that the employment of any employee of the Company is involuntarily terminated within six months after the Effective Time for any reason other than cause, such employee shall be entitled to receive outplacement services in accordance with Acquiror's normal practices and a severance payment equal to two weeks' pay for each full year of service with the Company and the Surviving Corporation, provided, however, that except as may be specifically provided in (d), below, under no circumstances shall any employee be entitled to more than a total of 26 weeks' pay in respect of such severance payment. For purposes for this Section 4.3, the determination of whether the employment of any employee is terminated for cause shall be made in accordance with Acquiror's or Acquiror's affiliates' normal employment practices.

                 (b) Each person employed by the Company prior to the Effective Time who remains an employee of the Surviving Corporation or its subsidiaries following the Effective Time (each a "Continued Employee") shall be entitled, as an employee of a subsidiary of Acquiror, to participate in whatever employee benefit plans, as defined in Section 3(3) of ERISA, or whatever nonqualified employee benefit plans or deferred compensation, stock option, bonus or incentive plans or other employee benefit or fringe benefit programs that may be in effect generally for employees of Acquiror's subsidiaries from time to time ("Acquiror's Plans"), if such Continued Employee shall be eligible or selected or selected for participation therein and otherwise shall not be participating in a similar plan which continues to be maintained by the Surviving Corporation and its subsidiaries. Continued Employees will be eligible to participate on the same basis as similarly situated employees of Acquiror or Acquiror's subsidiaries. All such participation shall be subject to such terms of such plans as may be in effect from time to time.

                 (c) Acquiror or Acquiror's subsidiaries shall, for purposes of vesting and for purposes of eligibility to begin participation with respect to Acquiror's Plans, cause each of Acquiror's Plans to be amended to recognize credit for each Continued Employee's terms of service with the Company and the Company's subsidiaries. Upon the Effective Time, or as soon as practicable thereafter, no further benefit accruals shall be provided under the Company's defined benefit pension plan, and each Continued Employee shall begin to accrue a benefit under Acquiror's defined benefit pension plan according to its terms. The Company agrees to assist with whatever action (not involving the payment of money) that is reasonably required (including issuance of a timely notice to employees under Section 204(h) of ERISA) to effectuate the foregoing.

                 (d) Acquiror agrees to cause Surviving Corporation to honor and continue to perform, without modification, all severance contracts for senior management employees of Company authorized and entered into by Company prior to the date of this Agreement and which have been provided by Company to Acquiror prior to the date of this Agreement and listed on Annex 4.

                 SECTION 4.4. Access and Information. Upon reasonable notice, the Company shall (and shall cause its subsidiaries to) afford to the Acquiror and its representatives (including, without limitation, directors, officers and employees of the Acquiror and its affiliates, and counsel, accountants and other professionals retained) such access during normal business hours throughout the period prior to the Effective Time to the books, records (including, without limitation, tax returns and work papers of independent auditors), properties and personnel and to such other information as the Acquiror may reasonably request; provided, however, that no investigation pursuant to this Section 4.4 shall affect or be deemed to modify any representation or warranty made herein. The Acquiror will not, and will cause its representatives not to, use any information obtained pursuant to this Section 4.4 for any purpose unrelated to the consummation of the transactions contemplated by this Plan. Subject to the requirements of law, the Acquiror will keep confidential, and will cause its representatives to keep confidential, all information and documents obtained pursuant to this Section 4.4 unless such information (i) was already known to the Acquiror, (ii) becomes available to the Acquiror from other sources not known by the Acquiror to be bound by a confidentiality obligation, (iii) is disclosed with the prior written approval of the Company or (iv) is or becomes readily ascertainable from published information or trade sources. In the event that this Plan is terminated or the transactions contemplated by this Plan shall otherwise fail to be consummated, each party shall promptly cause all copies of documents or extracts thereof containing information and data as to another party hereto to be returned to the party which furnished the same.

                 SECTION 4.5. Certain Filings, Consents and Arrangements. The Acquiror, Merger Sub and the Company shall, and the Company shall cause the Bank and the FSB to, (a) as soon as practicable make any filings and applications required to be filed in order to obtain all approvals, consents and waivers of governmental authorities necessary or appropriate for the consummation of the transactions contemplated hereby or by the Option Agreement, (b) cooperate with one another (i) in promptly determining what filings are required to be made or approvals, consents or waivers are required to be obtained under any relevant federal, state or foreign law or regulation and (ii) in promptly preparing any such filings, furnishing information required in connection therewith and seeking timely to obtain any such approvals, consents or waivers and (c) deliver to the other copies of the publicly available portions of all such filings and applications in preliminary form for comment prior to their filing and in final form promptly after they are filed. The Acquiror shall use its best efforts to cause Banco Santander, S.A. to comply with the provisions of Section 6.05 of the Investment Agreement, dated as of March 18, 1991, between the Acquiror and Banco Santander, S.A. to participate and join with Acquiror in taking the action required thereunder, and Acquiror will seek specific performance thereof pursuant to Section 12.08 thereof, and in the event that the Merger is not consummated primarily as a result of a failure by Banco Santander, S.A. to join with Acquiror in any action required under Section 6.05 thereof, Acquiror shall seek to be compensated for the amount of Acquiror's damages resulting from such failure and shall pay over to the Company the amount of any payment for such damages actually received by the Acquiror from Banco Santander, S.A.

                 SECTION 4.6. Antitakeover Statutes. The Company shall take all reasonable steps requested by the Acquiror (i) to exempt the Company and the Plan from the requirements of any state antitakeover law by action of its board of directors or otherwise and (ii) to assist at the Acquiror's expense in any challenge by the Acquiror to the applicability to the Merger of any state antitakeover law.

                 SECTION 4.7. Indemnification; Directors' and Officers' Insurance. (a) From and after the Effective Time through the sixth anniversary of the Effective Date, the Acquiror and the Surviving Corporation agree to indemnify and hold harmless each present and former director and officer of the Company or its subsidiaries and each officer or employee of the Company or its subsidiaries who is serving or has served as a director or trustee of another entity expressly at the Company's request or direction, determined as of the Effective Time (the "Indemnified Parties"), against any costs or expenses (including reasonable attorneys' fees), judgments, fines, losses, claims, damages or liabilities (collectively, "Costs") incurred in connection with any claim, action, suit, proceeding or investigation, whether civil, criminal, administrative or investigative, arising out of matters existing or occurring at or prior to the Effective Time, whether asserted or claimed prior to, at or after the Effective Time, to the fullest extent that the Company would have been permitted under Maryland law and its articles of incorporation or by-laws in effect on the date hereof to indemnify such person (and the Acquiror or the Surviving Corporation shall also advance expenses as incurred to the fullest extent permitted under applicable law and its articles of incorporation and by-laws provided the person to whom expenses are advanced provides a written affirmation of the person's good faith belief that the standard of conduct necessary for indemnification by the Company pursuant to the MGCL has been met and the person's undertaking to repay such advances if it is ultimately determined that such person is not entitled to indemnification).

                 (b) Any Indemnified Party wishing to claim indemnification under Section 4.7(a), upon learning of any such claim, action, suit, proceeding or investigation, shall promptly notify the Acquiror and the Surviving Corporation thereof, but the failure to so notify shall not relieve the Acquiror or the Surviving Corporation of any liability it may have to such Indemnified Party if such failure does not materially prejudice the indemnifying party. In the event of any such claim, action, suit, proceeding or investigation (whether arising before or after the Effective Time), (i) the Acquiror or the Surviving Corporation shall have the right to assume the defense thereof and neither the Acquiror nor the Surviving Corporation shall be liable to such Indemnified Parties for any legal expenses of other counsel or any other expenses subsequently incurred by such Indemnified Parties in connection with the defense thereof, except that if neither the Acquiror nor the Surviving Corporation elects to assume such defense or counsel for the Indemnified Parties advises that there are issues which raise conflicts of interest between the Acquiror or the Surviving Corporation and the Indemnified Parties, the Indemnified Parties may retain counsel satisfactory to them, and the Acquiror or the Surviving Corporation shall pay the reasonable fees and expenses of such counsel for the Indemnified Parties promptly as statements therefor are received; provided, however, that the Acquiror and the Surviving Corporation shall be obligated pursuant to this paragraph (b) to pay for only one firm of counsel for all Indemnified Parties in any jurisdiction unless the use of one counsel for such Indemnified Parties would present such counsel with a conflict of interest (ii) the Indemnified Parties will cooperate in the defense of any such matter and
(iii) neither the Acquiror nor the Surviving Corporation shall be liable for any settlement effected without its prior written consent; and provided further that neither the Acquiror nor the Surviving Corporation shall have any obligation hereunder to any Indemnified Party when and if a court of competent jurisdiction shall ultimately determine, and such determination shall have become final and nonappealable, that the indemnification of such Indemnified Party in the manner contemplated hereby is prohibited by applicable law.

                 (c) For a period of six years after the Effective Time, the Acquiror shall use all reasonable efforts to cause to be maintained in effect the current policies of directors' and officers' liability insurance maintained by the Company (provided that the Acquiror may substitute therefor policies of comparable coverage with respect to claims arising from facts or events which occurred before the Effective Time); provided, however, that in no event shall the Acquiror be obligated to expend, in order to maintain or provide insurance coverage pursuant to this Subsection 4.7(c), any amount per annum in excess of 200% of the amount of the annual premiums paid as of the date hereof by the Company for such insurance (the "Maximum Amount"). If the amount of the annual premiums necessary to maintain or procure such insurance coverage exceeds the Maximum Amount, the Acquiror shall use all reasonable efforts to maintain the most advantageous policies of directors' and officers' insurance obtainable for an annual premium equal to the Maximum Amount.

                 SECTION 4.8. Additional Agreements. Subject to the terms and conditions herein provided, each of the parties hereto agrees to use all reasonable efforts to take promptly, or cause to be taken promptly, all actions and to do promptly, or cause to be done promptly, all things necessary, proper or advisable under applicable laws and regulations to consummate and make effective the transactions contemplated by this Plan as promptly as practicable, including using efforts to obtain all necessary actions or non-actions, extensions, waivers, consents and approvals from all applicable governmental entities, effecting all necessary registrations, applications and filings (including, without limitation, filings under any applicable state securities laws) and obtaining any required contractual consents and regulatory approvals.

                 SECTION 4.9. Publicity. The initial press release announcing this Plan shall be a joint press release and thereafter the Company and the Acquiror shall consult with each other in issuing any press releases with respect to the other or the transactions contemplated hereby and in making any filings with any governmental entity or with any national securities exchange with respect thereto.

                 SECTION 4.10. Proxy Statement. As soon as practicable after the date hereof, the Company shall prepare a proxy statement to take shareholder action on the Merger and this Agreement (the "Proxy Statement"), file it with the SEC, respond to comments of the Staff of the SEC, clear the Proxy Statement with the Staff of the SEC and promptly thereafter mail the Proxy Statement to all holders of record (as of the applicable record date) of shares of Company Common Stock. The Company represents and covenants that the Proxy Statement and any amendment or supplement thereto (other than as to information furnished by the Acquiror for inclusion therein), at the date of mailing to shareholders of the Company and the date of the meeting of the Company's shareholders to be held in connection with the Merger, will be in compliance with all relevant rules and regulations of the SEC and will not contain any untrue statement of a material fact or omit to state any material fact required to be stated or necessary in order to make the statements therein, in light of the circumstances under which they were made, not misleading. The Acquiror and the Company shall cooperate with each other in the preparation of the Proxy Statement.

                 SECTION 4.11. Shareholders' Meeting. The Company shall take all action necessary, in accordance with applicable law and its articles of incorporation and by-laws, to convene a meeting of the holders of Company Common Stock (the "Company Meeting") as promptly as practicable after June 15, 1994 for the purpose of considering and taking action required by this Plan. Except to the extent legally required for the discharge by the board of directors of its fiduciary duties as advised in writing by such board's counsel, the board of directors of the Company shall recommend that the holders of the Company Common Stock vote in favor of and approve the Merger and adopt this Plan at the Company Meeting.

                 SECTION 4.12. Notification of Certain Matters. Each party shall give prompt notice to the others of: (a) any notice of, or other communication relating to, a default or event that, with notice or lapse of time or both, would become a default, received by it or any of its subsidiaries subsequent to the date of this Plan and prior to the Effective Time, under any contract material to the financial condition, properties, businesses or results of operations of the Company and its subsidiaries taken as a whole to which the Company or any of its subsidiaries is a party or is subject; and (b) any change which has a Material Adverse Effect. Each of the Company, the Acquiror and Merger Sub shall give prompt notice to the other party of any notice or other communication from any third party alleging that the consent of such third party is or may be required in connection with the transactions contemplated by this Agreement.

                 SECTION 4.13. Outstanding Debt. Prior to the Effective Date, the Company shall (i) effect the redemption of the entire outstanding principal amount of the Convertible Subordinated Debentures pursuant to the terms of the related indenture and (ii) seek to repurchase the entire outstanding principal amount of Capital Notes of the Company on such terms and conditions as shall be acceptable to the Acquiror. Prior to the Company effecting such redemption or making such repurchase, Acquiror, upon request of the Company, shall extend a loan to the Company in an amount sufficient to cover such redemption and repurchase, for three years at a 6 3/4% annual interest rate on an unsecured basis and with and upon such other commercially reasonable terms to be determined by the Acquiror and the Company at the time of the borrowing.


                     ARTICLE V. CONDITIONS TO CONSUMMATION

                 SECTION 5.1. Conditions to All Parties' Obligations. The respective obligations of the Acquiror, Merger Sub and the Company to effect the transactions referred to in Section 1.5 and the Merger shall be subject to the satisfaction or waiver prior to the Effective Time of the following conditions:

                 (a) The Plan and the transactions contemplated hereby shall have been approved by the requisite vote of the shareholders of the Company in accordance with applicable law.

                 (b) Banco Santander, S.A., the Acquiror, Merger Sub, the Company, the Bank and the FSB shall have procured the required approvals, consents or waivers for the transactions contemplated hereby
         (i) by the Office of Thrift Supervision (the "OTS"), (ii) by the FDIC,
         (iii) by the Federal Reserve Board and (iv) by the Commissioner, and all applicable statutory waiting periods shall have expired; and the parties and other participants in the transactions contemplated hereby shall have procured all other regulatory approvals, consents or waivers of governmental authorities or other persons that are necessary or appropriate to the consummation of the transactions contemplated by the Plan; provided, however, that no approval, consent or waiver referred to in this Section 5.1(b) shall be deemed to have been received if it shall include any condition or requirement that, individually or in the aggregate, would (i) result in a Material Adverse Effect on the Acquiror or (ii) would reduce the benefits of the transactions contemplated by the Plan to the Acquiror in so significant and material a manner that the Acquiror, in its good faith reasonable judgment, would not have entered into this Plan had such condition or requirement been known at the date hereof.

                 (c) All other requirements prescribed by law which are necessary to the consummation of the transactions contemplated by this Plan shall have been satisfied.

                 (d) No party hereto shall be subject to any order, decree or injunction of a court or agency of competent jurisdiction which enjoins or prohibits the consummation of the Merger or any other transaction contemplated by this Plan, and no litigation or proceeding shall be pending against the Acquiror or the Company or any of their subsidiaries brought by any governmental agency seeking to prevent consummation of the transactions contemplated hereby.

                 (e) No statute, rule, regulation, order, injunction or decree shall have been enacted, entered, promulgated, interpreted or enforced by any governmental authority or court which prohibits, restricts or makes illegal consummation of the Merger or any other transaction contemplated by this Plan.

                 SECTION 5.2. Conditions to Obligations of the Acquiror and Merger Sub. The obligations of the Acquiror and Merger Sub to effect the Merger shall be subject to the satisfaction or waiver prior to the Effective Time of the following additional conditions:

                 (a) The Acquiror shall have received from the Company's independent certified public accountants "cold comfort" letters, dated
         (i) within five business days prior to the date of the mailing of the Proxy Statement to the Company's shareholders and (ii) shortly prior to the Effective Date, with respect to certain financial information regarding the Company in the form customarily issued by such accountants at such time in transactions of this type.

                 (b) Each of the representations and warranties of the Company contained in this Plan and the Option Agreement shall have been true and correct on the date hereof and shall be true and correct on the Effective Date (or on the date when made in the case of any representation or warranty which specifically relates to an earlier date or period); provided, however, that for purposes of this Section 5.2(b) a representation or warranty shall only fail to be true and correct on the Effective Date if it has not been waived and if the failure of any such representation or warranty to be true and correct has or constitutes, or is likely to have or constitute, either individually or in the aggregate with other representations or warranties, a Material Adverse Effect; the Company shall have performed, in all material respects, each of its covenants and agreements contained in this Plan and the Option Agreement; and the Acquiror shall have received a certificate signed by the Chief Executive Officer and the Chief Financial Officer of the Company, dated the Effective Date, to the foregoing effect.

                 (c) The Company shall have effected the redemption of the entire outstanding principal amount of its Convertible Subordinated Debentures.

                 (d) The Thrift Merger shall have occurred, the Company shall no longer be a bank holding company for purposes of the BHC Act and the Company shall have become a savings and loan holding company under the Home Owners' Loan Act of 1933, as amended ("HOLA").

                 SECTION 5.3. Conditions to the Obligation of the Company. The obligation of the Company to effect the Merger shall be subject to the satisfaction or waiver prior to the Effective Time of the following additional conditions:

                 (a) Each of the representations, warranties and covenants of the Acquiror and Merger Sub contained in this Plan shall have been true and correct on the date hereof and shall be true and correct on the Effective Date (or on the date when made in the case of any representation or warranty which specifically relates to an earlier date); provided, however, that for purposes of this Section 5.3(a) a representation or warranty shall only fail to be true and correct on the Effective Date if the failure of any such representation or warranty to be true and correct has or constitutes, or is likely to have or constitute, either individually or in the aggregate with other representations or warranties, a Material Adverse Effect; the Acquiror and Merger Sub shall have performed, in all material respects, each of its covenants and agreements contained in this Plan; and the Company shall have received certificates signed by the Vice Chairman and Chief Financial Officer of the Acquiror, dated the Effective Date, to the foregoing effect.


                            ARTICLE VI. TERMINATION

                 SECTION 6.1. Termination. This Plan may be terminated, and the Merger abandoned, prior to the Effective Date, either before or after its approval by the shareholders of the Company and the Acquiror:

                 (a) by the mutual consent of the Acquiror and the Company, if the board of directors of each so determines by vote of a majority of the members of its entire board;

                 (b) by the Acquiror or the Company, if its board of directors so determines by vote of a majority of the members of its entire board, in the event of (i) the failure of the shareholders of the Company to approve the Plan at its meeting called to consider such approval, or
         (ii) a material breach by the other party hereto of any representation, warranty, covenant or agreement contained herein (or, in the case of the Company, in the Option Agreement) which is not cured or not curable within 30 days after written notice of such breach is given to the party committing such breach by the other party, if such breach would have a Material Adverse Effect;

                 (c) by the Acquiror or the Company by written notice to the other party if either (i) any approval, consent or waiver of a governmental authority required to permit consummation of the transactions contemplated hereby shall have been denied or (ii) any governmental authority of competent jurisdiction shall have issued a final, unappealable order enjoining or otherwise prohibiting consummation of the transactions contemplated by this Plan;

                 (d) by the Acquiror or the Company, if its board of directors so determines by vote of a majority of the members of its entire board, in the event that the Merger is not consummated by March 31, 1995, unless the failure to so consummate by such time is primarily due to a material breach of any representation, warranty or covenant contained in this Plan by the party seeking to terminate; or

                 (e) by the Acquiror by written notice to the Company before the close of business on the day immediately following the date hereof, if the Option Agreement shall not yet have been entered into.

                 SECTION 6.2. Effect of Termination. In the event of the termination of this Plan by either the Acquiror or the Company, as provided above, this Plan shall thereafter become void and, subject to the provisions of
Section 8.2, there shall be no liability on the part of any party hereto or their respective officers or directors, except that any such termination shall be without prejudice to the rights of any party hereto arising out of any willful and material breach by any other party of any covenant or any willful and material misrepresentation contained in this Plan.


                 ARTICLE VII. EFFECTIVE DATE AND EFFECTIVE TIME

                 SECTION 7.1. Effective Date and Effective Time. On the later of
(i) October 31, 1994, (ii) a business day designated by the Acquiror within ten business days after the receipt of all required regulatory approvals and the expiration of all applicable waiting periods in connection with such approvals occurs and all conditions to the consummation of this Plan are satisfied or waived, or (iii) on such later date as may be agreed by the parties, articles of merger shall be executed in accordance with all appropriate legal requirements and shall be filed as required by law, and the Merger provided for herein shall become effective upon such filing or on such date as may be specified in such articles of merger. The date of such filing or such later effective date is herein called the "Effective Date". The "Effective Time" of the Merger shall be as set forth in or provided by such articles of merger.


                          ARTICLE VIII. OTHER MATTERS

                 SECTION 8.1. Certain Definitions; Interpretation. As used in this Plan, the following terms shall have the meanings indicated:

                 "material" means material to the Acquiror or the Company (as the case may be) and its respective subsidiaries, taken as a whole.

                 "Material Adverse Effect", with respect to a person, means any condition, event, change or occurrence that is reasonably likely to have a material adverse effect upon (A) the financial condition, properties, business or results of operations of such person and its subsidiaries, taken as a whole (other than as a result of (i) changes in laws or regulations or accounting rules of general applicability or interpretations thereof, (ii) decreases in capital under Financial Accounting Standards No. 115 attributable to general increases in interest rates or (iii) any reclassification of loans, write downs of real estate owned or loan loss reserves taken pursuant to a specific written request of Acquiror (which Company agrees to comply with) or
         (B) the ability of such person to perform its obligations under, and to consummate the transactions contemplated by, this Plan and, in the case of the Company, the Option Agreement.

                 "person" includes an individual, corporation, partnership, association, trust or unincorporated organization.

                 "Subsidiary", with respect to a person, means any other person controlled by such person.

When a reference is made in this Plan to Sections or Annexes, such reference shall be to a Section of, or Annex to, this Plan unless otherwise indicated. The table of contents, tie sheet and headings contained in this Plan are for ease of reference only and shall not affect the meaning or interpretation of this Plan. Whenever the words "include", "includes", or "including" are used in this Plan, they shall be deemed followed by the words "without limitation". Any singular term in this Plan shall be deemed to include the plural, and any plural term the singular.

                 SECTION 8.2. Survival. Only those agreements and covenants of the parties that are by their terms applicable in whole or in part after the Effective Time shall survive the Effective Time. All other representations, warranties, agreements and covenants shall be deemed to be conditions of the Plan and shall not survive the Effective Time. If the Plan shall be terminated, the agreements of the parties in the last three sentences of Section 4.4, the last sentence of Section 4.5, Section 6.2 and Section 8.6 shall survive such termination.

                 SECTION 8.3. Waiver. Prior to the Effective Time, any provision of this Plan may be: (i) waived by the party benefitted by the provision; or
(ii) amended or modified at any time (including the structure of the transaction) by an agreement in writing between the parties hereto authorized by their respective boards of directors, except that, after the vote by the shareholders of the Company, no amendment may be made that would contravene any applicable law.

                 SECTION 8.4. Counterparts. This Plan may be executed in counterparts each of which shall be deemed to constitute an original, but all of which together shall constitute one and the same instrument.

                 SECTION 8.5. Governing Law. This Plan shall be governed by, and interpreted in accordance with, the laws of the State of Maryland.

                 SECTION 8.6. Expenses. Each party hereto will bear all expenses incurred by it in connection with this Plan and the transactions contemplated hereby, except printing expenses which shall be shared equally.

                 SECTION 8.7. Notices. All notices, requests, acknowledgements and other communications hereunder to a party shall be in writing and shall be deemed to have been duly given when delivered by hand, telecopy, telegram or telex (confirmed in writing) to such party at its address set forth below or such other address as such party may specify by notice to the other party hereto.

                 If to the Company, to:

                           Baltimore Bancorp
                           120 E. Baltimore Street
                           (25th Floor)
                           Baltimore, Maryland  21203
                           Telecopy:  (410) 576-0695

                           Attention:    James A. Gast, Esq.
                                         Vice President and Corporate Counsel

                           With copies to:

                           Charles E. Allen, Esq.
                           Hogan & Hartson L.L.P.
                           Columbia Square
                           555 13th Street, N.W.
                           Washington D.C. 20004
                           Telecopy:  (202) 637-5910

                 If to the Acquiror or Merger Sub, to:

                           First Fidelity Bancorporation
                           550 Broad Street
                           Newark, New Jersey 07102
                           Telecopy:  (201) 565-2985

                           Attention:    Wolfgang Schoellkopf
                                         Vice-Chairman and Chief
                                           Financial Officer

                           With copies to:

                           James L. Mitchell, Esq.
                           First Fidelity Bancorporation
                           550 Broad Street
                           Newark, New Jersey 07102
                           Telecopy:  (201) 565-2985

                           and

                           H. Rodgin Cohen, Esq.
                           Mark J. Menting, Esq.
                           Sullivan & Cromwell
                           125 Broad Street
                           New York, New York  10004
                           Telecopy:  (212) 558-3588


                 SECTION 8.8. Entire Agreement; Etc. This Plan, together with the Option Agreement, represents the entire understanding of the parties hereto with reference to the transactions contemplated hereby and supersedes any and all other oral or written agreements heretofore made. All terms and provisions of the Plan shall be binding upon and shall inure to the benefit of the parties hereto and their respective successors and assigns. Except as to Section 4.7, nothing in this Plan is intended to confer upon any other person any rights or remedies of any nature whatsoever under or by reason of this Plan.

                 SECTION 8.9. Assignment. This Plan may not be assigned by any party hereto without the written consent of the other parties.


                 IN WITNESS WHEREOF, the parties hereto have caused this Plan to be executed by their duly authorized officers as of the day and year first above written.


                                     FIRST FIDELITY BANCORPORATION



                                     By:  /s/ James L. Mitchell
                                         -----------------------
                                          James L. Mitchell
                                          Executive Vice President, General
                                            Counsel and Secretary


                                     ANNABEL LEE CORPORATION



                                      By:  /s/ James L. Mitchell
                                          -----------------------
                                           James L. Mitchell
                                           President


                                      BALTIMORE BANCORP



                                      By:  /s/ Edwin F. Hale, Sr.
                                          -----------------------
                                           Edwin F. Hale, Sr.
                                           Chairman and Chief Executive
                                             Officer

                  Confidental, For Use of the Commission Only.

                                                                     APPENDIX B


                               FORM OF LETTER OF
                        ALEX. BROWN & SONS INCORPORATED

                                                            September ___, 1994

The Board of Directors
Baltimore Bancorp
The Bank of Baltimore Building
120 East Baltimore Street
Baltimore, MD  21202

Dear Madame and Sirs:

                 You have requested our opinion as to the fairness from a financial point of view to the holders of the outstanding shares of common stock, having a par value of $5.00 per share (the "Common Stock") of Baltimore Bancorp (the "Company") of the consideration to be received by the Company's shareholders pursuant to the Agreement and Plan of Merger dated as of March 21, 1994, as amended September __, 1994, between First Fidelity Bancorporation ("First Fidelity") and the Company (the "Merger"). Pursuant to the Merger, each of the shares of Common Stock will receive $20.75 in cash (the "Merger Consideration").

                 Alex. Brown & Sons Incorporated, as a customary part of its investment banking business, is engaged in the valuation of businesses and their securities in connection with mergers and acquisitions, negotiated underwritings, private placements and valuations for estate, corporate and other purposes. We have acted as financial advisor to the Board of Directors of the Company in connection with the transaction described above and will receive a fee for our services, a significant portion of which is contingent upon the consummation of the transaction contemplated by the Merger. Alex. Brown & Sons Incorporated maintains a market in the Common Stock and regularly publishes research reports regarding the financial services industry and the businesses and securities of publicly owned companies in that industry, including the Company.

                 In connection with this opinion, we have reviewed certain publicly available financial information concerning the Company and First Fidelity and certain internal financial analyses and other information furnished to us by the Company. We have also held discussions with members of the Company's senior management regarding the business and prospects of the Company. In addition, we have (i) reviewed the reported price and trading activity for the shares of Common Stock, (ii) compared certain financial and stock market information for the Company with similar information for certain comparable companies whose securities are publicly traded, (iii) reviewed the Merger and compared the financial terms of the Merger with those of certain recent business combinations in the commercial banking industry which we deemed comparable in whole or in part and (iv) performed such other studies and analyses and considered such other factors as we deemed appropriate.

                 We have not independently verified the information described above and for purposes of this opinion have assumed the accuracy, completeness and fairness thereof. With respect to information relating to the prospects of the Company, we have assumed that such information reflects the best currently available estimates and judgments of the management of the Company as to the likely future financial performance of the Company. In addition, we have not made an independent evaluation or appraisal of the assets or liabilities of the Company, nor have we been furnished with any such evaluation or appraisal. Our opinion is based on market, economic and other conditions as they exist and can be evaluated as of the date of this letter.

                 Based upon and subject to the foregoing, it is our opinion that, as of the date of this letter, the Merger Consideration is fair, from a financial point of view, to the holders of shares of Common Stock.

                                                Very truly yours,

                                                ALEX. BROWN & SONS INCORPORATED


                                                By: ___________________________

                 Confidential, For Use of the Commission Only.

                                                                     APPENDIX C

                                                                 CONFORMED COPY

THE TRANSFER OF THE OPTION GRANTED BY THIS AGREEMENT IS SUBJECT TO
      RESALE RESTRICTIONS ARISING UNDER THE SECURITIES ACT OF 1933,
      AS AMENDED.


                             STOCK OPTION AGREEMENT

                 STOCK OPTION AGREEMENT, dated as of the 22nd day of March, 1994 (this "Agreement"), between First Fidelity Bancorporation, a New Jersey corporation ("Grantee"), and Baltimore Bancorp, a Maryland corporation ("Issuer").

                                  WITNESSETH:

                 WHEREAS, Grantee and Issuer have entered into an Agreement and Plan of Merger, dated as of the 21st day of March, 1994 (the "Plan"), which was executed by the parties hereto prior to the execution of this Agreement; and

                 WHEREAS, as a condition and inducement to Grantee's entering into the Plan and in consideration therefor, Issuer has agreed to grant Grantee the Option (as defined below);

                 NOW, THEREFORE, in consideration of the foregoing and the mutual covenants and agreements set forth herein and in the Plan, the parties hereto agree as follows:

                 SECTION 1. Issuer hereby grants to Grantee an unconditional, irrevocable option (the "Option") to purchase, subject to the terms hereof, up to 3,300,000 fully paid and nonassessable shares of Common Stock, par value $5.00 per share ("Common Stock"), of Issuer at a price per share equal to the average of the low and high reported sale prices per share on the New York Stock Exchange Composite Transactions Tape (the "Tape") on the first full trading day after the announcement of the Plan (the "Initial Price"); provided, however, that in the event Issuer issues or agrees to issue (other than pursuant to options or other agreements to issue Common Stock in effect as of the date hereof and employee and director stock options issued in the ordinary course of business) any shares of Common Stock at a price less than the Initial Price (as adjusted pursuant to Section 5(b)), such price shall be equal to such lesser price (such price, as adjusted as hereinafter provided, the "Option Price"). The number of shares of Common Stock that may be received upon the exercise of the Option and the Option Price are subject to adjustment as herein set forth.

                 SECTION 2. (a) Grantee may exercise the Option, in whole or part, at any time and from time to time following the occurrence of a Purchase Event (as defined below); provided that the Option shall terminate and be of no further force and effect upon the earliest to occur of (i) the time immediately prior to the Effective Time, (ii) 12 months after the first occurrence of a Purchase Event, (iii) 12 months after the termination of the Plan following the occurrence of a Preliminary Purchase Event (as defined below), (iv) termination of the Plan in accordance with the terms thereof prior to the occurrence of a Purchase Event or a Preliminary Purchase Event (other than a termination of the Plan by Grantee pursuant to Section 6.1(b)(ii) thereof), (v) 12 months after the termination of the Plan by Grantee pursuant to Section 6.1(b)(ii) thereof as a result of any willful and material breach of the Plan or (vi) 4 months after the termination of the Plan by Grantee otherwise pursuant to Section 6.1(b)(ii) thereof other than as a result of a willful and intentional breach. The events described in clauses (i) - (vi) in the preceding sentence are hereinafter collectively referred to as an "Exercise Termination Event."

                 (b) The term "Preliminary Purchase Event" shall mean any of the following events or transactions occurring after the date hereof:

                 (i) Issuer or any of its subsidiaries (each an "Issuer Subsidiary") without having received Grantee's prior written consent, shall have entered into an agreement to engage in an Acquisition Transaction (as defined below) with any person (the term "person" for purposes of this Agreement having the meaning assigned thereto in Sections 3(a)(9) and 13(d)(3) of the Securities Exchange Act of 1934 (the "Securities Exchange Act"), and the rules and regulations thereunder) other than Grantee or any of its subsidiaries (each a "Grantee Subsidiary") or the Board of Directors of Issuer shall have recommended that the shareholders of Issuer approve or accept any Acquisition Transaction with any person other than Grantee or any Grantee Subsidiary. For purposes of this Agreement, "Acquisition Transaction" shall mean (x) a merger or consolidation, or any similar transaction, involving Issuer or any of Issuer's material subsidiaries ("Material Subsidiaries"), (y) a purchase, lease or other acquisition of all or substantially all of the assets of Issuer or any Material Subsidiary or (z) a purchase or other acquisition (including by way of merger, consolidation, share exchange or otherwise) of securities representing 10% or more of the voting power of Issuer or a Material Subsidiary; provided that the term "Acquisition Transaction" does not include any internal merger or consolidation involving only Issuer and/or Issuer Subsidiaries;

                 (ii) Any person (other than Grantee or any Grantee Subsidiary) shall have acquired ownership or control of, or the right to vote, 10% or more of the outstanding shares of Common Stock;

                 (iii) Any person other than Grantee or any Grantee Subsidiary shall have made a bona fide proposal to Issuer or its shareholders, by public announcement or written communication that is or becomes the subject of public disclosure, to engage in an Acquisition Transaction (including, without limitation, any situation in which any person other than Grantee or any subsidiary of Grantee shall have commenced (as such term is defined in Rule 14d-2 under the Exchange Act), or shall have filed a registration statement under the Securities Act of 1933, as amended (the "Securities Act"), with respect to, a tender offer or exchange offer to purchase any shares of Issuer Common Stock such that, upon consummation of such offer, such person would own or control 10% or more of the then outstanding shares of Issuer Common Stock (such an offer being referred to herein as a "Tender Offer" or an "Exchange Offer", respectively));

                 (iv) After a bona fide proposal is made by a third party to Issuer or publicly to its shareholders to engage in an Acquisition Transaction, Issuer shall have materially breached any covenant or obligation contained in the Plan and such breach would entitle Grantee to terminate the Plan or the holders of Issuer Common Stock shall not have approved the Plan at the meeting of such stockholders held for the purpose of voting on the Plan, such meeting shall not have been held or shall have been canceled prior to termination of the Plan or Issuer's Board of Directors shall have withdrawn or modified in a manner adverse to Grantee the recommendation of Issuer's Board of Directors with respect to the Plan; or

                 (v) Any person other than Grantee or any Grantee Subsidiary, other than in connection with a transaction to which Grantee has given its prior written consent, shall have filed an application or notice with the Board of Governors of the Federal Reserve System (the "Federal Reserve Board") or other governmental authority or regulatory or administrative agency or commission (each, a "Governmental Authority") for approval to engage in an Acquisition Transaction.

                 (c) The term "Purchase Event" shall mean either of the following events or transactions occurring after the date hereof:

                 (i) The acquisition by any person other than Grantee or any Grantee Subsidiary of ownership or control of, or the right to vote (other than on behalf of the Issuer), 25% or more of the then outstanding Common Stock; or

                 (ii) The occurrence of a Preliminary Purchase Event described in Section 2(b)(i) except that the percentage referred to in clause (z) shall be 25%.

                 (d) Issuer shall notify Grantee promptly in writing of the occurrence of any Preliminary Purchase Event or Purchase Event; provided, however, that the giving of such notice by Issuer shall not be a condition to the right of Grantee to exercise the Option.

                 (e) In the event that Grantee is entitled to and wishes to exercise the Option, it shall send to Issuer a written notice (the "Option Notice" and the date of which being hereinafter referred to as the "Notice Date") specifying (i) the total number of shares of Common Stock it will purchase pursuant to such exercise and (ii) the time (which shall be on a business day that is not less than three nor more than ten business days from the Notice Date) on which the closing of such purchase shall take place (the "Closing Date"); such closing to take place at the principal office of the Issuer; provided, that, if prior notification to or approval of the Federal Reserve Board or any other Governmental Authority is required in connection with such purchase (each, a "Notification" or an "Approval," as the case may be), (a) Grantee shall promptly file the required notice or application for approval ("Notice/Application"), (b) Grantee shall expeditiously process the Notice/Application and (c) for the purpose of determining the Closing Date pursuant to clause (ii) of this sentence, the period of time that otherwise would run from the Notice Date shall instead run from the later of (x) in connection with any Notification, the date on which any required notification periods have expired or been terminated and (y) in connection with any Approval, the date on which such approval has been obtained and any requisite waiting period or periods shall have expired. For purposes of Section 2(a), any exercise of the Option shall be deemed to occur on the Notice Date relating thereto. On or prior to the Closing Date, Grantee shall have the right to revoke its exercise of the Option in the event that the transaction constituting a Purchase Event that gives rise to such right to exercise shall not have been consummated.

                 (f) At the closing referred to in Section 2(e), Grantee shall pay to Issuer the aggregate purchase price for the number of shares of Common Stock specified in the Option Notice in immediately available funds by wire transfer to a bank account designated by Issuer; provided, however, that failure or refusal of Issuer to designate such a bank account shall not preclude Grantee from exercising the Option.

                 (g) At such closing, simultaneously with the delivery of immediately available funds as provided in Section 2(f), Issuer shall deliver to Grantee a certificate or certificates representing the number of shares of Common Stock specified in the Option Notice and, if the Option should be exercised in part only, a new Option evidencing the rights of Grantee thereof to purchase the balance of the shares of Common Stock purchasable hereunder.

                 (h) Certificates for Common Stock delivered at a closing hereunder shall be endorsed with a restrictive legend substantially as follows:

                  The transfer of the shares represented by this certificate is subject to resale restrictions arising under the Securities Act of 1933, as amended, and applicable state securities laws and to certain provisions of an agreement between First Fidelity Bancorporation and Baltimore Bancorp ("Issuer") dated as of the 22nd day of March, 1994. A copy of such agreement is on file at the principal office of Issuer and will be provided to the holder hereof without charge upon receipt by Issuer of a written request therefor.

It is understood and agreed that: (i) the reference to the resale restrictions of the Securities Act in the above legend shall be removed by delivery of substitute certificate(s) without such reference if Grantee shall have delivered to Issuer a copy of a letter from the staff of the Securities and Exchange Commission (the "SEC") or Governmental Authority responsible for administering any applicable state securities laws or an opinion of counsel, in form and substance satisfactory to Issuer, to the effect that such legend is not required for purposes of the Securities Act or applicable state securities laws; (ii) the reference to the provisions of this Agreement in the above legend shall be removed by delivery of substitute certificate(s) without such reference if the shares have been sold or transferred in compliance with the provisions of this Agreement and under circumstances that do not require the retention of such reference; and (iii) the legend shall be removed in its entirety if the conditions in the preceding clauses (i) and (ii) are both satisfied. In addition, such certificates shall bear any other legend as may be required by law.

                 (i) Upon the giving by Grantee to Issuer of an Option Notice and the tender of the applicable purchase price in immediately available funds on the Closing Date, Grantee shall be deemed to be the holder of record of the number of shares of Common Stock specified in the Option Notice, notwithstanding that the stock transfer books of Issuer shall then be closed or that certificates representing such shares of Common Stock shall not then actually be delivered to Grantee. Issuer shall pay all expenses and other charges that may be payable in connection with the preparation, issue and delivery of stock certificates under this Section 2 in the name of Grantee.

                 SECTION 3. Issuer agrees: (i) that it shall at all times until the termination of this Agreement have reserved for issuance upon the exercise of the Option that number of authorized and reserved shares of Common Stock equal to the maximum number of shares of Common Stock at any time and from time to time issuable hereunder, all of which shares will, upon issuance pursuant hereto, be duly authorized, validly issued, fully paid, nonassessable, and delivered free and clear of all claims, liens, encumbrances and security interests and not subject to any preemptive rights; (ii) that it will not, by amendment of its certificate of incorporation or through reorganization, consolidation, merger, dissolution or sale of assets, or by any other voluntary act, avoid or seek to avoid the observance or performance of any of the covenants, stipulations or conditions to be observed or performed hereunder by Issuer; (iii) promptly to take all reasonable action as may from time to time be requested by the Grantee, at Grantee's expense (including (x) complying with all premerger notification, reporting and waiting period requirements specified in 15 U.S.C. ss. 18a and regulations promulgated thereunder and (y) in the event, under the Bank Holding Company Act of 1956, as amended ("BHC Act"), or the Change in Bank Control Act of 1978, as amended, or any state banking law, prior approval of or notice to the Federal Reserve Board or to any other Governmental Authority is necessary before the Option may be exercised, cooperating with Grantee in preparing such applications or notices and providing such information to each such Governmental Authority as it may require) in order to permit Grantee to exercise the Option and Issuer duly and effectively to issue shares of Common Stock pursuant hereto; and (iv) to take all action provided herein to protect the rights of Grantee against dilution.

                 SECTION 4. This Agreement (and the Option granted hereby) are exchangeable, without expense, at the option of Grantee, upon presentation and surrender of this Agreement at the principal office of Issuer, for other agreements providing for Options of different denominations entitling the holder thereof to purchase, on the same terms and subject to the same conditions as are set forth herein, in the aggregate the same number of shares of Common Stock purchasable hereunder. The terms "Agreement" and "Option" as used herein include any agreements and related options for which this Agreement (and the Option granted hereby) may be exchanged. Upon receipt by Issuer of evidence reasonably satisfactory to it of the loss, theft, destruction or mutilation of this Agreement, and (in the case of loss, theft or destruction) of reasonably satisfactory indemnification, and upon surrender and cancellation of this Agreement, if mutilated, Issuer will execute and deliver a new Agreement of like tenor and date.

                 SECTION 5. The number of shares of Common Stock purchasable upon the exercise of the Option shall be subject to adjustment from time to time as follows:

                 (a) In the event of any change in the Common Stock by reason of stock dividends, split-ups, mergers, recapitalizations, combinations, subdivisions, conversions, exchanges of shares or the like, the type and number of shares of Common Stock purchasable upon exercise hereof shall be appropriately adjusted and proper provision shall be made so that, in the event that any additional shares of Common Stock are to be issued or otherwise become outstanding as a result of any such change (other than pursuant to an exercise of the Option), the number of shares of Common Stock that remain subject to the Option shall be increased so that, after such issuance and together with shares of Common Stock previously issued pursuant to the exercise of the Option (as adjusted on account of any of the foregoing changes in the Common Stock), it equals 19.9% of the number of shares of Common Stock then issued and outstanding.

                 (b) Whenever the number of shares of Common Stock purchasable upon exercise hereof is adjusted as provided in this Section 5, the Option Price shall be adjusted by multiplying the Option Price by a fraction, the numerator of which shall be equal to the number of shares of Common Stock purchasable prior to the adjustment and the denominator of which shall be equal to the number of shares of Common Stock purchasable after the adjustment.

                 SECTION 6. (a) Upon the occurrence of a Purchase Event that occurs prior to an Exercise Termination Event, Issuer shall, at the request of Grantee (whether on its own behalf or on behalf of any subsequent holder of the Option (or part thereof) or any of the shares of Common Stock issued pursuant hereto), promptly prepare, file and keep current a shelf registration statement under the Securities Act covering any shares issued and issuable pursuant to the Option and shall use its best efforts to cause such registration statement to become effective, and to remain current and effective for a period not in excess of 180 days from the day such registration statement first becomes effective, in order to permit the sale or other disposition of any shares of Common Stock issued upon total or partial exercise of the Option ("Option Shares") in accordance with any plan of disposition requested by Grantee; provided, however, that Issuer may postpone filing a registration statement relating to a registration request by Grantee under this Section 6 for a period of time (not in excess of 30 days) if in its judgment such filing would require the disclosure of material information that Issuer has a bona fide business purpose for preserving as confidential. Grantee shall have the right to demand two such registrations. The foregoing notwithstanding, if, at the time of any request by Grantee for registration of Option Shares as provided above, Issuer is in the process of registration with respect to an underwritten public offering of shares of Common Stock, and if in the good faith judgment of the managing underwriter or managing underwriters, or, if none, the sole underwriter or underwriters, of such offering the offering or inclusion of the Option Shares would interfere materially with the successful marketing of the shares of Common Stock offered by Issuer, the number of Option Shares otherwise to be covered in the registration statement contemplated hereby may be reduced; provided, however, that after any such required reduction the number of Option Shares to be included in such offering for the account of Grantee shall constitute at least 20% of the total number of shares of Grantee and Issuer covered in such registration statement; provided further, however, that if such reduction occurs, then Issuer shall file a registration statement for the balance as promptly as practicable thereafter as to which no reduction pursuant to this
Section 6(a) shall be permitted or occur and the Grantee shall thereafter be entitled to one additional registration statement. Grantee shall provide all information reasonably requested by Issuer for inclusion in any registration statement to be filed hereunder. In connection with any such registration, Issuer and Grantee shall provide each other with representations, warranties, indemnities and other agreements customarily given in connection with such registrations. If requested by Grantee in connection with such registration, Issuer and Grantee shall become a party to any underwriting agreement relating to the sale of such shares, but only to the extent of obligating themselves in respect of representations, warranties, indemnities and other agreements customarily included in such underwriting agreements. Notwithstanding the foregoing, if Grantee revokes any exercise notice or fails to exercise any Option with respect to any exercise notice pursuant to Section 2(e), Issuer shall not be obligated to continue any registration process with respect to the sale of Option Shares issuable upon the exercise of such Option and Grantee shall not be deemed to have demanded registration of Option Shares.

                 (b) In the event that Grantee requests Issuer to file a registration statement following the failure to obtain any approval required to exercise the Option as described in Section 9, the closing of the sale or other disposition of the Common Stock or other securities pursuant to such registration statement shall occur substantially simultaneously with the exercise of the Option.

                 SECTION 7. (a) Upon the occurrence of a Purchase Event that occurs prior to an Exercise Termination Event, (i) at the request (the date of such request being the "Option Repurchase Request Date") of Grantee, Issuer shall repurchase the Option from Grantee at a price (the "Option Repurchase Price") equal to the amount by which (A) the market/offer price (as defined below) exceeds (B) the Option Price, multiplied by the number of shares for which the Option may then be exercised and (ii) at the request (the date of such request being the "Option Share Repurchase Request Date") of the owner of Option Shares from time to time (the "Owner"), Issuer shall repurchase such number of the Option Shares from the Owner as the Owner shall designate at a price (the "Option Share Repurchase Price") equal to the market/offer price multiplied by the number of Option Shares so designated. The term "market/offer price" shall mean the highest of (i) the price per share of Common Stock at which a tender offer or exchange offer therefor has been made after the date hereof and on or prior to the Option Repurchase Request Date or the Option Share Repurchase Request Date, as the case may be, (ii) the price per share of Common Stock paid or to be paid by any third party pursuant to an agreement with Issuer (whether by way of a merger, consolidation or otherwise), (iii) the average of the 20 highest last sale prices for shares of Common Stock within the 90-day period ending on the Option Repurchase Request Date or the Option Share Repurchase Request Date, as the case may be, quoted on the Tape (as reported by The Wall Street Journal, or, if not reported thereby, another authoritative source), (iv) in the event of a sale of all or substantially all of Issuer's assets, the sum of the price paid in such sale for such assets and the current market value of the remaining assets of Issuer as determined by a nationally-recognized independent investment banking firm selected by Grantee or the Owner, as the case may be, divided by the number of shares of Common Stock of Issuer outstanding at the time of such sale. In determining the market/offer price, the value of consideration other than cash shall be the value determined by a nationally-recognized independent investment banking firm selected by Grantee or the Owner, as the case may be, and reasonably acceptable to the Issuer, which investment banking firm's determination shall be conclusive and binding on all parties.

                 (b) Grantee or the Owner, as the case may be, may exercise its right to require Issuer to repurchase the Option and/or any Option Shares pursuant to this Section 7 by surrendering for such purpose to Issuer, at its principal office, a copy of this Agreement or certificates for Option Shares, as applicable, accompanied by a written notice or notices stating that Grantee or the Owner, as the case may be, elects to require Issuer to repurchase the Option and/or the Option Shares in accordance with the provisions of this Section 7. As promptly as practicable, and in any event within 15 business days after the surrender of the Option and/or certificates representing Option Shares and the receipt of such notice or notices relating thereto, Issuer shall deliver or cause to be delivered to Grantee the Option Repurchase Price or to the Owner the Option Share Repurchase Price or the portion thereof that Issuer is not then prohibited from so delivering under applicable law and regulation or as a consequence of administrative policy (including policies relating to the maintenance of capital levels and a sound financial condition).

                 (c) Issuer hereby undertakes to use its best efforts to obtain all required regulatory and legal approvals and to file any required notices as promptly as practicable in order to accomplish any repurchase contemplated by this Section 7. Nonetheless, to the extent that Issuer is prohibited under applicable law or regulation, or as a consequence of administrative policy (including policies relating to the maintenance of capital levels and a sound financial condition), from repurchasing any Option and/or any Option Shares in full, Issuer shall promptly so notify Grantee and/or the Owner and thereafter deliver or cause to be delivered, from time to time, to Grantee and/or the Owner, as appropriate, the portion of the Option Repurchase Price and the Option Share Repurchase Price, respectively, that it is no longer prohibited from delivering, within five business days after the date on which Issuer is no longer so prohibited; provided, however, that if Issuer at any time after delivery of a notice of repurchase pursuant to Section 7(b) is prohibited under applicable law or regulation, or as a consequence of administrative policy (including policies relating to the maintenance of capital levels and a sound financial condition), from delivering to Grantee and/or the Owner, as appropriate, the Option Repurchase Price or the Option Share Repurchase Price, respectively, in full, Grantee or the Owner, as appropriate, may revoke its notice of repurchase of the Option or the Option Shares either in whole or in part whereupon, in the case of a revocation in part, Issuer shall promptly (i) deliver to Grantee and/or the Owner, as appropriate, that portion of the Option Purchase Price or the Option Share Repurchase Price that Issuer is not prohibited from delivering after taking into account any such revocation and
(ii) deliver, as appropriate, either (A) to Grantee, a new Agreement evidencing the right of Grantee to purchase that number of shares of Common Stock equal to the number of shares of Common Stock purchasable immediately prior to the delivery of the notice of repurchase less the number of shares of Common Stock covered by the portion of the Option repurchased or (B) to the Owner, a certificate for the number of Option Shares covered by the revocation.

                 (d) Issuer shall not enter into any agreement with any party (other than Grantee or a Grantee Subsidiary) for an Acquisition Transaction unless the other party thereto assumes all the obligations of Issuer pursuant to this Section 7 in the event that Grantee or the Owner elects, in its sole discretion, to require such other party to perform such obligations.

                 SECTION 8. (a) In the event that prior to an Exercise Termination Event, Issuer shall enter into an agreement (i) to consolidate or merge with any person, other than Grantee or a Grantee Subsidiary, and shall not be the continuing or surviving corporation of such consolidation or merger, (ii) to permit any person, other than Grantee or a Grantee Subsidiary, to merge into Issuer and Issuer shall be the continuing or surviving corporation, but, in connection with such merger, the then outstanding shares of Common Stock shall be changed into or exchanged for stock or other securities of any other person or cash or any other property or the then outstanding shares of Common Stock shall after such merger represent less than 50% of the outstanding shares and share equivalents of the merged company, or (iii) to sell or otherwise transfer all or substantially all of its or any Material Subsidiary's assets to any person, other than Grantee or a Grantee Subsidiary, then, and in each such case, the agreement governing such transaction shall make proper provision so that the Option shall, upon the consummation of such transaction and upon the terms and conditions set forth herein, be converted into, or exchanged for, an option (the "Substitute Option"), at the election of Grantee, of either (x) the Acquiring Corporation (as defined below) or (y) any person that controls the Acquiring Corporation (the Acquiring Corporation and any such controlling person being hereinafter referred to as the "Substitute Option Issuer").

                 (b) The Substitute Option shall be exercisable for such number of shares of the Substitute Common Stock (as is hereinafter defined) as is equal to the market/offer price (as defined in Section 7) multiplied by the number of shares of the Issuer Common Stock for which the Option was theretofore exercisable, divided by the Average Price (as is hereinafter defined). The exercise price of the Substitute Option per share of the Substitute Common Stock (the "Substitute Purchase Price") shall then be equal to the Option Price multiplied by a fraction in which the numerator is the number of shares of the Issuer Common Stock for which the Option was theretofore exercisable and the denominator is the number of shares for which the Substitute Option is exercisable.

                 (c) The Substitute Option shall otherwise have the same terms as the Option, provided that if the terms of the Substitute Option cannot, for legal reasons, be the same as the Option, such terms shall be as similar as possible and in no event less advantageous to Grantee, provided further that the terms of the Substitute Option shall include (by way of example and not limitation) provisions for the repurchase of the Substitute Option and Substitute Common Stock by the Substitute Option Issuer on the same terms and conditions as provided in Section 7.

                 (d) The following terms have the meanings indicated:

                 (i) "Acquiring Corporation" shall mean (i) the continuing or surviving corporation of a consolidation or merger with Issuer (if other than Issuer), (ii) Issuer in a merger in which Issuer is the continuing or surviving person, and (iii) the transferee of all or any substantial part of the Issuer's assets (or the assets of Issuer's Material Subsidiary).

                 (ii) "Substitute Common Stock" shall mean the common stock issued by the Substitute Option Issuer upon exercise of the Substitute Option.

                 (iii) "Average Price" shall mean the average closing price of a share of the Substitute Common Stock for the one year immediately preceding the consolidation, merger or sale in question, but in no event higher than the closing price of the shares of the Substitute Common Stock on the day preceding such consolidation, merger or sale; provided that if Issuer is the issuer of the Substitute Option, the Average Price shall be computed with respect to a share of common stock issued by Issuer, the person merging into Issuer or by any company which controls or is controlled by such merging person, as Grantee may elect.

                 (e) In no event, pursuant to any of the foregoing paragraphs, shall the Substitute Option be exercisable for more than 19.9% of the aggregate of the shares of the Substitute Common Stock outstanding immediately prior to the issuance of the Substitute Option. In the event that the Substitute Option would be exercisable for more than 19.9% of the aggregate of the shares of Substitute Common Stock but for this clause (e), the Substitute Option Issuer shall make a cash payment to Grantee equal to the excess of (i) the value of the Substitute Option without giving effect to the limitation in this clause (e) over (ii) the value of the Substitute Option after giving effect to the limitation in the clause (e). This difference in value shall be determined by a nationally recognized investment banking firm selected by Grantee and the Substitute Option Issuer. In addition, the provisions of Section 5(a) shall not apply to the issuance of any Substitute Option and for purposes of applying
Section 5(a) thereafter to any Substitute Option the percentage referred to in
Section 5(a) shall thereafter equal the percentage that the percentage of the shares of Substitute Common Stock subject to the Substitute Option bears to the number of shares of Substitute Common Stock outstanding.

                 SECTION 9. Notwithstanding Sections 2, 6 and 7, if Grantee has given the notice referred to in one or more of such Sections, the exercise of the rights specified in any such Section shall be extended (a) if the exercise of such rights requires obtaining regulatory approvals (including any required waiting periods) to the extent necessary to obtain all regulatory approvals for the exercise of such rights, and (b) to the extent necessary to avoid liability under Section 16(b) of the Securities Exchange Act by reason of such exercise; provided that in no event shall any closing date occur more than 18 months after the related Notice Date, and, if the closing date shall not have occurred within such period due to the failure to obtain any required approval by the Federal Reserve Board or any other Governmental Authority despite the best efforts of Issuer or the Substitute Option Issuer, as the case may be, to obtain such approvals, the exercise of the Option shall be deemed to have been rescinded as of the related Notice Date. In the event (a) Grantee receives official notice that an approval of the Federal Reserve Board or any other Governmental Authority required for the purchase and sale of the Option Shares will not be issued or granted or (b) a closing date has not occurred within 18 months after the related Notice Date due to the failure to obtain any such required approval, Grantee shall be entitled to exercise the Option in connection with the resale of the Option Shares pursuant to a registration statement as provided in Section
6. Nothing contained in this Agreement shall restrict Grantee from specifying alternative means of exercising rights pursuant to Sections 2, 6 or 7 hereof in the event that the exercising of any such rights shall not have occurred due to the failure to obtain any required approval referred to in this Section 9.

                 SECTION 10. Issuer hereby represents and warrants to Grantee as follows:

                 (a) Issuer has the requisite corporate power and authority to execute and deliver this Agreement and to consummate the transactions contemplated hereby. The execution and delivery of this Agreement and the consummation of the transactions contemplated hereby have been duly approved by the Board of Directors of Issuer and no other corporate proceedings on the part of Issuer are necessary to authorize this Agreement or to consummate the transactions so contemplated. This Agreement has been duly executed and delivered by, and constitutes a valid and binding obligation of, Issuer, enforceable against Issuer in accordance with its terms, except as enforceability thereof may be limited by applicable bankruptcy, insolvency, reorganization, moratorium and other similar laws affecting the enforcement of creditors' rights generally and except that the availability of the equitable remedy of specific performance or injunctive relief is subject to the discretion of the court before which any proceeding may be brought.

                 (b) Issuer has taken all necessary corporate action to authorize and reserve and to permit it to issue, and at all times from the date hereof through the termination of this Agreement in accordance with its terms will have reserved for issuance upon the exercise of the Option, that number of shares of Common Stock equal to the maximum number of shares of Common Stock at any time and from time to time issuable hereunder, and all such shares, upon issuance pursuant hereto, will be duly authorized, validly issued, fully paid, non-assessable, and will be delivered free and clear of all claims, liens, encumbrances and security interests and not subject to any preemptive rights.

                 SECTION 11. (a) Neither of the parties hereto may assign any of its rights or delegate any of its obligations under this Agreement or the Option created hereunder to any other person without the express written consent of the other party, except that Grantee may assign this Agreement to a wholly owned subsidiary of Grantee and Grantee may assign its rights hereunder in whole or in part after the occurrence of a Preliminary Purchase Event; provided, however, that until the date at which the Federal Reserve Board has approved an application by Grantee under the BHC Act to acquire the shares of Common Stock subject to the Option, Grantee may not assign its rights under the Option except in (i) a widely dispersed public distribution, (ii) a private placement in which no one party acquires the right to purchase in excess of 2% of the voting shares of Issuer, (iii) an assignment to a single party (e.g., a broker or investment banker) for the purpose of conducting a widely dispersed public distribution on Grantee's behalf, or (iv) any other manner approved by the Federal Reserve Board. The term "Grantee" as used in this Agreement shall also be deemed to refer to Grantee's permitted assigns.

                 (b) Any assignment of rights of Grantee to any permitted assignee of Grantee hereunder shall bear the restrictive legend at the beginning thereof substantially as follows:

                  The transfer of the option represented by this assignment and the related option agreement is subject to resale restrictions arising under the Securities Act of 1933, as amended, and applicable state securities laws and to certain provisions of an agreement between First Fidelity Bancorporation and Baltimore Bancorp, ("Issuer") dated as of the 22nd day of March, 1994. A copy of such agreement is on file at the principal office of Issuer and will be provided to any permitted assignee of the Option without change upon receipt by Issuer of a written request therefor.

It is understood and agreed that (i) the reference to the resale restrictions of the Securities Act in the above legend shall be removed by delivery of substitute assignments without such reference if Grantee shall have delivered to Issuer a copy of a letter from the staff of the SEC or Governmental Authority responsible for administering any applicable state securities laws, or an opinion of counsel, in form and substance satisfactory to Issuer, to the effect that such legend is not required for purposes of the Securities Act or applicable state securities laws; (ii) the reference to the provisions of this Agreement in the above legend shall be removed by delivery of substitute assignments without such reference if the Option has been sold or transferred in compliance with the provisions of this Agreement and under circumstances that do not require the retention of such reference; and (iii) the legend shall be removed in its entirety if the conditions in the preceding clauses (i) and (ii) are both satisfied. In addition, such assignments shall bear any other legend as may be required by law.

                 SECTION 12. Each of Grantee and Issuer will use its reasonable efforts to make all filings with, and to obtain consents of, all third parties and Governmental Authorities necessary to the consummation of the transactions contemplated by this Agreement, including, without limitation, making application, if necessary, for quotation of the shares of Common Stock issuable hereunder on the Tape and applying to the Federal Reserve Board under the BHC Act and to state banking authorities for approval to acquire the shares issuable hereunder.

                 SECTION 13. The parties hereto acknowledge that damages would be an inadequate remedy for a breach of this Agreement by either party hereto and that the obligations of the parties shall hereto be enforceable by either party hereto through injunctive or other equitable relief. Both parties further agree to waive any requirement for the securing or posting of any bond in connection with the obtaining of any such equitable relief and that this provision is without prejudice to any other rights that the parties hereto may have for any failure to perform this Agreement.

                 SECTION 14. If any term, provision, covenant or restriction contained in this Agreement is held by a court or a federal or state regulatory agency of competent jurisdiction to be invalid, void or unenforceable, the remainder of the terms, provisions and covenants and restrictions contained in this Agreement shall remain in full force and effect, and shall in no way be affected, impaired or invalidated. If for any reason such court or regulatory agency determines that Grantee is not permitted to acquire, or Issuer is not permitted to repurchase pursuant to Section 7, the full number of shares of Common Stock provided in Section 1(a) (as adjusted pursuant hereto), it is the express intention of Issuer to allow Grantee to acquire or to require Issuer to repurchase such lesser number of shares as may be permissible, without any amendment or modification hereof.

                 SECTION 15. All notices, requests, claims, demands and other communications hereunder shall be deemed to have been duly given when delivered in person, by cable, telegram, telecopy or telex, or by registered or certified mail (postage prepaid, return receipt requested) at the respective addresses of the parties set forth in the Plan.

                 SECTION 16. This Agreement shall be governed by and construed in accordance with the laws of the State of Maryland.

                 SECTION 17. This Agreement may be executed in two or more counterparts, each of which shall be deemed to be an original, but all of which shall constitute one and the same agreement and shall be effective at the time of execution and delivery.

                 SECTION 18. Except as otherwise expressly provided herein, each of the parties hereto shall bear and pay all costs and expenses incurred by it or on its behalf in connection with the transactions contemplated hereunder, including fees and expenses of its own financial consultants, investment bankers, accountants and counsel.

                 SECTION 19. Except as otherwise expressly provided herein or in the Plan, this Agreement contains the entire agreement between the parties with respect to the transactions contemplated hereunder and supersedes all prior arrangements or understandings with respect thereof, written or oral. The terms and conditions of this Agreement shall inure to the benefit of and be binding upon the parties hereto and their respective successors and permitted assigns. Nothing in this Agreement, expressed or implied, is intended to confer upon any party, other than the parties hereto, and their respective successors except as assigns, any rights, remedies, obligations or liabilities under or by reason of this Agreement, except as expressly provided herein.

                 SECTION 20. Capitalized terms used in this Agreement and not defined herein but defined in the Plan shall have the meanings assigned thereto in the Plan.

                 SECTION 21. Nothing contained in this Agreement shall be deemed to authorize or require Issuer or Grantee to breach any provision of the Plan or any provision of law applicable to the Grantee or Issuer or their subsidiaries.

                 SECTION 22. In the event that any selection or determination is to be made by Grantee or the Owner hereunder and at the time of such selection or determination there is more than one Grantee or Owner, such selection shall be made by a majority in interest of such Grantees or Owners.

                 SECTION 23. In the event of any exercise of the option by Grantee, Issuer and such Grantee shall execute and deliver all other documents and instruments and take all other action that may be reasonably necessary in order to consummate the transactions provided for by such exercise.

                 SECTION 24. Except to the extent Grantee exercises the Option, Grantee shall have no rights to vote or receive dividends or have any other rights as a shareholder with respect to shares of Common Stock covered hereby.

                 IN WITNESS WHEREOF, each of the parties has caused this Stock Option Agreement to be executed on its behalf by their officers thereunto duly authorized, all as of the date first above written.


                                   FIRST FIDELITY BANCORPORATION


                                   By:    /s/ James L. Mitchell
                                          -----------------------------
                                          James L. Mitchell
                                          Executive Vice President,
                                          General Counsel and Secretary


                                   BALTIMORE BANCORP


                                   By:    /s/ Edwin F. Hale, Sr.
                                          -----------------------------
                                          Edwin F. Hale, Sr.
                                          Chairman and Chief Executive Officer

                 Confidential, For Use of the Commission Only.

                                                                Preliminary Copy

REVOCABLE PROXY

                               BALTIMORE BANCORP

                        SPECIAL MEETING OF STOCKHOLDERS

                            FRIDAY, NOVEMBER 4, 1994

                      This Proxy Is Solicited by the Board


         The undersigned stockholder of Baltimore Bancorp (the "Company") hereby authorizes Barry B. Bondroff, Bruce H. Hoffman and Dennis F. Rasmussen, and each of them, with full power of substitution, to vote and otherwise represent all the shares of Common Stock of the Company held of record by the undersigned at the Special Meeting of Stockholders of the Company (the "Special Meeting") to be held at The Bank of Baltimore, 4th Floor, 7 East Baltimore Street, Baltimore, Maryland 21202, on November 4, 1994 at 10:00 a.m., and any at adjournments or postponements thereof.

         This proxy, when properly completed, will be voted in the manner directed herein by the undersigned stockholder. UNLESS CONTRARY DIRECTION IS GIVEN, THIS PROXY WILL BE VOTED FOR THE APPROVAL AND ADOPTION OF THE MERGER AGREEMENT AND THE TRANSACTIONS CONTEMPLATED THEREBY, AND IN ACCORDANCE WITH THE DETERMINATION OF A MAJORITY OF THE BOARD AS TO OTHER MATTERS.

           1. The Agreement and Plan of Merger, dated as of March 21, 1994, as amended, among First Fidelity Bancorporation, Annabel Lee Corporation and the Company and the transactions contemplated thereby.


                           [ ] FOR         [ ] AGAINST        [ ] ABSTAIN


           2. Upon such other business as may properly come before the Special Meeting or any adjournments or postponements thereof, as determined by a majority of the Company's Board of Directors.


   The Board unanimously recommends that you vote "FOR" approval and adoption of the Merger Agreement and the transactions contemplated thereby.


         The undersigned stockholder may revoke this Proxy at any time before it is voted by filing with the Corporate Secretary of the Company a written notice of revocation, by delivering to the Company a duly executed proxy bearing a later date, or by attending the Special Meeting and voting in person. The undersigned stockholder hereby acknowledges receipt of the Notice of Special
Meeting of Stockholders and Proxy Statement and hereby revokes any proxy or proxies heretofore given.


                                  ____________________________________________
                                             Signature(s) of Stockholder or
                                               Authorized Representative

                                  Date: ______________________________________


                                  Please date and sign exactly as name appears hereon. Each executor, administrator, trustee, guardian, attorney-in-fact and other fiduciary should sign and indicate his or her full title. When stock has been issued in the name of two or more persons, all should sign.


      Please sign and return all proxy cards in the accompanying envelope.